GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – 96.8%
Argentina – 0.1%
849 Vista Energy SAB de CV ADR
(Energy)* $ 62,996
Australia – 0.0%
5,195 Yancoal Australia Ltd. (Energy) 25,305
Brazil – 2.6%
47,585 Ambev SA (Consumer Staples) 153,530
12,495 Axia Energia SA (Utilities) 129,515
56,687 B3 SA – Brasil Bolsa Balcao
(Financials) 184,915
15,588 Banco Bradesco SA (Financials) 47,767
12,655 Banco BTG Pactual SA
(Financials) 134,476
13,966 Banco do Brasil SA (Financials) 56,050
2,775 Banco Santander Brasil SA
(Financials) 14,900
7,239 BB Seguridade Participacoes
SA (Financials) 50,662
6,734 Caixa Seguridade Participacoes
SA (Financials) 23,577
25,928 Cia de Saneamento Basico do
Estado de Sao Paulo (Utilities) 143,268
19,839 Cia Paranaense de Energia
(Utilities) 57,107
2,005 CPFL Energia SA (Utilities) 17,199
7,506 Embraer SA (Industrials) 108,891
3,575 Energisa SA (Utilities) 33,926
7,220 Eneva SA (Utilities)* 36,584
2,744 Engie Brasil Energia SA
(Utilities) 17,956
12,846 Equatorial SA (Utilities) 97,903
5,482 Itau Unibanco Holding SA
(Financials) 43,416
5,735 Klabin SA (Materials) 18,901
7,016 Localiza Rent a Car SA
(Industrials) 58,284
10,752 Motiva Infraestrutura de
Mobilidade SA (Industrials) 29,993
40,385 NU Holdings Ltd., Class A
(Financials)* 530,255
39,961 Petroleo Brasileiro SA -
Petrobras (Energy) 369,178
2,047 Porto Seguro SA (Financials) 19,551
8,751 PRIO SA (Energy)* 107,696
11,721 Raia Drogasil SA (Consumer
Staples) 43,309
7,188 Rede D’Or Sao Luiz SA (Health
Care)
(a)
48,344
6,528 Rumo SA (Industrials) 17,707
2,521 StoneCo Ltd., Class A
(Financials) 28,865
5,822 Suzano SA (Materials) 48,239
8,729 Telefonica Brasil SA
(Communication Services) 58,364
8,633 TIM SA (Communication
Services) 37,378
6,498 TOTVS SA (Information
Technology) 42,483
Shares Description Value
a
Common Stocks – (continued)
Brazil – (continued)
8,280 Ultrapar Participacoes SA
(Consumer Discretionary) $ 42,348
40,937 Vale SA (Materials) 670,278
12,862 Vibra Energia SA (Consumer
Discretionary) 75,648
16,020 WEG SA (Industrials) 139,671
3,660 XP, Inc., Class A (Financials) 61,012
3,799,146
Chile – 0.5%
529,781 Banco de Chile (Financials) 99,808
975 Banco de Credito e Inversiones
SA (Financials) 65,790
819,575 Banco Santander Chile
(Financials) 64,465
19,085 Cencosud SA (Consumer
Staples) 45,013
8,317 Cencosud Shopping SA (Real
Estate) 22,691
22,567 Empresas CMPC SA
(Materials) 27,031
6,413 Empresas Copec SA (Consumer
Discretionary) 45,567
33,261 Enel Americas SA (Utilities) 2,915
404,284 Enel Chile SA (Utilities) 35,116
15,545 Falabella SA (Consumer
Discretionary) 99,564
4,169,724 Latam Airlines Group SA
(Industrials) 112,918
5,248 Plaza SA (Real Estate) 22,880
3,150 Quinenco SA (Industrials) 13,804
657,562
China – 21.3%
5,104 360 Security Technology,
Inc., Class A (Information
Technology) 7,624
3,164 37 Interactive Entertainment
Network Technology Group Co.
Ltd., Class A (Communication
Services) 8,985
20,471 3SBio, Inc. (Health Care)*
(a)
48,321
7,590 AAC Technologies Holdings,
Inc. (Information Technology) 44,064
560 Accelink Technologies Co.
Ltd., Class A (Information
Technology) 16,892
160 ACM Research Shanghai,
Inc., Class A (Information
Technology) 5,420
696 Advanced Micro-Fabrication
Equipment Inc China, Class A
(Information Technology) 30,635
583 AECC Aero-Engine Control Co.
Ltd., Class A (Industrials) 1,650
1,652 AECC Aviation Power Co. Ltd.,
Class A (Industrials) 10,144
52,019 Agricultural Bank of China
Ltd., Class A (Financials) 48,623

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
332,057 Agricultural Bank of China
Ltd., Class H (Financials) $ 244,465
6,820 Aier Eye Hospital Group Co.
Ltd., Class A (Health Care) 9,199
7,126 Air China Ltd., Class A
(Industrials)* 7,177
29,494 Air China Ltd., Class H
(Industrials)* 18,252
2,031 Airtac International Group
(Industrials) 90,770
7,675 Aisino Corp., Class A
(Information Technology) 8,377
6,340 Akeso , Inc. (Health Care)*
(a)
95,536
192,263 Alibaba Group Holding Ltd.
(Consumer Discretionary) 2,965,856
664 All Winner Technology Co.
Ltd., Class A (Information
Technology) 3,402
8,547 Aluminum Corp. of China Ltd.,
Class A (Materials) 14,436
41,218 Aluminum Corp. of China Ltd.,
Class H (Materials) 57,325
285 Amlogic Shanghai Co.
Ltd., Class A (Information
Technology) 4,464
1,523 An Hui Wenergy Co. Ltd., Class
A (Utilities) 2,207
320 Andon Health Co. Ltd., Class A
(Health Care) 3,611
31,073 Angang Steel Co. Ltd., Class A
(Materials)* 9,375
17,502 Angang Steel Co. Ltd., Class H
(Materials)* 2,814
590 Angel Yeast Co. Ltd., Class A
(Consumer Staples) 3,194
311 Anhui Conch Cement Co. Ltd.,
Class A (Materials) 927
19,482 Anhui Conch Cement Co. Ltd.,
Class H (Materials) 47,304
2,927 Anhui Expressway Co. Ltd.,
Class A (Industrials) 7,286
4,585 Anhui Expressway Co. Ltd.,
Class H (Industrials) 9,483
955 Anhui Gujing Distillery Co.
Ltd., Class A (Consumer
Staples) 13,140
1,440 Anhui Jianghuai Automobile
Group Corp. Ltd., Class A
(Consumer Discretionary)* 7,884
585 Anhui Tongguan Copper
Foil Group Co. Ltd., Class A
(Materials) 9,863
4,781 Anhui Zhongding Sealing Parts
Co. Ltd., Class A (Consumer
Discretionary) 14,969
195 Anji Microelectronics
Technology Shanghai Co.
Ltd., Class A (Information
Technology) 8,197
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
145 Anjoy Foods Group Co. Ltd.,
Class A (Consumer Staples) $ 2,137
878 Anjoy Foods Group Co. Ltd.,
Class H (Consumer Staples) 9,315
310 Anker Innovations Technology
Co. Ltd., Class A (Information
Technology) 5,764
13,792 ANTA Sports Products Ltd.
(Consumer Discretionary) 133,390
673 Apeloa Pharmaceutical Co.
Ltd., Class A (Health Care) 1,653
180 APT Medical, Inc., Class A
(Health Care) 5,473
560 Asia - Potash International
Investment Guangzhou Co. Ltd.,
Class A (Materials)* 3,669
275 ASR Microelectronics Co.
Ltd., Class A (Information
Technology)* 4,327
143 Asymchem Laboratories Tianjin
Co. Ltd., Class A (Health Care) 2,483
283 Asymchem Laboratories Tianjin
Co. Ltd., Class H (Health
Care)
(a)
3,322
709 Atour Lifestyle Holdings Ltd.
ADR (Consumer Discretionary) 24,347
1,158 Avary Holding Shenzhen Co.
Ltd., Class A (Information
Technology) 17,985
327 AVIC Chengdu UAS Co. Ltd.,
Class A (Industrials) 2,147
12,701 AviChina Industry &
Technology Co. Ltd., Class H
(Industrials) 5,072
3,529 BAIC BluePark New Energy
Technology Co. Ltd., Class A
(Consumer Discretionary)* 3,189
5,534 BAIC Foton Motor Co.
Ltd., Class A (Consumer
Discretionary)* 2,398
23,230 Baidu, Inc., Class A
(Communication Services)* 385,319
223 Baimtec Material Co. Ltd.,
Class A (Industrials) 1,714
4,092 Baiyin Nonferrous Group Co.
Ltd., Class A (Materials) 3,795
14,731 Bank of Beijing Co. Ltd., Class
A (Financials) 11,089
2,797 Bank of Changsha Co. Ltd.,
Class A (Financials) 3,930
2,986 Bank of Chengdu Co. Ltd.,
Class A (Financials) 8,214
28,001 Bank of China Ltd., Class A
(Financials) 24,268
720,439 Bank of China Ltd., Class H
(Financials) 478,920
1,401 Bank of Chongqing Co. Ltd.,
Class A (Financials) 2,491

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
5,277 Bank of Chongqing Co. Ltd.,
Class H (Financials) $ 5,427
28,929 Bank of Communications Co.
Ltd., Class A (Financials) 28,495
80,274 Bank of Communications Co.
Ltd., Class H (Financials) 74,770
2,387 Bank of Guiyang Co. Ltd.,
Class A (Financials) 2,093
4,529 Bank of Hangzhou Co. Ltd.,
Class A (Financials) 10,724
13,772 Bank of Jiangsu Co. Ltd., Class
A (Financials) 22,996
8,076 Bank of Nanjing Co. Ltd., Class
A (Financials) 12,876
5,362 Bank of Ningbo Co. Ltd., Class
A (Financials) 24,608
8,500 Bank of Qingdao Co. Ltd.,
Class H (Financials)*
(a)
4,870
10,791 Bank of Shanghai Co. Ltd.,
Class A (Financials) 14,412
2,387 Bank of Suzhou Co. Ltd., Class
A (Financials) 2,877
5,405 Bank of Zhengzhou Co. Ltd.,
Class A (Financials) 1,415
14,957 Baoshan Iron & Steel Co. Ltd.,
Class A (Materials) 13,339
6,276 BBMG Corp., Class A
(Materials) 1,476
106,558 BBMG Corp., Class H
(Materials)* 9,653
4,879 Beibuwan Port Co. Ltd., Class
A (Industrials) 9,792
4,892 Beijing Capital Eco-
Environment Protection Group
Co. Ltd., Class A (Utilities) 2,279
345 Beijing Compass Technology
Development Co. Ltd., Class A
(Financials) 4,687
145 Beijing Easpring Material
Technology Co. Ltd., Class A
(Industrials) 1,191
1,884 Beijing Enlight Media Co.
Ltd., Class A (Communication
Services) 3,553
8,969 Beijing Enterprises Holdings
Ltd. (Utilities) 35,270
67,778 Beijing Enterprises Water
Group Ltd. (Utilities) 23,523
874 Beijing Geekplus Technology
Co. Ltd., Class H (Industrials)* 1,642
160 Beijing Huafeng Test & Control
Technology Co. Ltd., Class A
(Information Technology)* 9,419
3,929 Beijing Jingneng Power Co.
Ltd., Class A (Utilities) 5,451
492 Beijing Kingsoft Office
Software, Inc., Class A
(Information Technology) 17,355
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
811 Beijing New Building Materials
PLC, Class A (Industrials) $ 2,747
565 Beijing Roborock Technology
Co. Ltd., Class A (Consumer
Discretionary) 8,568
1,209 Beijing Shiji Information
Technology Co. Ltd., Class A
(Information Technology) 1,472
1,658 Beijing Shougang Co. Ltd.,
Class A (Materials) 885
1,196 Beijing Sinnet Technology
Co. Ltd., Class A (Information
Technology) 2,416
904 Beijing Tongrentang Co. Ltd.,
Class A (Health Care) 3,429
7,521 Beijing Ultrapower Software
Co. Ltd., Class A (Information
Technology) 8,787
1,641 Beijing Wantai Biological
Pharmacy Enterprise Co. Ltd.,
Class A (Health Care)* 8,412
1,763 Beijing Yanjing Brewery Co.
Ltd., Class A (Consumer
Staples) 3,330
29,033 Beijing-Shanghai High Speed
Railway Co. Ltd., Class A
(Industrials) 21,555
47 Bestechnic Shanghai Co.
Ltd., Class A (Information
Technology) 1,159
2,754 Bethel Automotive Safety
Systems Co. Ltd., Class A
(Consumer Discretionary) 13,071
1,024 Betta Pharmaceuticals Co. Ltd.,
Class A (Health Care) 7,978
3,107 Bilibili , Inc., Class Z
(Communication Services)* 54,034
494 Biocytogen Pharmaceuticals
Beijing Co. Ltd., Class A
(Health Care)* 8,008
298 Biwin Storage Technology Co.
Ltd., Class A (Information
Technology)* 14,428
2,471 Bluefocus Intelligent
Communications Group Co.
Ltd., Class A (Communication
Services)* 6,103
3,640 BOC Aviation Ltd.
(Industrials)
(a)
35,530
38,912 BOC Hong Kong Holdings Ltd.
(Financials) 238,018
1,658 BOC International China Co.
Ltd., Class A (Financials) 2,795
25,211 BOE Technology Group Co.
Ltd., Class A (Information
Technology) 19,053
4,703 BTG Hotels Group Co.
Ltd., Class A (Consumer
Discretionary) 9,181

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
3,597 BYD Co. Ltd., Class A
(Consumer Discretionary) $ 51,166
38,049 BYD Co. Ltd., Class H
(Consumer Discretionary) 443,243
10,731 C&D International Investment
Group Ltd. (Real Estate) 21,606
12,836 Caitong Securities Co. Ltd.,
Class A (Financials) 14,903
4,004 CALB Group Co. Ltd., Class H
(Consumer Discretionary)*
(a)
14,928
479 Cambricon Technologies Corp.
Ltd., Class A (Information
Technology) 92,804
570 Canmax Technologies Co. Ltd.,
Class A (Materials)* 7,058
880 Capital Securities Co. Ltd.,
Class A (Financials) 1,895
572 Cathay Biotech, Inc., Class A
(Materials) 3,403
39,692 CCOOP Group Co. Ltd., Class
A (Consumer Discretionary)* 10,214
2,729 CECEP Solar Energy Co. Ltd.,
Class A (Utilities) 2,450
4,086 CECEP Wind-Power Corp.,
Class A (Utilities) 3,046
3,867 CETC Cyberspace Security
Technology Co. Ltd., Class A
(Information Technology) 8,093
29,272 CGN Mining Co. Ltd. (Energy) 11,989
10,897 CGN Power Co. Ltd., Class A
(Utilities) 7,381
116,389 CGN Power Co. Ltd., Class H
(Utilities)
(a)
46,036
890 Changchun High-Tech Industry
Group Co. Ltd., Class A (Health
Care) 9,684
4,080 Changjiang Securities Co. Ltd.,
Class A (Financials) 4,906
633 Changzhou Xingyu Automotive
Lighting Systems Co.
Ltd., Class A (Consumer
Discretionary) 11,890
1,141 Chaozhou Three-Circle Group
Co. Ltd., Class A (Information
Technology) 21,732
258 Chengdu Hi-tech Development
Co. Ltd., Class A (Real Estate) 2,323
2,089 Chengdu Xingrong
Environment Co. Ltd., Class A
(Utilities) 2,166
781 Chengxin Lithium Group Co.
Ltd., Class A (Materials)* 5,250
5,269 Chery Automobile Co.
Ltd., Class H (Consumer
Discretionary)
(b)
18,448
1,040 Chifeng Jilong Gold Mining
Group Ltd., Class A (Materials) 5,133
1,959 Chifeng Jilong Gold Mining
Group Ltd., Class H (Materials) 7,664
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
59,442 China Cinda Asset Management
Co. Ltd., Class H (Financials)
(b)
$ 7,964
4,330 China CITIC Bank Corp. Ltd.,
Class A (Financials) 4,752
85,784 China CITIC Bank Corp. Ltd.,
Class H (Financials) 79,792
142,755 China CITIC Financial Asset
Management Co., Ltd., Class H
(Financials)*
(a)
12,022
2,410 China Coal Energy Co. Ltd.,
Class A (Energy) 5,589
20,267 China Coal Energy Co. Ltd.,
Class H (Energy) 32,686
1,763 China Coal Xinji Energy Co.
Ltd., Class A (Energy) 2,673
28,278 China Communications
Services Corp. Ltd., Class H
(Industrials) 14,901
14,166 China Construction Bank Corp.,
Class A (Financials) 20,867
1,012,257 China Construction Bank Corp.,
Class H (Financials) 1,096,545
4,990 China CSSC Holdings Ltd.,
Class A (Industrials) 27,587
11,782 China Eastern Airlines Corp.
Ltd., Class A (Industrials)* 7,650
19,343 China Eastern Airlines Corp.
Ltd., Class H (Industrials)* 9,379
23,225 China Energy Engineering
Corp. Ltd., Class A (Industrials) 9,927
73,516 China Energy Engineering
Corp. Ltd., Class H
(Industrials)
(b)
11,725
22,929 China Enterprise Co. Ltd., Class
A (Real Estate)* 8,240
31,401 China Everbright Bank Co. Ltd.,
Class A (Financials) 14,397
83,410 China Everbright Bank Co. Ltd.,
Class H (Financials) 32,460
39,966 China Everbright Environment
Group Ltd. (Industrials) 27,180
37,580 China Feihe Ltd. (Consumer
Staples)
(a)
14,673
1,040 China Film Group Co. Ltd.,
Class A (Communication
Services) 2,227
4,649 China First Heavy Industries
Co. Ltd., Class A (Industrials)* 2,565
4,414 China Galaxy Securities Co.
Ltd., Class A (Financials) 8,017
36,948 China Galaxy Securities Co.
Ltd., Class H (Financials) 36,583
2,670 China Gold International
Resources Corp. Ltd.
(Materials) 51,169
1,658 China Great Wall Securities Co.
Ltd., Class A (Financials) 2,084

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,251 China Greatwall Technology
Group Co. Ltd., Class A
(Information Technology)* $ 5,926
2,969 China Hainan Rubber Industry
Group Co. Ltd., Class A
(Materials) 2,801
33,579 China Hongqiao Group Ltd.
(Materials) 120,050
239 China International Capital
Corp. Ltd., Class A (Financials) 1,194
17,953 China International Capital
Corp. Ltd., Class H
(Financials)
(a)
44,943
1,904 China International Marine
Containers Group Co. Ltd.,
Class A (Industrials) 3,103
4,804 China International Marine
Containers Group Co. Ltd.,
Class H (Industrials)* 6,025
2,937 China Jushi Co. Ltd., Class A
(Materials) 18,287
1,344 China Life Insurance Co. Ltd.,
Class A (Financials) 6,725
73,778 China Life Insurance Co. Ltd.,
Class H (Financials) 271,864
4,326 China Literature Ltd.
(Communication Services)*
(a)
12,739
36,117 China Longyuan Power Group
Corp. Ltd., Class H (Utilities) 31,198
9,204 China Medical System Holdings
Ltd. (Health Care) 12,425
13,343 China Merchants Bank Co. Ltd.,
Class A (Financials) 75,009
40,733 China Merchants Bank Co. Ltd.,
Class H (Financials) 244,791
5,974 China Merchants Energy
Shipping Co. Ltd., Class A
(Energy) 14,013
3,587 China Merchants Expressway
Network & Technology
Holdings Co. Ltd., Class A
(Industrials) 5,326
13,498 China Merchants Port Holdings
Co. Ltd. (Industrials) 26,506
5,518 China Merchants Securities Co.
Ltd., Class A (Financials) 13,865
5,512 China Merchants Securities Co.
Ltd., Class H (Financials)
(a)
10,296
11,326 China Merchants Shekou
Industrial Zone Holdings Co.
Ltd., Class A (Real Estate) 14,774
26,575 China Minsheng Banking Corp.
Ltd., Class A (Financials) 13,953
78,289 China Minsheng Banking Corp.
Ltd., Class H (Financials) 33,564
39,613 China National Building
Material Co. Ltd., Class H
(Materials) 26,839
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
4,538 China National Chemical
Engineering Co. Ltd., Class A
(Industrials) $ 5,181
560 China National Medicines Corp.
Ltd., Class A (Health Care) 2,283
12,466 China National Nuclear Power
Co. Ltd., Class A (Utilities) 16,667
1,638 China National Software &
Service Co. Ltd., Class A
(Information Technology)* 8,760
683 China National Uranium Co.
Ltd., Class A (Industrials)* 7,320
13,035 China Nonferrous Mining Corp.
Ltd. (Materials) 22,536
2,542 China Northern Rare Earth
Group High-Tech Co. Ltd.,
Class A (Materials) 18,279
673 China Oilfield Services Ltd.,
Class A (Energy) 1,297
25,132 China Oilfield Services Ltd.,
Class H (Energy) 25,333
45,231 China Overseas Land &
Investment Ltd. (Real Estate) 90,146
4,426 China Pacific Insurance Group
Co. Ltd., Class A (Financials) 21,065
27,352 China Pacific Insurance Group
Co. Ltd., Class H (Financials) 109,654
20,162 China Petroleum & Chemical
Corp., Class A (Energy) 14,462
243,813 China Petroleum & Chemical
Corp., Class H (Energy) 134,391
3,529 China Petroleum Engineering
Corp., Class A (Energy) 1,848
58,183 China Power International
Development Ltd. (Utilities) 27,616
3,302 China Railway Construction
Heavy Industry Corp. Ltd.,
Class A (Industrials) 2,173
6,134 China Railway Group Ltd.,
Class A (Industrials) 4,327
46,086 China Railway Group Ltd.,
Class H (Industrials) 20,640
4,675 China Railway Signal &
Communication Corp.
Ltd., Class A (Information
Technology) 3,319
20,314 China Railway Signal &
Communication Corp.
Ltd., Class H (Information
Technology)
(a)(b)
8,709
673 China Rare Earth Resources
And Technology Co. Ltd., Class
A (Materials)* 4,857
76,190 China Reinsurance Group
Corp., Class H (Financials) 11,568
12,120 China Resources Beer Holdings
Co. Ltd. (Consumer Staples) 37,424

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
720 China Resources Double Crane
Pharmaceutical Co. Ltd., Class
A (Health Care) $ 1,783
9,793 China Resources Gas Group
Ltd. (Utilities) 22,979
31,280 China Resources Land Ltd.
(Real Estate) 140,966
681 China Resources
Microelectronics Ltd., Class A
(Information Technology) 6,455
6,739 China Resources Mixc Lifestyle
Services Ltd. (Real Estate)
(a)
35,770
9,303 China Resources
Pharmaceutical Group Ltd.
(Health Care)
(a)
5,543
21,194 China Resources Power
Holdings Co. Ltd. (Utilities) 57,492
2,896 China Resources Sanjiu
Medical & Pharmaceutical Co.
Ltd., Class A (Health Care) 10,472
166,446 China Ruyi Holdings Ltd.
(Communication Services)* 28,883
1,854 China Science Publishing
& Media Ltd., Class A
(Communication Services) 6,770
4,227 China Shenhua Energy Co. Ltd.,
Class A (Energy) 29,333
36,503 China Shenhua Energy Co. Ltd.,
Class H (Energy) 209,962
7,090 China South Publishing &
Media Group Co. Ltd., Class A
(Communication Services) 11,419
8,171 China Southern Airlines Co.
Ltd., Class A (Industrials)* 6,634
20,730 China Southern Airlines Co.
Ltd., Class H (Industrials)*
(b)
10,316
1,763 China Southern Power Grid
Energy Efficiency & Clean
Energy Co. Ltd., Class A
(Industrials) 1,950
800 China Southern Power Grid
Energy Storage Co. Ltd., Class
A (Utilities) 1,848
28,529 China State Construction
Engineering Corp. Ltd., Class A
(Industrials) 20,380
17,025 China State Construction
International Holdings Ltd.
(Industrials) 19,007
1,045 China Suntien Green Energy
Corp. Ltd., Class A (Energy) 1,405
25,539 China Suntien Green Energy
Corp. Ltd., Class H (Energy) 11,210
14,878 China Taiping Insurance
Holdings Co. Ltd. (Financials) 37,720
4,057 China Three Gorges Renewables
Group Co. Ltd., Class A
(Utilities) 2,502
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,364 China Tourism Group Duty Free
Corp. Ltd., Class A (Consumer
Discretionary) $ 12,019
1,065 China Tourism Group Duty Free
Corp. Ltd., Class H (Consumer
Discretionary)
(a)
7,603
45,564 China Tower Corp. Ltd., Class
H (Communication Services)
(a)
57,672
1,335 China Tungsten And Hightech
Materials Co. Ltd., Class A
(Materials) 13,426
33,939 China United Network
Communications Ltd., Class A
(Communication Services) 21,835
50,591 China Vanke Co. Ltd., Class A
(Real Estate)* 26,562
3,529 China XD Electric Co. Ltd.,
Class A (Industrials) 8,648
15,752 China Yangtze Power Co. Ltd.,
Class A (Utilities) 64,649
13,696 China Zheshang Bank Co. Ltd.,
Class A (Financials) 6,077
49,515 China Zheshang Bank Co. Ltd.,
Class H (Financials)
(b)
15,289
2,889 Chongqing Afari Technology
Co. Ltd., Class A (Consumer
Discretionary)* 4,610
3,003 Chongqing Changan
Automobile Co. Ltd., Class A
(Consumer Discretionary) 3,518
7,905 Chongqing Rural Commercial
Bank Co. Ltd., Class A
(Financials) 7,763
28,991 Chongqing Rural Commercial
Bank Co. Ltd., Class H
(Financials) 23,526
1,542 Chongqing Zhifei Biological
Products Co. Ltd., Class A
(Health Care)* 3,099
767 Chongqing Zongshen Power
Machinery Co. Ltd., Class A
(Consumer Discretionary) 1,672
1,120 Chuangxin Industries Holdings
Ltd. (Materials) 2,659
634 CIG Shanghai Co. Ltd., Class H
(Information Technology) 11,843
939 Cinda Securities Co. Ltd., Class
A (Financials) 2,389
53,335 CITIC Ltd. (Industrials) 89,556
1,045 Citic Pacific Special Steel
Group Co. Ltd., Class A
(Materials) 2,185
8,411 CITIC Securities Co. Ltd., Class
A (Financials) 32,405
19,291 CITIC Securities Co. Ltd., Class
H (Financials) 64,095
11,320 CMOC Group Ltd., Class A
(Materials) 30,989

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
38,875 CMOC Group Ltd., Class H
(Materials) $ 90,523
629 CNGR Advanced Material Co.
Ltd., Class A (Industrials) 4,871
1,171 CNGR Advanced Material Co.
Ltd., Class H (Industrials)* 4,954
4,329 CNOOC Energy Technology &
Services Ltd., Class A (Energy) 2,510
4,513 CNPC Capital Co. Ltd., Class A
(Financials) 5,206
1,440 COFCO Sugar Holding Co.
Ltd., Class A (Consumer
Staples) 2,747
2,802 Contemporary Amperex
Technology Co. Ltd., Class A
(Industrials) 175,709
1,343 Contemporary Amperex
Technology Co. Ltd., Class H
(Industrials) 127,576
7,259 COSCO SHIPPING
Development Co. Ltd., Class A
(Industrials) 2,705
93,592 COSCO SHIPPING
Development Co. Ltd., Class H
(Industrials) 11,703
2,721 COSCO SHIPPING Energy
Transportation Co. Ltd., Class
A (Energy) 7,839
14,632 COSCO SHIPPING Energy
Transportation Co. Ltd., Class
H (Energy) 29,852
8,687 COSCO SHIPPING Holdings
Co. Ltd., Class A (Industrials) 18,167
28,073 COSCO SHIPPING Holdings
Co. Ltd., Class H (Industrials)
(b)
50,756
15,693 Country Garden Services
Holdings Co. Ltd. (Real Estate) 11,654
17,885 CRRC Corp. Ltd., Class A
(Industrials) 15,262
50,170 CRRC Corp. Ltd., Class H
(Industrials) 33,223
32 CSC Financial Co. Ltd., Class A
(Financials) 115
9,605 CSC Financial Co. Ltd., Class H
(Financials)
(a)
13,910
1,900 CSI Solar Co. Ltd., Class A
(Information Technology) 3,723
670 CSPC Innovation
Pharmaceutical Co. Ltd., Class
A (Health Care)* 2,652
4,533 Datang International Power
Generation Co. Ltd., Class A
(Utilities) 5,786
35,129 Datang International Power
Generation Co. Ltd., Class H
(Utilities) 14,119
976 Dazhong Mining Co. Ltd., Class
A (Materials) 5,630
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
7,849 DHC Software Co. Ltd., Class
A (Information Technology) $ 8,625
2,398 Digital China Group Co.
Ltd., Class A (Information
Technology) 9,164
819 Dizal Jiangsu Pharmaceutical
Co. Ltd., Class A (Health
Care)* 6,726
585 Do-Fluoride New Materials Co.
Ltd., Class A (Materials) 2,916
368 Dong-E-E-Jiao Co. Ltd., Class
A (Health Care) 2,721
1,766 Dongfang Electric Corp. Ltd.,
Class A (Industrials) 9,202
4,245 Dongfang Electric Corp. Ltd.,
Class H (Industrials)
(b)
17,397
2,215 Dongxing Securities Co. Ltd.,
Class A (Financials) 4,380
323 Dosilicon Co. Ltd., Class A
(Information Technology)* 6,791
340 Duality Biotherapeutics, Inc.
(Health Care)* 9,787
4,391 East Buy Holding Ltd.
(Consumer Staples)*
(a)
12,203
10,451 East Money Information Co.
Ltd., Class A (Financials) 29,615
637 Eastroc Beverage Group Co.
Ltd., Class A (Consumer
Staples) 13,419
585 Eastroc Beverage Group Co.
Ltd., Class H (Consumer
Staples) 9,875
4,089 Easyhome New Retail Group
Co. Ltd., Class A (Consumer
Discretionary)* 1,457
452 Ecovacs Robotics Co.
Ltd., Class A (Consumer
Discretionary) 3,925
728 Empyrean Technology Co.
Ltd., Class A (Information
Technology)* 12,328
9,743 ENN Energy Holdings Ltd.
(Utilities) 68,248
1,549 ENN Natural Gas Co. Ltd.,
Class A (Utilities) 4,479
688 Eoptolink Technology, Inc.
Ltd., Class A (Information
Technology)* 71,884
180 Espressif Systems Shanghai
Co. Ltd., Class A (Information
Technology) 4,462
1,440 Eve Energy Co. Ltd., Class A
(Industrials) 13,562
2,846 Everbright Securities Co. Ltd.,
Class A (Financials) 6,006
3,369 Everbright Securities Co. Ltd.,
Class H (Financials)
(a)
3,207

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
195 EverProX Technologies Co.
Ltd., Class A (Information
Technology) $ 7,187
3,303 Fangda Carbon New Material
Co. Ltd., Class A (Industrials) 2,457
35,196 Far East Horizon Ltd.
(Financials) 34,534
1,073 Ferrotec Anhui Technology
Development Co. Ltd., Class A
(Industrials) 6,546
800 Fiberhome Telecommunication
Technologies Co. Ltd., Class A
(Information Technology) 6,140
3,173 First Capital Securities Co. Ltd.,
Class A (Financials) 3,285
5,340 Flat Glass Group Co. Ltd., Class
H (Information Technology) 5,648
18,799 Focus Media Information
Technology Co. Ltd., Class A
(Communication Services) 15,514
2,961 Foshan Haitian Flavouring
& Food Co. Ltd., Class A
(Consumer Staples) 15,730
1,869 Foshan Haitian Flavouring
& Food Co. Ltd., Class H
(Consumer Staples) 7,779
5,854 Founder Securities Co. Ltd.,
Class A (Financials) 5,965
6,928 Foxconn Industrial Internet
Co. Ltd., Class A (Information
Technology) 75,208
2,244 FSPG Hi-Tech Co. Ltd., Class A
(Materials) 4,899
1,440 Fujian Funeng Co. Ltd., Class A
(Utilities) 2,447
694 Fujian Sunner Development
Co. Ltd., Class A (Consumer
Staples) 1,744
195 Fujian Wanchen Food Group
Co. Ltd., Class A (Consumer
Staples) 5,240
1,659 Fulin Precision Co. Ltd., Class
A (Consumer Discretionary) 5,599
6,895 Full Truck Alliance Co. Ltd.
ADR (Industrials) 60,814
1,344 Fuyao Glass Industry Group
Co. Ltd., Class A (Consumer
Discretionary) 10,467
6,517 Fuyao Glass Industry Group
Co. Ltd., Class H (Consumer
Discretionary)
(a)
46,233
878 Gambol Pet Group Co. Ltd.,
Class A (Consumer Staples) 5,750
240 Gan & Lee Pharmaceuticals Co.
Ltd., Class A (Health Care) 1,856
902 Ganfeng Lithium Group Co.
Ltd., Class A (Materials) 9,536
4,855 Ganfeng Lithium Group Co.
Ltd., Class H (Materials)
(a)
39,677
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
80 G-bits Network Technology
Xiamen Co. Ltd., Class A
(Communication Services) $ 3,928
13,698 GD Power Development Co.
Ltd., Class A (Utilities) 10,433
11,588 GDS Holdings Ltd., Class A
(Information Technology)* 49,206
3,395 GEM Co. Ltd., Class A
(Industrials) 3,916
17,900 Genscript Biotech Corp. (Health
Care)* 31,244
535 Geovis Technology Co.
Ltd., Class A (Information
Technology)* 3,851
4,531 GF Securities Co. Ltd., Class A
(Financials) 12,659
10,951 GF Securities Co. Ltd., Class H
(Financials) 22,566
6,993 Giant Biogene Holding Co. Ltd.
(Consumer Staples)
(a)
26,821
1,476 Giant Network Group Co.
Ltd., Class A (Communication
Services) 5,689
358 GigaDevice Semiconductor,
Inc., Class A (Information
Technology) 24,727
390 GigaDevice Semiconductor,
Inc., Class H (Information
Technology) 36,823
261 Ginlong Technologies Co. Ltd.,
Class A (Industrials) 4,421
800 Glarun Technology Co.
Ltd., Class A (Information
Technology) 2,825
280 Glory View Technology Co.
Ltd., Class A (Information
Technology) 7,280
2,319 GoerTek , Inc., Class A
(Information Technology) 9,202
2,214 Goldwind Science &
Technology Co. Ltd., Class A
(Industrials) 7,669
9,704 Goldwind Science &
Technology Co. Ltd., Class H
(Industrials) 16,975
904 Gotion High-tech Co. Ltd.,
Class A (Industrials) 4,405
26,263 Great Wall Motor Co.
Ltd., Class H (Consumer
Discretionary) 34,884
3,749 Gree Electric Appliances, Inc.
of Zhuhai, Class A (Consumer
Discretionary) 21,718
12,492 Greentown China Holdings Ltd.
(Real Estate) 14,138
1,763 GRG Banking Equipment Co.
Ltd., Class A (Information
Technology) 2,717

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,440 Guangdong Electric Power
Development Co. Ltd., Class A
(Utilities) $ 1,891
1,993 Guangdong Haid Group Co.
Ltd., Class A (Consumer
Staples) 13,804
2,089 Guangdong HEC Technology
Holding Co. Ltd., Class A
(Materials)* 11,005
1,268 Guangdong Hongda Holdings
Group Co. Ltd., Class A
(Materials) 6,010
34,214 Guangdong Investment Ltd.
(Utilities) 36,452
4,991 Guanghui Energy Co. Ltd.,
Class A (Energy) 4,658
3,849 Guangshen Railway Co. Ltd.,
Class A (Industrials) 1,759
16,378 Guangshen Railway Co. Ltd.,
Class H (Industrials) 4,806
1,362 Guangxi Liugong Machinery
Co. Ltd., Class A (Industrials) 1,809
28,959 Guangzhou Automobile Group
Co. Ltd., Class H (Consumer
Discretionary) 9,533
10,543 Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class H (Health Care) 20,810
1,440 Guangzhou Haige
Communications Group, Inc.
Co., Class A (Information
Technology) 3,373
1,435 Guangzhou Tinci Materials
Technology Co. Ltd., Class A
(Materials) 11,042
1,914 Guangzhou Yuexiu Capital
Holdings Group Co. Ltd., Class
A (Financials) 2,273
5,339 Guming Holdings Ltd.
(Consumer Discretionary) 15,532
281 Guobo Electronics Co.
Ltd., Class A (Information
Technology) 3,782
3,317 Guolian Minsheng Securities
Co. Ltd., Class A (Financials) 4,263
4,939 Guolian Minsheng Securities
Co. Ltd., Class H (Financials)
(b)
2,540
3,421 Guosen Securities Co. Ltd.,
Class A (Financials) 5,120
1,110 Guosheng Securities, Inc., Class
A (Financials)* 1,894
8,780 Guotai Haitong Securities Co.
Ltd., Class A (Financials) 19,972
22,373 Guotai Haitong Securities Co.
Ltd., Class H (Financials)
(a)
37,282
3,396 Guoyuan Securities Co. Ltd.,
Class A (Financials) 3,581
2,005 H World Group Ltd. ADR
(Consumer Discretionary) 90,004
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
23,590 Haidilao International Holding
Ltd. (Consumer Discretionary)
(a)
$ 38,407
4,534 Haier Smart Home Co.
Ltd., Class A (Consumer
Discretionary) 14,001
25,010 Haier Smart Home Co.
Ltd., Class H (Consumer
Discretionary) 62,865
30,636 Hainan Airlines Holding Co.
Ltd., Class A (Industrials)* 6,661
21,061 Hainan Airport Infrastructure
Co. Ltd., Class A (Real Estate) 9,999
560 Haisco Pharmaceutical Group
Co. Ltd., Class A (Health Care) 4,271
6,789 Haitian International Holdings
Ltd. (Industrials) 17,117
565 Han’s Laser Technology
Industry Group Co. Ltd., Class
A (Industrials) 11,018
789 Hangcha Group Co. Ltd., Class
A (Industrials) 2,973
2,190 Hangzhou Binjiang Real Estate
Group Co. Ltd., Class A (Real
Estate) 3,362
452 Hangzhou Chang Chuan
Technology Co. Ltd., Class A
(Information Technology) 14,091
1,871 Hangzhou First Applied
Material Co. Ltd., Class A
(Information Technology) 4,953
800 Hangzhou GreatStar Industrial
Co., Ltd., Class A (Consumer
Discretionary) 3,834
452 Hangzhou Lion
Microelectronics Co. Ltd., Class
A (Information Technology)* 3,702
690 Hangzhou Oxygen Plant Group
Co. Ltd., Class A (Materials) 2,535
673 Hangzhou Silan
Microelectronics Co. Ltd., Class
A (Information Technology) 3,444
1,342 Hangzhou Tigermed Consulting
Co. Ltd., Class A (Health Care) 7,830
1,549 Hangzhou Tigermed Consulting
Co. Ltd., Class H (Health
Care)
(a)
6,115
14,246 Hansoh Pharmaceutical Group
Co. Ltd. (Health Care)
(a)
57,148
452 Haohua Chemical Science &
Technology Co. Ltd., Class A
(Materials) 2,587
7,119 Harbin Electric Co. Ltd., Class
H (Industrials) 17,812
624 Hebei Changshan Biochemical
Pharmaceutical Co. Ltd., Class
A (Health Care)* 3,807
340 Hebei Sinopack Electronic
Technology Co. Ltd., Class A
(Information Technology) 7,135

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
800 Hebei Yangyuan Zhihui
Beverage Co. Ltd., Class A
(Consumer Staples) $ 5,057
560 Hefei Meiya Optoelectronic
Technology, Inc., Class A
(Industrials) 1,275
1,040 Heilongjiang Agriculture
Co. Ltd., Class A (Consumer
Staples) 2,192
960 Henan Pinggao Electric Co.
Ltd., Class A (Industrials) 3,014
1,658 Henan Shenhuo Coal Industry
& Electricity Power Co. Ltd.,
Class A (Materials) 7,123
2,190 Henan Shuanghui Investment &
Development Co. Ltd., Class A
(Consumer Staples) 8,104
6,900 Hengan International Group Co.
Ltd. (Consumer Staples) 21,429
1,045 Hengdian Group DMEGC
Magnetics Co. Ltd., Class A
(Information Technology) 3,896
4,538 Hengli Petrochemical Co. Ltd.,
Class A (Materials) 11,537
1,658 Hengtong Optic-electric Co.
Ltd., Class A (Information
Technology) 18,911
3,171 Hengyi Petrochemical Co. Ltd.,
Class A (Materials) 6,026
1,238 Hesai Group ADR (Consumer
Discretionary)* 23,398
7,377 Hesteel Co. Ltd., Class A
(Materials) 2,433
560 Hgtech Co. Ltd., Class A
(Information Technology) 12,582
640 Hisense Home Appliances
Group Co. Ltd., Class A
(Consumer Discretionary) 2,334
3,958 Hisense Home Appliances
Group Co. Ltd., Class H
(Consumer Discretionary) 11,595
800 Hisense Visual Technology
Co. Ltd., Class A (Consumer
Discretionary) 3,055
480 Hithink RoyalFlush Information
Network Co. Ltd., Class A
(Financials) 16,169
2,329 HLA Group Corp. Ltd., Class A
(Consumer Discretionary) 1,963
1,440 Hongta Securities Co. Ltd.,
Class A (Financials) 1,461
102,933 Horizon Robotics (Information
Technology)*
(b)
69,477
1,623 Hoshine Silicon Industry Co.
Ltd., Class A (Materials) 9,138
267 Hua Hong Semiconductor
Ltd., Class A (Information
Technology)* 9,346
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
7,814 Hua Hong Semiconductor
Ltd., Class H (Information
Technology)*
(a)
$ 160,818
3,289 Huaan Securities Co. Ltd., Class
A (Financials) 3,488
4,887 Huadian Power International
Corp. Ltd., Class A (Utilities) 4,019
30,349 Huadian Power International
Corp. Ltd., Class H (Utilities) 18,122
2,507 Huadong Medicine Co. Ltd.,
Class A (Health Care) 10,760
3,506 Huafon Chemical Co. Ltd.,
Class A (Materials) 5,242
1,658 Huaibei Mining Holdings Co.
Ltd., Class A (Materials) 3,617
240 Huali Industrial Group Co.
Ltd., Class A (Consumer
Discretionary) 1,213
3,620 Huaneng Lancang River
Hydropower, Inc., Class A
(Utilities) 5,300
5,424 Huaneng Power International,
Inc., Class A (Utilities) 7,115
48,021 Huaneng Power International,
Inc., Class H (Utilities) 44,544
343 Huaqin Co. Ltd., Class A
(Information Technology) 5,398
4,944 Huatai Securities Co. Ltd.,
Class A (Financials) 13,293
16,583 Huatai Securities Co. Ltd.,
Class H (Financials)
(a)
33,537
2,093 Huaxi Securities Co. Ltd., Class
A (Financials) 2,504
9,502 Huaxia Bank Co. Ltd., Class A
(Financials) 9,430
904 Huaxin Building Materials
Group Co. Ltd., Class A
(Materials) 2,492
2,494 Huaxin Building Materials
Group Co. Ltd., Class H
(Materials) 4,665
2,190 Huayu Automotive Systems
Co. Ltd., Class A (Consumer
Discretionary) 5,412
656 Hubei Dinglong Co. Ltd., Class
A (Materials) 6,514
2,946 Hubei Energy Group Co. Ltd.,
Class A (Utilities) 2,322
246 Hubei Feilihua Quartz Glass Co.
Ltd., Class A (Materials)* 4,866
673 Hubei Xingfa Chemicals Group
Co. Ltd., Class A (Materials) 3,111
452 Huizhou Desay Sv Automotive
Co. Ltd., Class A (Consumer
Discretionary) 6,803
1,040 Hunan Gold Corp. Ltd., Class A
(Materials) 3,735
5,523 Hunan Valin Steel Co. Ltd.,
Class A (Materials) 3,276

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
480 Hunan Yuneng New Energy
Battery Material Co. Ltd., Class
A (Industrials) $ 6,276
3,080 Hundsun Technologies,
Inc., Class A (Information
Technology) 11,056
179 Hwatsing Technology Co.
Ltd., Class A (Information
Technology) 6,917
1,551 Hygon Information Technology
Co. Ltd., Class A (Information
Technology) 67,417
904 IEIT Systems Co. Ltd., Class A
(Information Technology) 8,641
2,632 Iflytek Co. Ltd., Class A
(Information Technology) 18,646
203 Imeik Technology Development
Co. Ltd., Class A (Health Care) 3,145
42,791 Industrial & Commercial
Bank of China Ltd., Class A
(Financials) 45,693
729,106 Industrial & Commercial
Bank of China Ltd., Class H
(Financials) 617,713
15,871 Industrial Bank Co. Ltd., Class
A (Financials) 43,425
18,440 Industrial Securities Co. Ltd.,
Class A (Financials) 15,682
1,514 INESA Intelligent Tech,
Inc., Class A (Information
Technology) 4,138
145 Ingenic Semiconductor Co.
Ltd., Class A (Information
Technology) 3,377
34,182 Inner Mongolia BaoTou
Steel Union Co. Ltd., Class A
(Materials) 11,931
2,721 Inner Mongolia Berun Chemical
Co. Ltd., Class A (Materials) 2,897
1,440 Inner Mongolia Dian Tou
Energy Corp. Ltd., Class A
(Energy) 6,591
1,005 Inner Mongolia ERDOS
Resources Co. Ltd., Class A
(Materials) 2,010
6,178 Inner Mongolia Junzheng
Energy & Chemical Industry
Group Co. Ltd., Class A
(Materials) 4,678
4,649 Inner Mongolia MengDian
HuaNeng Thermal Power Corp.
Ltd., Class A (Utilities) 5,019
1,405 Inner Mongolia Xingye
Silver&Tin Mining Co. Ltd.,
Class A (Materials) 8,249
4,642 Inner Mongolia Yili Industrial
Group Co. Ltd., Class A
(Consumer Staples) 18,482
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,558 Inner Mongolia Yitai Coal Co.
Ltd., Class H (Energy)*
(c)
$ —
10,733 InnoCare Pharma Ltd., Class H
(Health Care)*
(a)
15,927
3,556 InnoScience Suzhou Technology
Holding Co. Ltd., Class H
(Information Technology)*
(b)
32,237
16,615 Innovent Biologics, Inc. (Health
Care)*
(a)
176,699
226 iRay Group, Class A (Health
Care) 6,752
2,489 IRICO Display Devices Co.
Ltd., Class A (Information
Technology)* 3,597
1,886 Isoftstone Information
Technology Group Co.
Ltd., Class A (Information
Technology) 9,216
52,810 J&T Global Express Ltd.
(Industrials)* 60,846
1,045 JCET Group Co. Ltd., Class A
(Information Technology) 12,681
400 JCHX Mining Management Co.
Ltd., Class A (Materials) 4,388
10,735 JD Health International, Inc.
(Consumer Staples)*
(a)
52,597
20,460 JD Logistics, Inc.
(Industrials)*
(a)
33,650
30,922 JD.com, Inc., Class A
(Consumer Discretionary) 447,808
2,212 Jiangsu Changshu Rural
Commercial Bank Co. Ltd.,
Class A (Financials) 2,319
4,552 Jiangsu Eastern Shenghong Co.
Ltd., Class A (Materials)* 8,112
673 Jiangsu Expressway Co. Ltd.,
Class A (Industrials) 1,283
13,700 Jiangsu Expressway Co. Ltd.,
Class H (Industrials) 18,354
3,100 Jiangsu Financial Leasing Co.
Ltd., Class A (Financials) 2,866
898 Jiangsu Hengli Hydraulic Co.
Ltd., Class A (Industrials) 14,491
4,088 Jiangsu Hengrui
Pharmaceuticals Co. Ltd., Class
A (Health Care) 30,345
1,780 Jiangsu Hengrui
Pharmaceuticals Co. Ltd., Class
H (Health Care) 13,672
1,633 Jiangsu Hoperun Software
Co. Ltd., Class A (Information
Technology) 9,714
2,938 Jiangsu King's Luck Brewery
JSC Ltd., Class A (Consumer
Staples) 13,166
1,171 Jiangsu Nata Opto-electronic
Material Co. Ltd., Class A
(Materials) 8,926

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
560 Jiangsu Nhwa Pharmaceutical
Co. Ltd., Class A (Health Care) $ 1,680
360 Jiangsu Pacific Quartz Co.
Ltd., Class A (Information
Technology) 3,579
1,440 Jiangsu Phoenix Publishing
& Media Corp. Ltd., Class A
(Communication Services) 1,906
336 Jiangsu Xinquan Automotive
Trim Co. Ltd., Class A
(Consumer Discretionary) 2,589
1,023 Jiangsu Yanghe Distillery
Co. Ltd., Class A (Consumer
Staples) 6,867
245 Jiangsu Yangnong Chemical Co.
Ltd., Class A (Materials) 2,071
246 Jiangsu Yoke Technology Co.
Ltd., Class A (Materials) 3,917
571 Jiangsu Yuyue Medical
Equipment & Supply Co. Ltd.,
Class A (Health Care) 2,232
2,190 Jiangsu Zhongtian Technology
Co. Ltd., Class A (Industrials) 13,665
1,325 Jiangxi Copper Co. Ltd., Class
A (Materials) 8,524
11,676 Jiangxi Copper Co. Ltd., Class
H (Materials) 52,440
1,073 Jiangxi Jovo Energy Co. Ltd.,
Class A (Energy) 5,765
6,137 Jiangxi Zhengbang Technology
Co. Ltd., Class A (Consumer
Staples)* 2,814
1,756 Jinan Shengquan Group Share
Holding Co. Ltd., Class A
(Materials)* 12,048
1,763 Jinduicheng Molybdenum Co.
Ltd., Class A (Materials) 6,302
4,555 Jinko Solar Co. Ltd., Class A
(Information Technology)* 3,948
1,120 Jinneng Holding Shanxi Coal
Industry Co. Ltd., Class A
(Energy) 3,041
800 JL Mag Rare-Earth Co. Ltd.,
Class A (Industrials) 3,818
1,534 JL Mag Rare-Earth Co. Ltd.,
Class H (Industrials) 3,736
1,040 Joincare Pharmaceutical Group
Industry Co. Ltd., Class A
(Health Care) 1,569
2,634 Joinn Laboratories China Co.
Ltd., Class H (Health Care)
(a)
6,046
6,738 J-Yuan Trust Co. Ltd., Class A
(Financials)* 3,079
3,988 Kanzhun Ltd. ADR (Industrials) 54,117
21,626 KE Holdings, Inc., Class A
(Real Estate) 119,810
1,435 Keda Industrial Group Co. Ltd.,
Class A (Industrials)* 3,468
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
36,873 Kingdee International Software
Group Co. Ltd. (Information
Technology)* $ 34,204
1,763 Kingfa Sci & Tech Co. Ltd.,
Class A (Materials) 4,409
4,075 Kingnet Network Co. Ltd.,
Class A (Communication
Services) 9,667
32,726 Kingsoft Cloud Holdings Ltd.
(Information Technology)* 25,972
13,488 Kingsoft Corp. Ltd.
(Communication Services) 36,450
1,561 Knowledge Atlas Technology
JSC Ltd., Class H (Information
Technology)*
(b)
317,681
29,413 Kuaishou Technology
(Communication Services)
(a)
170,907
1,561 Kuang -Chi Technologies Co.
Ltd., Class A (Industrials)* 9,283
49,794 Kunlun Energy Co. Ltd.
(Utilities) 45,490
800 Kunlun Tech Co. Ltd., Class A
(Communication Services)* 5,197
734 Kweichow Moutai Co. Ltd.,
Class A (Consumer Staples) 143,946
109 Lao Feng Xiang Co. Ltd., Class
A (Consumer Discretionary) 580
494 Laopu Gold Co. Ltd., Class H
(Consumer Discretionary) 31,768
5,087 LB Group Co. Ltd., Class A
(Materials) 10,759
53,183 Lenovo Group Ltd. (Information
Technology) 162,859
3,527 Lens Technology Co. Ltd., Class
A (Information Technology) 21,126
3,204 Lens Technology Co. Ltd., Class
H (Information Technology)
(b)
9,844
4,518 Leo Group Co. Ltd., Class A
(Communication Services) 3,996
452 Levima Advanced Materials
Corp., Class A (Materials) 1,657
9,511 Li Auto, Inc., Class A
(Consumer Discretionary)* 70,203
24,863 Li Ning Co. Ltd. (Consumer
Discretionary) 57,737
10,472 Liaoning Port Co. Ltd., Class A
(Industrials) 2,494
4,991 Lingyi iTech Guangdong
Co., Class A (Information
Technology) 10,740
245 Livzon Pharmaceutical Group,
Inc., Class A (Health Care) 1,118
3,670 Livzon Pharmaceutical Group,
Inc., Class H (Health Care) 12,306
23,907 Longfor Group Holdings Ltd.
(Real Estate)
(a)(b)
23,945
2,398 LONGi Green Energy
Technology Co. Ltd., Class A
(Information Technology)* 4,926

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
242 Loongson Technology Corp.
Ltd., Class A (Information
Technology)* $ 5,218
1,435 Luxi Chemical Group Co. Ltd.,
Class A (Materials) 2,757
4,681 Luxshare Precision Industry
Co. Ltd., Class A (Information
Technology) 50,739
899 Luzhou Laojiao Co. Ltd., Class
A (Consumer Staples) 12,105
4,006 Maanshan Iron & Steel Co.
Ltd., Class A (Materials)* 1,748
15,344 Maanshan Iron & Steel Co.
Ltd., Class H (Materials)* 3,779
3,565 Mango Excellent Media Co.
Ltd., Class A (Communication
Services) 9,201
345 Maxscend Microelectronics
Co. Ltd., Class A (Information
Technology)* 5,516
2,089 Meihua Holdings Group Co.
Ltd., Class A (Materials)* 2,910
2,946 Meinian Onehealth Healthcare
Holdings Co. Ltd., Class A
(Health Care) 2,479
55,045 Meituan , Class B (Consumer
Discretionary)*
(a)
515,867
14,014 Metallurgical Corp. of China
Ltd., Class A (Industrials) 5,866
35,977 Metallurgical Corp. of China
Ltd., Class H (Industrials) 6,886
1,196 MGI Tech Co. Ltd., Class A
(Health Care)* 8,933
4,547 Midea Group Co. Ltd., Class A
(Consumer Discretionary) 54,371
6,549 Midea Group Co. Ltd., Class H
(Consumer Discretionary) 71,653
1,471 Ming Yang Smart Energy Group
Ltd., Class A (Industrials) 3,596
1,366 Minimax Group, Inc.
(Information Technology)* 146,406
5,349 MINISO Group Holding Ltd.
(Consumer Discretionary) 17,649
2,969 Minmetals Capital Co. Ltd.,
Class A (Financials) 2,090
8,406 Minth Group Ltd. (Consumer
Discretionary) 40,542
41,424 MMG Ltd. (Materials)* 46,565
681 Montage Technology Co.
Ltd., Class A (Information
Technology) 25,482
683 Montage Technology Co.
Ltd., Class H (Information
Technology)* 34,858
3,631 Muyuan Foods Group Co. Ltd.,
Class A (Consumer Staples) 20,444
3,415 Muyuan Foods Group Co. Ltd.,
Class H (Consumer Staples) 15,381
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
4,329 Nanjing Iron & Steel Co. Ltd.,
Class A (Materials) $ 3,150
2,329 Nanjing Securities Co. Ltd.,
Class A (Financials) 2,308
5,854 NARI Technology Co. Ltd.,
Class A (Industrials) 21,558
1,728 National Silicon Industry Group
Co. Ltd., Class A (Information
Technology)* 7,079
480 NAURA Technology Group
Co. Ltd., Class A (Information
Technology) 44,715
6,829 NavInfo Co. Ltd., Class A
(Information Technology)* 8,817
1,452 NetEase Cloud Music, Inc.
(Communication Services)*
(a)
22,028
18,839 NetEase, Inc. (Communication
Services) 466,564
1,300 New China Life Insurance Co.
Ltd., Class A (Financials) 11,478
9,876 New China Life Insurance Co.
Ltd., Class H (Financials) 61,065
3,395 New Hope Liuhe Co. Ltd.,
Class A (Consumer Staples) 3,962
13,657 New Oriental Education
& Technology Group, Inc.
(Consumer Discretionary) 63,498
1,219 Nexchip Semiconductor
Corp., Class A (Information
Technology) 8,214
984 Ningbo Deye Technology Corp.,
Class A (Industrials) 16,829
800 Ningbo Joyson Electronic
Corp., Class A (Consumer
Discretionary)* 3,102
4,879 Ningbo Joyson Electronic
Corp., Class H (Consumer
Discretionary) 9,998
542 Ningbo Orient Wires & Cables
Co. Ltd., Class A (Industrials) 3,583
800 Ningbo Sanxing Medical
Electric Co. Ltd., Class A
(Industrials) 1,935
1,435 Ningbo Shanshan Co. Ltd.,
Class A (Materials)* 3,109
1,139 Ningbo Tuopu Group Co.
Ltd., Class A (Consumer
Discretionary) 10,512
4,080 Ningbo Zhoushan Port Co. Ltd.,
Class A (Industrials) 2,100
4,555 Ningxia Baofeng Energy Group
Co. Ltd., Class A (Materials) 16,168
18,548 NIO, Inc., Class A (Consumer
Discretionary)* 100,581
19,417 Nongfu Spring Co. Ltd., Class
H (Consumer Staples)
(a)
106,036
800 North Industries Group Red
Arrow Co. Ltd., Class A
(Industrials)* 2,327

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,969 Offshore Oil Engineering Co.
Ltd., Class A (Energy)* $ 2,463
2,190 OFILM Group Co. Ltd., Class A
(Information Technology)* 2,902
853 OmniVision Integrated
Circuits Group, Inc., Class A
(Information Technology) 11,985
4,552 Orient Securities Co. Ltd., Class
A (Financials) 6,268
10,933 Orient Securities Co. Ltd., Class
H (Financials)
(a)
7,937
2,329 Oriental Pearl Group Co. Ltd.,
Class A (Communication
Services) 3,352
4,649 Pacific Securities Co. Ltd.
(The), Class A (Financials)* 2,310
6,808 Pangang Group Vanadium
Titanium & Resources Co. Ltd.,
Class A (Materials)* 3,444
7,967 PDD Holdings, Inc. ADR
(Consumer Discretionary)* 672,733
5,747 People’s Insurance Co. Group
of China Ltd. (The), Class A
(Financials) 5,814
94,340 People's Insurance Co. Group
of China Ltd. (The), Class H
(Financials) 62,352
1,435 Perfect World Co. Ltd., Class A
(Communication Services) 2,973
15,977 PetroChina Co. Ltd., Class A
(Energy) 25,685
227,571 PetroChina Co. Ltd., Class H
(Energy) 316,208
1,741 Phancy Group Co. Ltd., Class H
(Information Technology)* 7,326
2,556 Pharmaron Beijing Co. Ltd.,
Class A (Health Care) 9,488
3,388 Pharmaron Beijing Co. Ltd.,
Class H (Health Care)
(a)
7,574
81,592 PICC Property & Casualty Co.
Ltd., Class H (Financials) 151,474
13,342 Ping An Bank Co. Ltd., Class A
(Financials) 21,568
4,644 Ping An Healthcare and
Technology Co. Ltd. (Consumer
Staples)*
(a)(b)
5,285
6,929 Ping An Insurance Group Co. of
China Ltd., Class A (Financials) 54,826
69,701 Ping An Insurance Group Co. of
China Ltd., Class H (Financials) 534,048
236 Piotech , Inc., Class A
(Information Technology) 21,919
19,780 Poly Developments and
Holdings Group Co. Ltd., Class
A (Real Estate) 16,880
4,566 Poly Property Services Co. Ltd.,
Class H (Real Estate) 17,245
2,423 Pony AI, Inc. ADR (Information
Technology)* 24,303
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
6,811 Pop Mart International Group
Ltd. (Consumer Discretionary)
(a)
(b)
$ 150,691
18,424 Postal Savings Bank of China
Co. Ltd., Class A (Financials) 13,570
93,874 Postal Savings Bank of China
Co. Ltd., Class H (Financials)
(a)
60,128
11,442 Power Construction Corp. of
China Ltd., Class A (Industrials) 9,037
3,695 Qilu Bank Co. Ltd., Class A
(Financials) 3,323
683 Qingdao Huicheng
Environmental Technology
Group Co. Ltd., Class A
(Industrials) 8,448
6,546 Qingdao Sentury Tire Co.
Ltd., Class A (Consumer
Discretionary) 14,735
720 Qingdao TGOOD Electric Co.
Ltd., Class A (Industrials) 4,164
3,376 Qinghai Salt Lake Industry Co.
Ltd., Class A (Materials)* 15,364
5,854 Quzhou Xin'an Development
Co. Ltd., Class A (Real Estate)* 2,563
1,288 Range Intelligent Computing
Technology Group Co.
Ltd., Class A (Information
Technology) 15,977
288 Raytron Technology Co.
Ltd., Class A (Information
Technology) 5,444
878 Red Avenue New Materials
Group Co. Ltd., Class A
(Materials) 6,841
2,268 Remegen Co. Ltd., Class H
(Health Care)*
(a)
23,917
5,694 REPT BATTERO Energy Co.
Ltd., Class H (Industrials)* 11,050
86 RoboTechnik Intelligent
Technology Co. Ltd., Class A
(Industrials) 8,131
227 Rockchip Electronics Co.
Ltd., Class A (Information
Technology) 5,898
6,278 Rongsheng Petrochemical Co.
Ltd., Class A (Materials)* 10,455
2,207 SAIC Motor Corp. Ltd., Class A
(Consumer Discretionary) 4,021
6,675 Sailun Group Co. Ltd., Class A
(Consumer Discretionary) 12,469
3,289 Sanan Optoelectronics Co.
Ltd., Class A (Information
Technology) 7,608
302 Sangfor Technologies,
Inc., Class A (Information
Technology) 4,776
12,892 Sany Heavy Equipment
International Holdings Co. Ltd.
(Industrials) 12,666

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
6,182 Sany Heavy Industry Co. Ltd.,
Class A (Industrials) $ 16,403
4,274 Sany Heavy Industry Co. Ltd.,
Class H (Industrials)* 10,579
1,793 Satellite Chemical Co. Ltd.,
Class A (Materials) 6,171
4,329 SDIC Capital Co. Ltd., Class A
(Financials) 4,123
4,892 SDIC Power Holdings Co. Ltd.,
Class A (Utilities) 10,346
3,529 Sealand Securities Co. Ltd.,
Class A (Financials) 1,942
1,454 Seazen Holdings Co. Ltd., Class
A (Real Estate)* 2,821
313,272 SenseTime Group, Inc., Class
B (Information Technology)*
(a)(b)
66,353
6,307 Sensteed Hi-tech Group, Class
A (Consumer Discretionary)* 3,349
1,040 Seres Group Co. Ltd., Class A
(Consumer Discretionary) 12,530
624 Seres Group Co. Ltd., Class H
(Consumer Discretionary) 5,390
257 SF Holding Co. Ltd., Class A
(Industrials) 1,328
6,670 SF Holding Co. Ltd., Class H
(Industrials) 26,621
470 SG Micro Corp., Class A
(Information Technology) 8,186
26,735 Shaanxi Beiyuan Chemical
Industry Group Co. Ltd., Class
A (Materials) 14,946
6,288 Shaanxi Coal Industry Co. Ltd.,
Class A (Energy) 23,938
1,440 Shaanxi Energy Investment Co.
Ltd., Class A (Utilities) 2,730
226 Shaanxi Huaqin Technology
Industry Co. Ltd., Class A
(Materials) 2,524
2,531 Shan Xi Hua Yang Group
New Energy Co. Ltd., Class A
(Energy) 3,478
2,721 Shandong Gold Mining Co.
Ltd., Class A (Materials) 11,618
9,463 Shandong Gold Mining Co.
Ltd., Class H (Materials)
(a)
28,785
812 Shandong Himile Mechanical
Science & Technology Co. Ltd.,
Class A (Industrials) 6,282
1,440 Shandong Hi-speed Co. Ltd.,
Class A (Industrials) 2,609
1,443 Shandong Hualu Hengsheng
Chemical Co. Ltd., Class A
(Materials) 6,281
9,303 Shandong Nanshan Aluminum
Co. Ltd., Class A (Materials) 7,155
6,732 Shandong Publishing &
Media Co. Ltd., Class A
(Communication Services) 7,159
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
574 Shandong Sinocera Functional
Material Co. Ltd., Class A
(Materials) $ 4,311
1,763 Shandong Sun Paper Industry
JSC Ltd., Class A (Materials) 3,601
27,430 Shandong Weigao Group
Medical Polymer Co. Ltd., Class
H (Health Care) 11,760
1,140 Shanghai Aiko Solar Energy
Co. Ltd., Class A (Information
Technology)* 2,040
305 Shanghai Allist Pharmaceuticals
Co. Ltd., Class A (Health Care) 4,047
1,268 Shanghai AtHub Co. Ltd., Class
A (Information Technology) 6,639
6,265 Shanghai Baosight Software
Co. Ltd., Class A (Information
Technology) 18,671
12,099 Shanghai Biren Technology
Co. Ltd., Class H (Information
Technology)* 95,327
267 Shanghai BOCHU Electronic
Technology Corp. Ltd., Class A
(Information Technology) 6,430
6,178 Shanghai Construction Group
Co. Ltd., Class A (Industrials) 2,303
4,586 Shanghai DZH Ltd., Class A
(Financials)* 6,810
8,524 Shanghai Electric Group Co.
Ltd., Class A (Industrials)* 10,161
30,476 Shanghai Electric Group Co.
Ltd., Class H (Industrials)* 16,176
1,763 Shanghai Electric Power Co.
Ltd., Class A (Utilities)* 5,809
1,951 Shanghai Flyco Electrical
Appliance Co. Ltd., Class A
(Consumer Staples) 10,757
1,344 Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class A (Health
Care) 4,621
5,921 Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class H (Health
Care) 12,858
467 Shanghai Fudan
Microelectronics Group Co.
Ltd., Class A (Information
Technology) 4,172
2,496 Shanghai Fudan
Microelectronics Group Co.
Ltd., Class H (Information
Technology) 10,045
624 Shanghai Henlius Biotech, Inc.,
Class H (Health Care)*
(a)
5,454
1,658 Shanghai International Airport
Co. Ltd., Class A (Industrials) 6,148
5,622 Shanghai International Port
Group Co. Ltd., Class A
(Industrials) 4,265

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
467 Shanghai Junshi Biosciences
Co. Ltd., Class A (Health
Care)* $ 2,365
1,963 Shanghai Junshi Biosciences
Co. Ltd., Class H (Health
Care)*
(a)(b)
5,275
1,305 Shanghai Lujiazui Finance &
Trade Zone Development Co.
Ltd., Class A (Real Estate) 1,399
4,004 Shanghai MicroPort MedBot
Group Co. Ltd., Class H (Health
Care)* 12,946
1,565 Shanghai Pharmaceuticals
Holding Co. Ltd., Class A
(Health Care) 3,814
8,323 Shanghai Pharmaceuticals
Holding Co. Ltd., Class H
(Health Care) 12,053
20,180 Shanghai Pudong Development
Bank Co. Ltd., Class A
(Financials) 27,965
1,620 Shanghai Putailai New Energy
Technology Group Co. Ltd.,
Class A (Materials) 7,339
3,514 Shanghai RAAS Blood Products
Co. Ltd., Class A (Health Care) 2,760
7,034 Shanghai Rural Commercial
Bank Co. Ltd., Class A
(Financials) 8,843
3,829 Shanghai Stonehill Technology
Co. Ltd., Class A (Information
Technology)* 4,344
565 Shanghai United Imaging
Healthcare Co. Ltd., Class A
(Health Care) 10,053
800 Shanghai Zhangjiang High-Tech
Park Development Co. Ltd.,
Class A (Real Estate) 4,110
1,440 Shanghai Zhonggu Logistics
Co. Ltd., Class A (Industrials) 2,215
1,884 Shanjin International Gold Co.
Ltd., Class A (Materials) 6,258
293 Shannon Semiconductor
Technology Co. Ltd., Class A
(Information Technology) 7,804
2,946 Shanxi Coking Coal Energy
Group Co. Ltd., Class A
(Energy) 2,958
2,190 Shanxi Lu’an Environmental
Energy Development Co. Ltd.,
Class A (Energy) 5,182
2,329 Shanxi Securities Co. Ltd.,
Class A (Financials) 1,791
4,202 Shanxi Taigang Stainless Steel
Co. Ltd., Class A (Materials)* 2,405
802 Shanxi Xinghuacun Fen Wine
Factory Co. Ltd., Class A
(Consumer Staples) 15,218
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
366 Sharetronic Data Technology
Co. Ltd., Class A (Information
Technology) $ 12,972
3,289 Shenergy Co. Ltd., Class A
(Utilities) 5,020
385 Shengyi Electronics Co.
Ltd., Class A (Information
Technology) 7,861
1,658 Shengyi Technology Co.
Ltd., Class A (Information
Technology) 34,482
409 Shennan Circuits Co. Ltd., Class
A (Information Technology) 24,886
15,640 Shenwan Hongyuan Group Co.
Ltd., Class A (Financials) 10,201
13,473 Shenwan Hongyuan Group Co.
Ltd., Class H (Financials)
(a)
4,452
356 Shenzhen Capchem Technology
Co. Ltd., Class A (Materials) 3,877
2,721 Shenzhen Energy Group Co.
Ltd., Class A (Utilities) 3,252
682 Shenzhen Envicool Technology
Co. Ltd., Class A (Industrials)* 9,179
890 Shenzhen Everwin Precision
Technology Co. Ltd., Class A
(Information Technology)* 4,392
6,822 Shenzhen Expressway Corp.
Ltd., Class H (Industrials) 5,997
1,066 Shenzhen Fastprint Circuit Tech
Co. Ltd., Class A (Information
Technology) 6,098
238 Shenzhen Fortune Trend
Technology Co. Ltd., Class A
(Information Technology) 3,942
7,415 Shenzhen Gas Corp. Ltd., Class
A (Utilities) 7,106
585 Shenzhen Han's CNC
Technology Co. Ltd., Class H
(Industrials) 13,436
452 Shenzhen Hepalink
Pharmaceutical Group Co. Ltd.,
Class A (Health Care) 664
681 Shenzhen Huaqiang Industry
Co. Ltd., Class A (Information
Technology) 2,935
440 Shenzhen Infogem Technologies
Co. Ltd., Class A (Information
Technology)* 2,517
1,682 Shenzhen Inovance Technology
Co. Ltd., Class A (Industrials) 18,399
528 Shenzhen Intellifusion
Technologies Co. Ltd., Class A
(Information Technology)* 5,353
1,040 Shenzhen Kaifa Technology
Co. Ltd., Class A (Information
Technology) 6,120
145 Shenzhen Kedali Industry
Co. Ltd., Class A (Consumer
Discretionary) 3,729

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
595 Shenzhen Kinwong Electronic
Co. Ltd., Class A (Information
Technology) $ 6,968
240 Shenzhen Longsys Electronics
Co. Ltd., Class A (Information
Technology)* 19,568
343 Shenzhen Megmeet Electrical
Co. Ltd., Class A (Industrials) 6,394
2,969 Shenzhen MTC Co. Ltd., Class
A (Consumer Discretionary) 5,094
560 Shenzhen New Industries
Biomedical Engineering Co.
Ltd., Class A (Health Care) 3,871
800 Shenzhen Salubris
Pharmaceuticals Co. Ltd., Class
A (Health Care) 3,954
145 Shenzhen SC New Energy
Technology Corp., Class A
(Information Technology)* 1,731
800 Shenzhen SED Industry Co.
Ltd., Class A (Industrials)* 1,949
560 Shenzhen Sunlord Electronics
Co. Ltd., Class A (Information
Technology) 4,170
683 Shenzhen Sunway
Communication Co. Ltd., Class
A (Information Technology) 9,965
195 Shenzhen Techwinsemi
Technology Co. Ltd., Class A
(Information Technology) 18,458
709 Shenzhen Transsion Holdings
Co. Ltd., Class A (Information
Technology) 6,313
853 Shenzhen Woer Heat-Shrinkable
Material Co. Ltd., Class A
(Industrials) 2,774
781 Shenzhen Xunce Technology
Co. Ltd., Class H (Information
Technology)* 22,621
560 Shenzhen YUTO Packaging
Technology Co. Ltd., Class A
(Materials) 3,192
180 Shenzhen Zhaowei Machinery
& Electronic Co. Ltd., Class A
(Industrials)* 2,578
9,464 Shenzhen Zhongjin Lingnan
Nonfemet Co. Ltd., Class A
(Materials) 10,792
4,197 Shenzhou International Group
Holdings Ltd. (Consumer
Discretionary) 24,858
1,756 Shuanglin Co. Ltd., Class A
(Consumer Discretionary) 7,924
298 SICC Co. Ltd., Class A
(Information Technology)* 6,483
160 Sichuan Biokin Pharmaceutical
Co. Ltd., Class A (Health
Care)* 5,645
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
8,238 Sichuan Changhong Electric
Co. Ltd., Class A (Consumer
Discretionary) $ 8,772
3,308 Sichuan Chuantou Energy Co.
Ltd., Class A (Utilities) 7,583
1,276 Sichuan Development Lomon
Co. Ltd., Class A (Materials) 1,708
6,178 Sichuan Hebang Biotechnology
Co. Ltd., Class A (Materials)* 2,248
341 Sichuan Huafeng Technology
Co. Ltd., Class A (Industrials)* 7,158
2,502 Sichuan Kelun Pharmaceutical
Co. Ltd., Class A (Health Care) 13,458
565 Sichuan Kelun -Biotech
Biopharmaceutical Co. Ltd.,
Class H (Health Care)* 33,306
2,634 Sichuan New Energy Power Co.
Ltd., Class A (Utilities) 5,551
4,554 Sichuan Road and Bridge Group
Co. Ltd., Class A (Industrials) 5,900
488 Sieyuan Electric Co. Ltd., Class
A (Industrials) 14,590
4,009 Silergy Corp. (Information
Technology) 76,787
2,329 Sinolink Securities Co. Ltd.,
Class A (Financials) 2,986
1,763 Sinoma International
Engineering Co., Class A
(Industrials) 2,313
904 Sinoma Science & Technology
Co. Ltd., Class A (Materials) 9,513
4,892 Sinomach Heavy Equipment
Group Co. Ltd., Class A
(Industrials)* 2,778
283 Sinomine Resource Group Co.
Ltd., Class A (Materials) 2,590
16,357 Sinopec Engineering Group Co.
Ltd., Class H (Industrials) 11,520
4,778 Sinopec Oilfield Service Corp.,
Class A (Energy)* 1,639
66,349 Sinopec Oilfield Service Corp.,
Class H (Energy)* 5,926
4,313 Sinopec Shanghai
Petrochemical Co. Ltd., Class A
(Materials) 1,735
101,211 Sinopec Shanghai
Petrochemical Co. Ltd., Class H
(Materials) 14,593
15,230 Sinopharm Group Co. Ltd.,
Class H (Health Care) 32,880
2,742 Sinotrans Ltd., Class A
(Industrials) 2,462
18,527 Sinotrans Ltd., Class H
(Industrials) 11,583
7,484 Sinotruk Hong Kong Ltd.
(Industrials) 35,580
800 Sinotruk Jinan Truck Co. Ltd.,
Class A (Industrials) 2,543

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
351 Skshu Paint Co. Ltd., Class A
(Materials) $ 1,884
213 Skyverse Technology Co.
Ltd., Class A (Information
Technology)* 6,864
21,526 Smoore International Holdings
Ltd. (Consumer Staples)
(a)
24,994
3,298 SooChow Securities Co. Ltd.,
Class A (Financials) 3,824
4,649 Southwest Securities Co. Ltd.,
Class A (Financials) 2,737
2,049 SPIC Industry-Finance
Holdings Co. Ltd., Class A
(Financials) 1,849
560 Spring Airlines Co. Ltd., Class
A (Industrials) 4,058
4,313 State Grid Information &
Communication Co. Ltd., Class
A (Information Technology) 11,157
2,729 State Grid Yingda Co. Ltd.,
Class A (Industrials) 2,175
1,280 Sungrow Power Supply Co.
Ltd., Class A (Industrials) 33,695
7,415 Sunny Optical Technology
Group Co. Ltd. (Information
Technology) 79,284
360 Sunresin New Materials Co.
Ltd., Class A (Materials) 3,194
38,188 Sunshine Insurance Group Co.
Ltd., Class H (Financials) 17,249
908 Sunwoda Electronic Co. Ltd.,
Class A (Industrials) 3,060
650 SUPCON Technology Co.
Ltd., Class A (Information
Technology)* 8,248
172 Suzhou Centec Communications
Co. Ltd., Class A (Information
Technology)* 7,161
904 Suzhou Dongshan Precision
Manufacturing Co. Ltd., Class
A (Information Technology)* 28,485
186 Suzhou Maxwell Technologies
Co. Ltd., Class A (Information
Technology) 6,868
472 Suzhou TFC Optical
Communication Co. Ltd., Class
A (Information Technology) 31,776
181 Suzhou Zelgen
Biopharmaceutical Co. Ltd.,
Class A (Health Care)* 2,675
4,479 TAL Education Group ADR
(Consumer Discretionary)* 43,491
800 Talkweb Information
System Co. Ltd., Class A
(Communication Services)* 3,512
4,089 TangShan Port Group Co. Ltd.,
Class A (Industrials) 2,655
800 Tasly Pharmaceutical Group Co.
Ltd., Class A (Health Care) 1,665
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
3,422 TBEA Co. Ltd., Class A
(Industrials) $ 12,830
12,684 TCL Electronics Holdings Ltd.
(Consumer Discretionary)* 22,399
11,331 TCL Technology Group
Corp., Class A (Information
Technology) 7,173
65,541 Tencent Holdings Ltd.
(Communication Services) 3,572,500
6,111 Tencent Music Entertainment
Group ADR (Communication
Services) 56,343
926 Thunder Software Technology
Co. Ltd., Class A (Information
Technology) 8,653
2,729 Tian Di Science & Technology
Co. Ltd., Class A (Industrials)* 2,188
18,831 Tianfeng Securities Co. Ltd.,
Class A (Financials)* 9,330
400 Tianjin Pharmaceutical Da Re
Tang Group Corp. Ltd., Class A
(Health Care) 2,409
904 Tianqi Lithium Corp., Class A
(Materials)* 8,407
2,655 Tianqi Lithium Corp., Class H
(Materials)* 16,626
3,395 Tianshan Aluminum Group Co.
Ltd., Class A (Materials) 7,497
2,089 Tianshui Huatian Technology
Co. Ltd., Class A (Information
Technology)* 5,975
19,784 Tingyi Cayman Islands Holding
Corp. (Consumer Staples) 30,165
17,175 Tongcheng Travel Holdings Ltd.
(Consumer Discretionary) 31,030
820 TongFu Microelectronics Co.
Ltd., Class A (Information
Technology) 8,004
1,658 Tongkun Group Co. Ltd., Class
A (Materials) 4,679
8,404 Tongling Nonferrous Metals
Group Co. Ltd., Class A
(Materials) 8,576
545 Tongwei Co. Ltd., Class A
(Information Technology)* 1,191
820 TravelSky Technology
Ltd., Class H (Consumer
Discretionary) 965
1,439 Trina Solar Co. Ltd., Class A
(Information Technology)* 3,282
6,732 Trip.com Group Ltd. (Consumer
Discretionary)* 316,784
2,329 Tsinghua Tongfang Co.
Ltd., Class A (Information
Technology)* 2,752
7,058 Tsingtao Brewery Co. Ltd.,
Class H (Consumer Staples)* 44,794
3,004 UBTech Robotics Corp. Ltd.,
Class H (Industrials)* 39,172

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
466 Unigroup Guoxin
Microelectronics Co. Ltd., Class
A (Information Technology) $ 5,465
14,935 Uni-President China Holdings
Ltd. (Consumer Staples) 14,978
1,884 Unisplendour Corp. Ltd., Class
A (Information Technology) 7,980
4,671 United Nova Technology Co.
Ltd., Class A (Information
Technology)* 5,568
673 Universal Scientific Industrial
Shanghai Co. Ltd., Class A
(Information Technology) 4,461
341 Verisilicon Microelectronics
Shanghai Co. Ltd., Class A
(Information Technology)* 12,449
560 Victory Giant Technology
Huizhou Co. Ltd., Class A
(Information Technology) 30,522
3,304 Vipshop Holdings Ltd. ADR
(Consumer Discretionary) 46,983
8,606 Wangfujing Group Co.
Ltd., Class A (Consumer
Discretionary) 14,230
1,683 Wangsu Science & Technology
Co. Ltd., Class A (Information
Technology)* 3,699
14,238 Wanguo Gold Group Ltd.
(Materials)
(b)
19,820
2,135 Wanhua Chemical Group Co.
Ltd., Class A (Materials) 23,193
47,260 Want Want China Holdings Ltd.
(Consumer Staples) 25,085
3,220 Wanxiang Qianchao Co.
Ltd., Class A (Consumer
Discretionary) 7,039
47 Weibo Corp. ADR
(Communication Services) 369
4,331 Weichai Power Co. Ltd., Class
A (Industrials) 22,637
21,268 Weichai Power Co. Ltd., Class
H (Industrials) 112,997
689 Weihai Guangwei Composites
Co. Ltd., Class A (Materials)* 3,049
4,671 Wens Foodstuff Group Co. Ltd.,
Class A (Consumer Staples) 9,451
1,658 Western Mining Co. Ltd., Class
A (Materials) 7,486
3,195 Western Securities Co. Ltd.,
Class A (Financials) 3,114
642 Western Superconducting
Technologies Co. Ltd., Class A
(Materials) 6,415
6,807 Winning Health Technology
Group Co. Ltd., Class A (Health
Care) 7,893
15,880 Wintime Energy Group Co.
Ltd., Class A (Utilities)* 4,274
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,024 Wolong Electric Group Co.
Ltd., Class A (Industrials) $ 5,976
3,529 Wuchan Zhongda Group Co.
Ltd., Class A (Consumer
Discretionary) 2,594
2,947 Wuhan Guide Infrared Co.
Ltd., Class A (Information
Technology)* 5,609
240 Wuhan Jingce Electronic Group
Co. Ltd., Class A (Information
Technology) 6,893
344 Wuliangye Yibin Co. Ltd., Class
A (Consumer Staples) 4,319
1,435 WUS Printed Circuit Kunshan
Co. Ltd., Class A (Information
Technology) 28,023
1,557 WuXi AppTec Co. Ltd., Class A
(Health Care) 23,396
4,949 WuXi AppTec Co. Ltd., Class H
(Health Care)
(a)(b)
82,279
37,329 Wuxi Biologics Cayman, Inc.
(Health Care)*
(a)
158,796
1,045 Wuxi Lead Intelligent
Equipment Co. Ltd., Class A
(Industrials) 7,853
1,073 Wuxi Lead Intelligent
Equipment Co. Ltd., Class H
(Industrials) 7,215
4,612 WuXi XDC Cayman, Inc.
(Health Care)* 32,306
7,261 XCMG Construction Machinery
Co. Ltd., Class A (Industrials) 10,470
2,244 XD, Inc. (Communication
Services) 14,559
278 Xiamen Amoytop Biotech Co.
Ltd., Class A (Health Care) 2,325
9,300 Xiamen C & D, Inc., Class A
(Industrials) 13,328
145 Xiamen Faratronic Co.
Ltd., Class A (Information
Technology) 3,557
904 Xiamen Tungsten Co. Ltd.,
Class A (Materials) 7,269
1,440 Xiangcai Co. Ltd., Class A
(Financials)* 1,806
800 Xiangtan Electric
Manufacturing Co. Ltd., Class
A (Industrials)* 1,364
175,033 Xiaomi Corp., Class B
(Information Technology)*
(a)
626,219
1,040 Xinfengming Group Co. Ltd.,
Class A (Materials) 2,612
23,406 Xinyi Solar Holdings Ltd.
(Information Technology)
(b)
7,974
14,997 XPeng , Inc., Class A (Consumer
Discretionary)* 122,178
31,003 XtalPi Holdings Ltd. (Health
Care)* 32,596

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
720 Xuji Electric Co. Ltd., Class A
(Industrials) $ 2,835
12,391 Yadea Group Holdings Ltd.
(Consumer Discretionary)
(a)
17,818
195 Yangtze Optical Fibre & Cable
Joint Stock Ltd. Co., Class A
(Information Technology) 11,617
4,449 Yangtze Optical Fibre & Cable
Joint Stock Ltd. Co., Class H
(Information Technology)
(a)
128,973
452 Yangzhou Yangjie Electronic
Technology Co. Ltd., Class A
(Information Technology) 7,161
3,014 Yankuang Energy Group Co.
Ltd., Class A (Energy) 9,718
35,453 Yankuang Energy Group Co.
Ltd., Class H (Energy)
(b)
65,863
452 Yantai Jereh Oilfield Services
Group Co. Ltd., Class A
(Energy) 9,386
591 Yealink Network Technology
Corp. Ltd., Class A
(Information Technology) 3,160
4,586 Yili Chuanning Biotechnology
Co. Ltd., Class A (Health Care) 6,036
3,415 Yongan Futures Co. Ltd., Class
A (Financials) 7,026
6,498 Yonghui Superstores Co. Ltd.,
Class A (Consumer Staples)* 3,556
245 YongXing Special Materials
Technology Co. Ltd., Class A
(Materials) 2,263
6,211 Yonyou Network Technology
Co. Ltd., Class A (Information
Technology)* 9,526
3,289 Youngor Fashion Co. Ltd., Class
A (Real Estate) 3,629
1,884 YTO Express Group Co. Ltd.,
Class A (Industrials) 5,224
2,190 YUNDA Holding Group Co.,
Ltd., Class A (Industrials) 2,235
2,460 Yunnan Aluminium Co. Ltd.,
Class A (Materials) 10,365
1,253 Yunnan Baiyao Group Co. Ltd.,
Class A (Health Care) 9,255
3,529 Yunnan Chihong
Zinc&Germanium Co. Ltd.,
Class A (Materials) 4,969
1,360 Yunnan Copper Co. Ltd., Class
A (Materials) 3,564
669 Yunnan Energy New Material
Group Co. Ltd., Class A
(Materials)* 6,973
1,045 Yunnan Tin Co. Ltd., Class A
(Materials) 5,796
1,045 Yunnan Yuntianhua Co. Ltd.,
Class A (Materials) 4,735
1,440 Yutong Bus Co. Ltd., Class A
(Industrials) 6,879
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
14,113 Zai Lab Ltd. (Health Care)* $ 25,048
904 Zangge Mining Co. Ltd., Class
A (Materials) 10,319
800 ZCZL Industrial Technology
Group Co. Ltd., Class A
(Industrials) 2,149
2,860 ZCZL Industrial Technology
Group Co. Ltd., Class H
(Industrials) 6,080
405 Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd., Class
A (Health Care) 7,692
17,472 Zhaojin Mining Industry Co.
Ltd., Class H (Materials) 48,064
3,173 Zhefu Holding Group Co. Ltd.,
Class A (Industrials) 2,417
5,300 Zhejiang Century Huatong
Group Co. Ltd., Class A
(Communication Services) 11,429
86 Zhejiang Cfmoto Power Co.
Ltd., Class A (Consumer
Discretionary) 2,849
3,529 Zhejiang China Commodities
City Group Co. Ltd., Class A
(Consumer Discretionary) 6,686
1,546 Zhejiang Chint Electrics Co.
Ltd., Class A (Industrials) 6,663
960 Zhejiang Crystal- Optech Co.
Ltd., Class A (Information
Technology) 5,588
1,889 Zhejiang Dahua Technology
Co. Ltd., Class A (Information
Technology) 4,663
388 Zhejiang Dingli Machinery Co.
Ltd., Class A (Industrials) 2,934
15,785 Zhejiang Expressway Co. Ltd.,
Class H (Industrials) 13,534
1,040 Zhejiang Hailiang Co. Ltd.,
Class A (Materials) 3,155
904 Zhejiang Huahai
Pharmaceutical Co. Ltd., Class
A (Health Care) 2,134
912 Zhejiang Huayou Cobalt Co.
Ltd., Class A (Industrials) 7,392
904 Zhejiang Jingsheng Mechanical
& Electrical Co. Ltd., Class A
(Information Technology) 6,795
13,355 Zhejiang Jinke Tom Culture
Industry Co. Ltd., Class A
(Communication Services)* 7,664
640 Zhejiang JIULI Hi-tech Metals
Co. Ltd., Class A (Materials) 2,226
1,884 Zhejiang Juhua Co. Ltd., Class
A (Materials) 9,201
6,680 Zhejiang Leapmotor Technology
Co. Ltd., Class H (Consumer
Discretionary)*
(a)
33,496
2,089 Zhejiang Longsheng Group Co.
Ltd., Class A (Materials) 3,467

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,900 Zhejiang NHU Co. Ltd., Class
A (Materials) $ 8,253
2,414 Zhejiang Sanhua Intelligent
Controls Co. Ltd., Class A
(Industrials) 16,544
4,894 Zhejiang Sanhua Intelligent
Controls Co. Ltd., Class H
(Industrials)
(b)
19,620
400 Zhejiang Sanmei Chemical
Industry Co. Ltd., Class A
(Materials) 3,402
560 Zhejiang Shuanghuan Driveline
Co. Ltd., Class A (Consumer
Discretionary) 3,249
1,609 Zhejiang Supor Co. Ltd., Class
A (Consumer Discretionary) 10,744
7,099 Zhejiang Wanfeng Auto Wheel
Co. Ltd., Class A (Consumer
Discretionary) 12,452
1,075 Zhejiang Weiming Environment
Protection Co. Ltd., Class A
(Industrials) 2,396
1,171 Zhejiang Yinlun Machinery
Co. Ltd., Class A (Consumer
Discretionary) 8,646
6,418 Zhejiang Zheneng Electric
Power Co. Ltd., Class A
(Utilities) 6,141
2,960 Zheshang Securities Co. Ltd.,
Class A (Financials) 4,133
278 ZhongAn Online P&C
Insurance Co. Ltd., Class H
(Financials)*
(a)
383
572 Zhongfu Shenying Carbon Fiber
Co. Ltd., Class A (Materials) 4,079
791 Zhongji Innolight Co.
Ltd., Class A (Information
Technology) 135,840
3,289 Zhongjin Gold Corp. Ltd., Class
A (Materials) 10,906
4,317 Zhongtai Securities Co. Ltd.,
Class A (Financials) 3,473
467 Zhuzhou CRRC Times Electric
Co. Ltd., Class A (Industrials) 4,213
4,719 Zhuzhou CRRC Times Electric
Co. Ltd., Class H (Industrials) 24,386
13,350 Zijin Mining Group Co. Ltd.,
Class A (Materials) 60,102
58,725 Zijin Mining Group Co. Ltd.,
Class H (Materials) 245,618
5,647 Zoomlion Heavy Industry
Science and Technology Co.
Ltd., Class A (Industrials) 6,022
16,435 Zoomlion Heavy Industry
Science and Technology Co.
Ltd., Class H (Industrials) 15,119
2,943 ZTE Corp., Class A
(Information Technology)* 15,983
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
8,661 ZTE Corp., Class H
(Information Technology)*
(b)
$ 29,594
4,427 ZTO Express Cayman, Inc.
(Industrials) 98,115
30,834,273
Colombia – 0.1%
5,714 Cementos Argos SA (Materials) 16,719
52,157 Ecopetrol SA (Energy) 37,868
3,457 Grupo Argos SA (Materials) 15,946
2,468 Grupo Cibest SA (Financials) 51,195
1,322 Grupo de Inversiones
Suramericana SA (Financials) 18,150
21,475 Grupo Energia Bogota SA ESP
(Utilities) 15,826
4,854 Interconexion Electrica SA ESP
(Utilities) 40,011
195,715
Cyprus – 0.0%
3,588 Bank of Cyprus Holdings PLC
(Financials) 39,358
Czech Republic – 0.1%
2,053 CEZ AS (Utilities) 123,873
1,534 CSG NV (Industrials)* 31,887
1,160 Komercni Banka AS
(Financials) 55,085
210,845
Egypt – 0.1%
28,312 Commercial International Bank
- Egypt (CIB) (Financials) 72,108
17,337 Eastern Co. SAE (Consumer
Staples) 12,616
11,724 EFG Holding S.A.E.
(Financials)* 5,999
13,404 Fawry for Banking & Payment
Technology Services SAE
(Financials)* 5,249
10,618 Talaat Moustafa Group (Real
Estate) 19,520
115,492
Greece – 0.5%
1,900 Allwyn AG (Consumer
Discretionary) 27,926
22,008 Alpha Bank SA (Financials) 100,418
866 Athens International Airport SA
(Industrials) 10,277
26,377 Eurobank SA (Financials) 122,846
356 GEK TERNA SA (Industrials) 17,764
1,803 Hellenic Telecommunications
Organization SA
(Communication Services) 38,272
1,282 JUMBO SA (Consumer
Discretionary) 34,828
627 Motor Oil Hellas Corinth
Refineries SA (Energy) 27,057
9,016 National Bank of Greece SA
(Financials) 155,977

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Greece – (continued)
11,376 Piraeus Bank SA (Financials)* $ 121,468
2,037 Public Power Corp. SA
(Utilities) 51,250
708,083
Hong Kong – 0.0%
2,670 Cowell e Holdings, Inc.
(Information Technology)* 9,662
1,588 Orient Overseas International
Ltd. (Industrials) 27,576
37,238
Hungary – 0.3%
4,170 MOL Hungarian Oil & Gas
PLC (Energy) 52,971
2,364 OTP Bank Nyrt (Financials) 323,903
1,492 Richter Gedeon Nyrt (Health
Care) 63,142
440,016
India – 11.2%
2,658 360 ONE WAM Ltd.
(Financials) 30,903
585 ABB India Ltd. (Industrials) 44,663
209 ACC Ltd. (Materials) 3,078
3,659 Adani Energy Solutions Ltd.
(Utilities)* 58,286
2,855 Adani Enterprises Ltd.
(Industrials) 88,277
3,208 Adani Green Energy Ltd.
(Utilities)* 49,822
6,063 Adani Ports & Special
Economic Zone Ltd.
(Industrials) 115,171
46,245 Adani Power Ltd. (Utilities)* 118,470
1,374 Adani Total Gas Ltd. (Utilities) 11,184
7,832 Aditya Birla Capital Ltd.
(Financials)* 29,951
373 Alkem Laboratories Ltd.
(Health Care) 21,587
11,699 Ambuja Cements Ltd.
(Materials) 55,152
1,834 APL Apollo Tubes Ltd.
(Materials) 35,350
1,036 Apollo Hospitals Enterprise
Ltd. (Health Care) 89,167
30,626 Ashok Leyland Ltd.
(Industrials) 50,111
3,539 Asian Paints Ltd. (Materials) 99,524
1,360 Astral Ltd. (Industrials) 22,593
4,990 AU Small Finance Bank Ltd.
(Financials)
(a)
51,723
3,020 Aurobindo Pharma Ltd. (Health
Care) 45,345
1,600 Avenue Supermarts Ltd.
(Consumer Staples)*
(a)
68,286
24,800 Axis Bank Ltd. (Financials) 335,870
740 Bajaj Auto Ltd. (Consumer
Discretionary) 81,478
28,474 Bajaj Finance Ltd. (Financials)* 272,226
4,140 Bajaj Finserv Ltd. (Financials) 77,727
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
366 Bajaj Holdings & Investment
Ltd. (Financials) $ 39,917
1,238 Balkrishna Industries Ltd.
(Consumer Discretionary) 28,741
5,872 Bandhan Bank Ltd.
(Financials)
(a)
12,875
11,173 Bank of Baroda (Financials) 31,578
10,422 Bank of India (Financials) 15,349
11,539 Bank of Maharashtra
(Financials) 9,628
818 Berger Paints India Ltd.
(Materials) 4,310
307 Bharat Dynamics Ltd.
(Industrials) 3,893
38,581 Bharat Electronics Ltd.
(Industrials) 166,812
2,915 Bharat Forge Ltd. (Consumer
Discretionary) 60,055
14,375 Bharat Heavy Electricals Ltd.
(Industrials) 63,061
20,922 Bharat Petroleum Corp. Ltd.
(Energy) 65,651
26,800 Bharti Airtel Ltd.
(Communication Services) 515,971
852 Bharti Hexacom Ltd.
(Communication Services) 13,412
8,124 Billionbrains Garage Ventures
Ltd. (Financials)*
(a)
15,811
5,975 Biocon Ltd. (Health Care) 26,960
88 Bosch Ltd. (Consumer
Discretionary) 33,926
1,139 Britannia Industries Ltd.
(Consumer Staples) 62,399
2,145 BSE Ltd. (Financials)* 93,615
20,759 Canara Bank (Financials) 28,582
7,678 CG Power & Industrial
Solutions Ltd. (Industrials) 74,149
4,893 Cholamandalam Investment and
Finance Co. Ltd. (Financials) 79,200
5,813 Cipla Ltd. (Health Care) 85,726
17,929 Coal India Ltd. (Energy) 86,418
130 Cochin Shipyard Ltd.
(Industrials)
(a)
2,008
2,167 Coforge Ltd. (Information
Technology) 32,432
1,762 Colgate-Palmolive India Ltd.
(Consumer Staples) 38,206
1,204 Container Corp. Of India Ltd.
(Industrials) 5,876
1,558 Coromandel International Ltd.
(Materials) 28,759
1,467 Cummins India Ltd.
(Industrials) 90,815
5,746 Dabur India Ltd. (Consumer
Staples) 26,819
89 Dalmia Bharat Ltd. (Materials) 1,638
3,012 Delhivery Ltd. (Industrials)* 14,342
1,301 Divi's Laboratories Ltd. (Health
Care) 91,303

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
385 Dixon Technologies India Ltd.
(Consumer Discretionary) $ 46,703
8,036 DLF Ltd. (Real Estate) 49,959
5,936 Dr Reddy's Laboratories Ltd.
(Health Care) 81,448
1,422 Eicher Motors Ltd. (Consumer
Discretionary) 107,428
9,404 Embassy Office Parks REIT
(Real Estate) 42,285
51,605 Eternal Ltd. (Consumer
Discretionary)* 136,118
20,002 Federal Bank Ltd. (Financials) 60,838
711 Fertilisers & Chemicals
Travancore Ltd. (Materials) 6,554
5,289 Fortis Healthcare Ltd. (Health
Care) 51,690
11,309 FSN E-Commerce Ventures Ltd.
(Consumer Discretionary)* 31,225
30,563 GAIL India Ltd. (Utilities) 52,925
1,384 GE Vernova T&D India Ltd.
(Industrials) 75,007
1,538 General Insurance Corp. of
India (Financials)
(a)
6,172
193 Gland Pharma Ltd. (Health
Care)
(a)
4,571
1,561 Glenmark Pharmaceuticals Ltd.
(Health Care) 37,380
28,379 GMR Airports Ltd.
(Industrials)* 29,983
33 Godfrey Phillips India Ltd.
(Consumer Staples) 793
4,736 Godrej Consumer Products Ltd.
(Consumer Staples) 51,313
1,658 Godrej Properties Ltd. (Real
Estate)* 30,764
3,562 Grasim Industries Ltd.
(Materials) 117,074
390 Gujarat Fluorochemicals Ltd.
(Materials) 14,898
9 Gujarat Gas Ltd. (Utilities) 38
2,303 Havells India Ltd. (Industrials) 28,528
10,552 HCL Technologies Ltd.
(Information Technology) 131,489
2,317 HDFC Asset Management Co.
Ltd. (Financials)
(a)
65,225
118,885 HDFC Bank Ltd. (Financials) 931,746
10,596 HDFC Life Insurance Co. Ltd.
(Financials)
(a)
66,342
1,280 Hero MotoCorp Ltd. (Consumer
Discretionary) 66,061
14,602 Hindalco Industries Ltd.
(Materials) 173,180
1,867 Hindustan Aeronautics Ltd.
(Industrials) 84,581
10,704 Hindustan Petroleum Corp. Ltd.
(Energy) 44,377
6,981 Hindustan Unilever Ltd.
(Consumer Staples) 158,248
2,064 Hindustan Zinc Ltd. (Materials) 13,752
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
142 Hitachi Energy India Ltd.
(Industrials) $ 57,465
926 Housing & Urban Development
Corp. Ltd. (Financials) 1,984
1,076 Hyundai Motor India Ltd.
(Consumer Discretionary) 21,792
56,827 ICICI Bank Ltd. (Financials) 751,552
2,543 ICICI Lombard General
Insurance Co. Ltd. (Financials)
(a)
47,974
386 ICICI Prudential Asset
Management Co. Ltd.
(Financials) 14,377
5,589 ICICI Prudential Life Insurance
Co. Ltd. (Financials)
(a)
29,648
74,359 IDFC First Bank Ltd.
(Financials) 55,824
2,859 Indian Bank (Financials) 25,069
10,673 Indian Hotels Co. Ltd.
(Consumer Discretionary) 73,503
30,486 Indian Oil Corp. Ltd. (Energy) 45,004
19,646 Indian Railway Finance Corp.
Ltd. (Financials)
(a)
20,165
1,081 Indian Renewable Energy
Development Agency Ltd.
(Financials) 1,516
14,075 Indus Towers Ltd.
(Communication Services)* 65,493
2,090 IndusInd Bank Ltd.
(Financials)* 20,116
3,562 Info Edge India Ltd.
(Communication Services) 37,307
31,829 Infosys Ltd. (Information
Technology) 388,950
2,347 InterGlobe Aviation Ltd.
(Industrials)
(a)
108,827
34,557 ITC Ltd. (Consumer Staples) 104,362
3,180 Jindal Stainless Ltd. (Materials) 22,933
4,091 Jindal Steel Ltd. (Materials) 51,986
34,842 Jio Financial Services Ltd.
(Financials) 87,637
4,373 JSW Energy Ltd. (Utilities) 27,391
2,885 JSW Infrastructure Ltd.
(Industrials) 8,360
8,806 JSW Steel Ltd. (Materials) 118,464
4,365 Jubilant Foodworks Ltd.
(Consumer Discretionary) 19,643
4,215 Kalyan Jewellers India Ltd.
(Consumer Discretionary) 15,753
3,662 Knowledge Realty Trust REIT
(Real Estate) 4,475
54,424 Kotak Mahindra Bank Ltd.
(Financials) 220,102
8,339 L&T Finance Ltd. (Financials) 25,157
7,279 Larsen & Toubro Ltd.
(Industrials) 312,346
4,558 Laurus Labs Ltd. (Health
Care)
(a)
65,347
3,115 Lenskart Solutions Ltd.
(Consumer Discretionary)* 17,177

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
840 LG Electronics India Ltd.
(Consumer Discretionary)* $ 13,474
5,068 Life Insurance Corp. of India
(Financials) 21,944
226 Linde India Ltd. (Materials) 17,139
1,087 Lloyds Metals & Energy Ltd.
(Materials)* 20,620
3,108 Lodha Developers Ltd. (Real
Estate)
(a)
30,691
955 LTM Ltd. (Information
Technology)
(a)
40,830
2,498 Lupin Ltd. (Health Care) 59,629
5,654 Mahindra & Mahindra Financial
Services Ltd. (Financials) 18,072
9,619 Mahindra & Mahindra Ltd.
(Consumer Discretionary) 308,375
613 MakeMyTrip Ltd. (Consumer
Discretionary)* 28,652
14,980 Malco Energy Ltd. (Utilities)*
(c)
19,084
1,238 Mankind Pharma Ltd. (Health
Care) 30,958
5,306 Marico Ltd. (Consumer Staples) 45,894
1,256 Maruti Suzuki India Ltd.
(Consumer Discretionary) 173,553
2,512 Max Financial Services Ltd.
(Financials)* 44,264
7,998 Max Healthcare Institute Ltd.
(Health Care) 81,251
732 Mazagon Dock Shipbuilders
Ltd. (Industrials) 18,928
7,124 Meesho Ltd. (Consumer
Discretionary)* 13,746
1,607 Motilal Oswal Financial
Services Ltd. (Financials) 14,877
1,430 Mphasis Ltd. (Information
Technology) 34,191
33 MRF Ltd. (Consumer
Discretionary) 42,872
1,472 Multi Commodity Exchange of
India Ltd. (Financials) 45,779
1,146 Muthoot Finance Ltd.
(Financials) 40,326
10,603 National Aluminium Co. Ltd.
(Materials) 47,373
6,635 Nestle India Ltd. (Consumer
Staples) 99,281
31,527 NHPC Ltd. (Utilities) 26,174
1,918 Nippon Life India Asset
Management Ltd. (Financials)
(a)
22,212
33,382 NMDC Ltd. (Materials) 30,919
2,262 NTPC Green Energy Ltd.
(Utilities)* 2,465
46,845 NTPC Ltd. (Utilities) 190,782
1,732 Oberoi Realty Ltd. (Real Estate) 31,123
29,247 Oil & Natural Gas Corp. Ltd.
(Energy) 81,707
6,756 Oil India Ltd. (Energy) 33,862
4,517 One 97 Communications Ltd.
(Financials)* 53,196
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
267 Oracle Financial Services
Software Ltd. (Information
Technology) $ 28,004
101 Page Industries Ltd. (Consumer
Discretionary) 40,607
798 Patanjali Foods Ltd. (Consumer
Staples) 3,832
3,997 PB Fintech Ltd. (Financials)* 71,630
1,251 Persistent Systems Ltd.
(Information Technology) 68,401
8,266 Petronet LNG Ltd. (Energy) 23,584
2,151 Phoenix Mills Ltd. (The) (Real
Estate) 40,104
1,091 PI Industries Ltd. (Materials) 31,869
3,496 Pidilite Industries Ltd.
(Materials) 54,567
502 Polycab India Ltd. (Industrials) 50,081
15,054 Power Finance Corp. Ltd.
(Financials) 67,917
48,891 Power Grid Corp. of India Ltd.
(Utilities) 149,529
1,911 Prestige Estates Projects Ltd.
(Real Estate) 27,543
25,539 Punjab National Bank
(Financials) 28,510
5,022 Rail Vikas Nigam Ltd.
(Industrials) 12,975
13,736 REC Ltd. (Financials) 48,821
64,044 Reliance Industries Ltd.
(Energy) 890,684
47,667 Samvardhana Motherson
International Ltd. (Consumer
Discretionary) 73,126
3,916 SBI Cards & Payment Services
Ltd. (Financials) 25,738
4,822 SBI Life Insurance Co. Ltd.
(Financials)
(a)
92,892
495 Schaeffler India Ltd. (Consumer
Discretionary) 21,513
126 Shree Cement Ltd. (Materials) 33,523
15,152 Shriram Finance Ltd.
(Financials) 151,065
948 Siemens Energy India Ltd.
(Industrials) 38,639
982 Siemens Ltd. (Industrials)* 39,735
274 Solar Industries India Ltd.
(Materials) 52,628
3,715 Sona Blw Precision Forgings
Ltd. (Consumer Discretionary)
(a)
23,754
1,895 SRF Ltd. (Materials) 54,173
19,839 State Bank of India (Financials) 201,397
11,805 Steel Authority of India Ltd.
(Materials) 25,396
10,887 Sun Pharmaceutical Industries
Ltd. (Health Care) 206,188
735 Sundaram Finance Ltd.
(Financials) 32,409
646 Supreme Industries Ltd.
(Industrials) 24,133

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
130,851 Suzlon Energy Ltd.
(Industrials)* $ 78,497
15,435 Swiggy Ltd. (Consumer
Discretionary)* 41,902
14,980 Talwani Sabo Power Ltd.
(Utilities)*
(c)
19,083
1,277 Tata Communications Ltd.
(Communication Services) 26,414
6,679 Tata Consultancy Services Ltd.
(Information Technology) 158,813
6,292 Tata Consumer Products Ltd.
(Consumer Staples) 78,047
569 Tata Investment Corp. Ltd.
(Financials) 4,134
20,311 Tata Motors Ltd. (Industrials)* 81,137
6,029 Tata Motors Passenger Vehicles
Ltd. (Consumer Discretionary) 24,998
18,586 Tata Power Co. Ltd. (The)
(Utilities) 82,316
79,492 Tata Steel Ltd. (Materials) 174,062
6,195 Tech Mahindra Ltd.
(Information Technology) 96,766
346 Thermax Ltd. (Industrials) 18,148
3,816 Titan Co. Ltd. (Consumer
Discretionary) 163,682
1,149 Torrent Pharmaceuticals Ltd.
(Health Care) 53,347
2,268 Torrent Power Ltd. (Utilities) 33,908
2,117 Trent Ltd. (Consumer
Discretionary) 94,129
1,156 Tube Investments of India Ltd.
(Consumer Discretionary) 38,226
2,476 TVS Motor Co. Ltd. (Consumer
Discretionary) 87,460
1,233 UltraTech Cement Ltd.
(Materials) 149,024
17,542 Union Bank of India Ltd.
(Financials) 30,999
273 United Breweries Ltd.
(Consumer Staples) 3,793
3,769 United Spirits Ltd. (Consumer
Staples) 50,386
2,050 UNO Minda Ltd. (Consumer
Discretionary) 23,774
7,108 UPL Ltd. (Materials) 48,245
14,450 Varun Beverages Ltd.
(Consumer Staples) 80,312
14,980 Vedanta Aluminium Metal Ltd.
(Materials)*
(c)
19,084
14,980 Vedanta Ltd. (Materials)*
(c)
19,084
14,616 Vedanta Ltd. (Materials) 54,248
30,012 Vishal Mega Mart Ltd.
(Consumer Discretionary)* 38,469
286,525 Vodafone Idea Ltd.
(Communication Services)* 42,195
2,418 Voltas Ltd. (Industrials) 31,706
846 WAAREE Energies Ltd.
(Information Technology) 27,970
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
31,859 Wipro Ltd. (Information
Technology) $ 68,497
201,121 Yes Bank Ltd. (Financials)* 49,010
2,441 Zydus Lifesciences Ltd. (Health
Care) 27,691
16,111,341
Indonesia – 0.7%
17,173 Adaro Andalan Indonesia PT
(Energy) 8,072
80,457 Alamtri Minerals Indonesia Tbk
PT (Materials) 6,889
138,189 Alamtri Resources Indonesia
Tbk PT (Energy) 17,786
137,769 Amman Mineral Internasional
PT (Materials)* 25,441
129,681 Aneka Tambang Tbk (Materials) 21,045
254,526 Astra International Tbk PT
(Industrials) 71,216
455,577 Bank Central Asia Tbk PT
(Financials) 145,316
392,593 Bank Mandiri Persero Tbk PT
(Financials) 89,635
165,816 Bank Negara Indonesia Persero
Tbk PT (Financials) 34,332
510,189 Bank Rakyat Indonesia Persero
Tbk PT (Financials) 84,223
300,276 Barito Pacific Tbk PT
(Materials)* 32,599
59,475 Barito Renewables Energy Tbk
PT (Utilities)* 10,983
984,006 Bumi Resources Minerals Tbk
PT (Materials)* 32,763
1,658,846 Bumi Resources Tbk PT
(Energy)* 15,595
78,603 Chandra Asri Pacific Tbk PT
(Materials) 7,851
133,760 Chandra Daya Investasi Tbk PT
(Utilities) 6,362
134,520 Charoen Pokphand Indonesia
Tbk PT (Consumer Staples) 32,143
424,878 Dian Swastatika Sentosa Tbk
PT (Energy)* 11,698
87,522 Ekamas Mora Republik Tbk PT
(Communication Services)* 33,794
25,326 Elang Mahkota Teknologi Tbk
PT (Communication Services) 872
9,618,191 GoTo Gojek Tokopedia Tbk PT
(Consumer Discretionary)* 26,912
95,667 Impack Pratama Industri Tbk
PT (Materials)* 9,770
83,762 Indofood Sukses Makmur Tbk
PT (Consumer Staples) 32,460
135,503 Indosat Tbk PT
(Communication Services) 16,379
214,951 Merdeka Battery Materials Tbk
PT (Materials)* 5,750
144,169 Merdeka Copper Gold Tbk PT
(Materials)* 20,895

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Indonesia – (continued)
55,800 Merdeka Gold Resources Tbk
PT (Materials)* $ 24,356
146,065 MNC Digital Entertainment Tbk
PT (Communication Services)* 3,351
44,169 Pantai Indah Kapuk Dua Tbk
PT (Real Estate)* 18,229
215,439 Pertamina Geothermal Energy
PT (Utilities)
(a)
10,790
191,674 Petrindo Jaya Kreasi Tbk PT
(Energy)* 6,757
7,845 Petrosea Tbk PT (Materials)* 2,050
348,853 Sumber Alfaria Trijaya Tbk PT
(Consumer Staples) 22,450
438,396 Telkom Indonesia Persero Tbk
PT (Communication Services) 74,334
18,929 Transcoal Pacific Tbk PT
(Industrials) 11,493
20,993 United Tractors Tbk PT
(Energy) 26,931
23,940 Vale Indonesia Tbk PT
(Materials)* 6,337
96,542 XLSMART Telecom Sejahtera
Tbk PT (Communication
Services) 15,289
1,023,148
Kazakhstan – –%
1,389 Solidcore Resources PLC
(Materials)*
(c)
—
Kuwait – 0.6%
12,934 Al Ahli Bank of Kuwait KSCP
(Financials) 11,580
25,965 Boubyan Bank KSCP
(Financials) 54,968
37,888 Burgan Bank SAK (Financials) 24,001
36,733 Gulf Bank KSCP (Financials) 41,553
146,212 Kuwait Finance House KSCP
(Financials) 368,602
10,715 Mabanee Co KPSC (Real
Estate) 34,181
23,993 Mobile Telecommunications
Co. KSCP (Communication
Services) 46,373
93,119 National Bank of Kuwait SAKP
(Financials) 256,122
30,638 Warba Bank KSCP (Financials) 27,529
864,909
Luxembourg – 0.0%
1,454 Reinet Investments SCA
(Financials) 44,005
Mexico – 1.7%
174,193 America Movil SAB de CV,
Series B (Communication
Services) 220,793
5,083 Arca Continental SAB de CV
(Consumer Staples) 65,990
Shares Description Value
a
Common Stocks – (continued)
Mexico – (continued)
163,301 Cemex SAB de CV, Series CPO
(Materials) $ 214,992
5,746 Coca-Cola Femsa SAB de CV
(Consumer Staples) 62,096
4,306 El Puerto de Liverpool SAB de
CV (Consumer Discretionary) 25,385
30,876 Fibra Uno Administracion SA
de CV REIT (Real Estate) 53,416
18,257 Fomento Economico Mexicano
SAB de CV (Consumer Staples) 217,545
1,995 Gruma SAB de CV, Class B
(Consumer Staples)
(b)
33,451
3,025 Grupo Aeroportuario del Centro
Norte SAB de CV (Industrials) 38,032
4,038 Grupo Aeroportuario del
Pacifico SAB de CV, Class B
(Industrials) 95,081
2,008 Grupo Aeroportuario del
Sureste SAB de CV, Class B
(Industrials) 59,516
6,790 Grupo Bimbo SAB de CV,
Series A (Consumer Staples)
(b)
23,372
5,596 Grupo Carso SAB de CV, Series
A1 (Industrials) 44,369
7,240 Grupo Comercial Chedraui SA
de CV (Consumer Staples)
(b)
40,678
31,885 Grupo Financiero Banorte SAB
de CV, Class O (Financials) 332,421
25,475 Grupo Financiero Inbursa SAB
de CV, Class O (Financials) 63,317
33,752 Grupo Mexico SAB de CV,
Series B (Materials) 418,938
1,989 Industrias Penoles SAB de CV
(Materials) 115,654
19,571 Kimberly-Clark de Mexico
SAB de CV, Class A (Consumer
Staples) 43,338
13,150 Prologis Property Mexico SA de
CV REIT (Real Estate) 63,214
2,089 Promotora y Operadora de
Infraestructura SAB de CV
(Industrials) 33,630
48,535 Wal-Mart de Mexico SAB de
CV (Consumer Staples) 146,660
2,411,888
Netherlands – –%
1,289 Nebius Group NV, Class A
(Information Technology)*
(c)
—
Philippines – 0.3%
15,000 Aboitiz Power Corp. (Utilities) 10,471
4,535 Ayala Corp. (Industrials) 32,144
64,836 Ayala Land, Inc. (Real Estate) 15,346
34,038 Bank of the Philippine Islands
(Financials) 51,888
31,160 BDO Unibank, Inc. (Financials) 57,719
8,696 International Container
Terminal Services, Inc.
(Industrials) 106,234

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Philippines – (continued)
44,600 JG Summit Holdings, Inc.
(Industrials) $ 20,201
10,007 Jollibee Foods Corp. (Consumer
Discretionary) 20,616
4,257 Manila Electric Co. (Utilities) 39,427
34,795 Metropolitan Bank & Trust Co.
(Financials) 35,870
1,639 PLDT, Inc. (Communication
Services) 30,573
5,254 SM Investments Corp.
(Industrials) 48,960
469,449
Qatar – 0.4%
35,947 Al Rayan Bank (Financials) 21,473
18,269 Commercial Bank PSQC (The)
(Financials) 21,074
12,150 Dukhan Bank (Financials) 11,566
12,007 Estithmar Holding QPSC
(Industrials)* 14,131
19,809 Industries Qatar QSC
(Industrials) 66,919
5,365 Nebras Energy (Utilities) 21,483
10,532 Ooredoo QPSC
(Communication Services) 38,761
1,791 Qatar Fuel QSC (Energy) 6,896
30,955 Qatar Gas Transport Co. Ltd.
(Energy) 36,898
10,969 Qatar International Islamic
Bank QSC (Financials) 33,139
17,721 Qatar Islamic Bank (Financials) 110,872
48,055 Qatar National Bank QPSC
(Financials) 234,930
618,142
Russia – 0.0%
12,708 Alrosa PJSC (Materials)*
(c)
—
801 Gazprom Neft PJSC (Energy)*
(c)
—
49,291 Gazprom PJSC (Energy)*
(c)
—
26,300 GMK Norilskiy Nickel PAO
(Materials)*
(c)
—
1,413 LUKOIL PJSC (Energy)*
(c)
—
4,560 Mobile TeleSystems PJSC
(Communication Services)*
(c)
—
3,099 Novatek PJSC (Energy)*
(c)
—
5,287 Novolipetsk Steel PJSC
(Materials)*
(c)
—
780 PIK- Spetsializirovannyy
Zastroyshchik PAO (Consumer
Discretionary)*
(c)
—
1,280 Polyus PJSC (Materials)*
(c)
—
5,078 Rosneft Oil Co. PJSC
(Energy)*
(c)
—
44,370 Sberbank of Russia PJSC
(Financials)*
(c)
—
969 Severstal PAO (Materials)*
(c)
—
146,300 Surgutneftegas PJSC
(Energy)*
(c)
—
6,047 Tatneft PJSC (Energy)*
(c)
—
Shares Description Value
a
Common Stocks – (continued)
Russia – (continued)
6,503 United Co RUSAL International
PJSC (Materials)*
(c)
$ —
—
Saudi Arabia – 2.4%
2,437 ACWA Power Co. (Utilities)* 119,947
5,673 Ades Holding Co. (Energy) 29,751
31,596 Al Rajhi Bank (Financials) 560,756
18,444 Alinma Bank (Financials) 117,960
1,210 Almarai Co. JSC (Consumer
Staples) 14,865
11,419 Arab National Bank (Financials) 64,511
512 Arabian Internet & Co.
mmunications Services Co.
(Information Technology)
(b)
29,143
10,459 Bank AlBilad (Financials) 67,950
14,660 Bank Al-Jazira (Financials) 44,535
13,503 Banque Saudi Fransi
(Financials) 68,836
990 Bupa Arabia for Cooperative
Insurance Co. (Financials) 45,297
1,074 Co. for Cooperative Insurance
(The) (Financials)* 39,496
7,730 Dar Al Arkan Real Estate
Development Co. (Real Estate)* 34,565
1,080 Dr Sulaiman Al Habib Medical
Services Group Co. (Health
Care) 62,683
5,453 Electrical Industries Co.
(Industrials) 22,683
292 Elm Co. (Information
Technology) 53,379
4,552 Etihad Etisalat Co.
(Communication Services) 77,148
9,959 Jarir Marketing Co. (Consumer
Discretionary) 41,852
1,107 Makkah Construction &
Development Co. (Real Estate)* 26,476
1,593 Mouwasat Medical Services Co.
(Health Care) 28,081
5,259 Rabigh Refining &
Petrochemical Co. (Energy)* 22,381
22,976 Riyad Bank (Financials) 123,311
633 Riyadh Cables Group Co.
(Industrials) 19,146
2,572 SABIC Agri-Nutrients Co.
(Materials) 95,064
691 SAL Saudi Logistics Services
(Industrials) 31,433
15,212 Saudi Arabian Mining Co.
(Materials)* 251,939
56,919 Saudi Arabian Oil Co.
(Energy)
(a)
423,184
401 Saudi Aramco Base Oil Co.
(Materials) 13,603
11,985 Saudi Awwal Bank (Financials) 108,972
8,385 Saudi Basic Industries Corp.
(Materials) 127,811
10,436 Saudi Energy Co. (Utilities) 46,860

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Saudi Arabia – (continued)
749 Saudi Industrial Investment
Group (Materials) $ 2,854
11,313 Saudi Investment Bank (The)
(Financials) 40,397
31,762 Saudi National Bank (The)
(Financials) 333,482
863 Saudi Tadawul Group Holding
Co. (Financials) 31,621
20,521 Saudi Telecom Co.
(Communication Services) 240,832
3,987 Yanbu National Petrochemical
Co. (Materials) 36,166
3,498,970
South Africa – 2.5%
8,985 Absa Group Ltd. (Financials) 131,565
3,626 Bid Corp. Ltd. (Consumer
Staples) 91,105
3,646 Bidvest Group Ltd.
(Industrials)
(b)
52,617
931 Capitec Bank Holdings Ltd.
(Financials) 256,396
2,618 Clicks Group Ltd. (Consumer
Staples) 37,908
5,812 Discovery Ltd. (Financials) 99,889
2,655 Exxaro Resources Ltd. (Energy) 35,235
54,053 FirstRand Ltd. (Financials) 308,329
9,519 Gold Fields Ltd. (Materials) 377,037
5,929 Harmony Gold Mining Co. Ltd.
(Materials)
(b)
108,405
9,411 Impala Platinum Holdings Ltd.
(Materials) 134,723
2,534 Investec Ltd. (Financials) 21,746
17,779 MTN Group Ltd.
(Communication Services) 238,003
8,149 Naspers Ltd., Class N
(Consumer Discretionary) 428,772
4,576 Nedbank Group Ltd.
(Financials) 73,264
3,587 Northam Platinum Holdings
Ltd. (Materials) 69,899
52,138 Old Mutual Ltd. (Financials) 41,562
9,700 OUTsurance Group Ltd.
(Financials) 42,435
39,281 Pepkor Holdings Ltd.
(Consumer Discretionary)
(a)
52,560
5,480 Remgro Ltd. (Financials) 64,460
18,925 Sanlam Ltd. (Financials) 100,216
6,233 Sasol Ltd. (Materials)* 77,494
5,123 Shoprite Holdings Ltd.
(Consumer Staples) 90,268
30,039 Sibanye Stillwater Ltd.
(Materials) 90,515
14,333 Standard Bank Group Ltd.
(Financials) 278,251
2,828 Valterra Platinum Ltd.
(Materials) 235,738
6,365 Vodacom Group Ltd.
(Communication Services) 59,829
Shares Description Value
a
Common Stocks – (continued)
South Africa – (continued)
6,603 Woolworths Holdings Ltd.
(Consumer Discretionary) $ 20,056
3,618,277
South Korea – 21.7%
374 ABLBio , Inc. (Health Care)* 27,771
406 Alteogen , Inc. (Health Care)* 99,412
335 Amorepacific Corp. (Consumer
Staples) 25,586
267 APR Corp. (Consumer Staples) 70,072
2,830 BNK Financial Group, Inc.
(Financials) 31,586
1,538 Celltrion , Inc. (Health Care)* 196,868
142 CJ Corp. (Industrials) 15,237
566 Coway Co. Ltd. (Consumer
Discretionary) 33,802
352 DB HiTek Co. Ltd. (Information
Technology) 43,328
467 DB Insurance Co. Ltd.
(Financials) 44,345
578 Doosan Bobcat, Inc.
(Industrials) 24,815
72 Doosan Co. Ltd. (Industrials) 94,216
4,639 Doosan Enerbility Co. Ltd.
(Industrials)* 325,069
241 Doosan Robotics, Inc.
(Industrials)* 17,032
437 Ecopro BM Co. Ltd.
(Industrials) 62,926
1,074 Ecopro Co. Ltd. (Industrials)*
(b)
99,062
105 Ecopro Materials Co. Ltd.
(Industrials)* 4,334
533 GS Holdings Corp. (Industrials) 25,642
2,914 Hana Financial Group, Inc.
(Financials) 222,562
285 Hanjin Kal Corp. (Consumer
Discretionary) 20,822
736 Hankook Tire & Technology Co.
Ltd. (Consumer Discretionary) 32,624
71 Hanmi Pharm Co. Ltd. (Health
Care) 23,133
453 Hanmi Semiconductor Co. Ltd.
(Information Technology) 84,768
358 Hanwha Aerospace Co. Ltd.
(Industrials) 278,656
348 Hanwha Corp. (Industrials) 30,874
1,204 Hanwha Ocean Co. Ltd.
(Industrials)* 98,509
1,227 Hanwha Solutions Corp.
(Materials)* 34,074
656 Hanwha Systems Co. Ltd.
(Industrials) 45,707
454 HD Hyundai Co. Ltd. (Energy) 83,600
226 HD Hyundai Electric Co. Ltd.
(Industrials) 157,915
336 HD Hyundai Heavy Industries
Co. Ltd. (Industrials) 155,180
152 HD Hyundai Marine Solution
Co. Ltd. (Industrials) 22,593

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
481 HD Korea Shipbuilding &
Offshore Engineering Co. Ltd.
(Industrials) $ 135,012
1,328 HLB, Inc. (Health Care)* 44,766
2,988 HMM Co. Ltd. (Industrials) 38,783
232 HYBE Co. Ltd.
(Communication Services)* 33,869
58 Hyosung Heavy Industries
Corp. (Industrials) 141,825
70 Hyundai Autoever Corp.
(Information Technology) 43,245
784 Hyundai Engineering &
Construction Co. Ltd.
(Industrials) 76,475
400 Hyundai Glovis Co. Ltd.
(Industrials) 64,366
644 Hyundai Mobis Co. Ltd.
(Consumer Discretionary) 328,196
1,533 Hyundai Motor Co. (Consumer
Discretionary) 735,474
782 Hyundai Rotem Co. Ltd.
(Industrials) 104,042
986 Hyundai Steel Co. (Materials) 26,269
2,839 Industrial Bank of Korea
(Financials) 38,054
2,972 Kakao Corp. (Communication
Services) 82,731
1,581 KakaoBank Corp. (Financials) 23,500
282 Kakaopay Corp. (Financials)* 8,711
3,978 KB Financial Group, Inc.
(Financials) 397,536
43 KCC Corp. (Materials) 15,693
161 KEPCO Engineering &
Construction Co., Inc.
(Industrials) 14,348
2,601 Kia Corp. (Consumer
Discretionary) 292,030
161 KIWOOM Securities Co. Ltd.
(Financials) 39,582
757 Korea Aerospace Industries Ltd.
(Industrials) 84,541
2,776 Korea Electric Power Corp.
(Utilities) 71,657
445 Korea Investment Holdings Co.
Ltd. (Financials) 70,131
83 Korea Zinc Co. Ltd. (Materials) 75,620
1,699 Korean Air Lines Co. Ltd.
(Industrials) 30,214
303 Krafton , Inc. (Communication
Services)* 51,773
710 KT Corp. (Communication
Services) 24,876
1,064 KT&G Corp. (Consumer
Staples) 130,405
244 L&F Co. Ltd. (Industrials)* 27,250
473 LG Chem Ltd. (Materials) 115,190
543 LG CNS Co. Ltd. (Information
Technology) 41,004
944 LG Corp. (Industrials) 91,832
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
2,489 LG Display Co. Ltd.
(Information Technology)* $ 26,575
1,187 LG Electronics, Inc. (Consumer
Discretionary) 230,784
416 LG Energy Solution Ltd.
(Industrials)* 126,429
9 LG H&H Co. Ltd. (Consumer
Staples) 1,478
165 LG Innotek Co. Ltd.
(Information Technology) 159,635
1,132 LG Uplus Corp.
(Communication Services) 12,116
135 LIG Defense&Aerospace Co.
Ltd. (Industrials) 71,755
267 LigaChem Biosciences, Inc.
(Health Care)* 26,771
80 Lotte Chemical Corp.
(Materials) 4,284
182 LS Corp. (Industrials) 53,863
854 LS Electric Co. Ltd.
(Industrials) 136,855
831 Meritz Financial Group, Inc.
(Financials)* 56,742
2,086 Mirae Asset Securities Co. Ltd.
(Financials) 84,990
1,373 NAVER Corp. (Communication
Services) 213,193
109 NC Corp. (Communication
Services) 20,939
12 Netmarble Corp.
(Communication Services)
(a)
338
1,597 NH Investment & Securities Co.
Ltd. (Financials) 32,004
257 Orion Corp. (Consumer Staples) 22,102
236 Peptron , Inc. (Health Care)* 47,137
185 Posco DX Co. Ltd. (Information
Technology) 3,984
330 POSCO Future M Co. Ltd.
(Industrials) 53,759
757 POSCO Holdings, Inc.
(Materials) 212,734
516 Posco International Corp.
(Industrials) 21,845
90 Rainbow Robotics (Industrials)* 41,924
148 Sam Chun Dang Pharm Co. Ltd.
(Health Care) 33,293
124 Samsung Biologics Co. Ltd.
(Health Care)*
(a)
112,151
896 Samsung C&T Corp.
(Industrials) 257,147
288 Samsung Card Co. Ltd.
(Financials) 8,820
1,773 Samsung E&A Co. Ltd.
(Industrials) 62,237
588 Samsung Electro-Mechanics
Co. Ltd. (Information
Technology) 829,911
49,438 Samsung Electronics Co. Ltd.
(Information Technology) 10,399,367

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
68 Samsung Episholdings Co. Ltd.
(Health Care)* $ 21,839
331 Samsung Fire & Marine
Insurance Co. Ltd. (Financials) 124,976
6,961 Samsung Heavy Industries Co.
Ltd. (Industrials)* 129,104
833 Samsung Life Insurance Co.
Ltd. (Financials) 214,745
675 Samsung SDI Co. Ltd.
(Information Technology)* 308,162
389 Samsung SDS Co. Ltd.
(Information Technology) 77,180
672 Samsung Securities Co. Ltd.
(Financials) 53,421
46 Samyang Foods Co. Ltd.
(Consumer Staples) 36,782
4,975 Shinhan Financial Group Co.
Ltd. (Financials) 308,998
229 SK Biopharmaceuticals Co. Ltd.
(Health Care)* 13,631
5,987 SK hynix , Inc. (Information
Technology) 9,268,528
774 SK Innovation Co. Ltd.
(Energy)* 61,221
935 SK Square Co. Ltd.
(Industrials)* 765,000
1,177 SK Telecom Co. Ltd.
(Communication Services) 78,571
387 SK, Inc. (Industrials) 173,598
278 SKC Co. Ltd. (Materials)* 25,697
442 S-Oil Corp. (Energy) 31,500
6,849 Woori Financial Group, Inc.
(Financials) 134,980
600 Yuhan Corp. (Health Care) 33,842
31,258,057
Taiwan – 25.6%
5,778 Accton Technology Corp.
(Information Technology) 448,214
4,928 Advantech Co. Ltd.
(Information Technology) 77,871
854 Alchip Technologies Ltd.
(Information Technology) 120,362
40,428 ASE Technology Holding Co.
Ltd. (Information Technology) 788,543
15,967 Asia Cement Corp. (Materials) 17,330
3,669 Asia Vital Components Co. Ltd.
(Information Technology) 312,138
366 ASPEED Technology, Inc.
(Information Technology) 221,407
7,139 Asustek Computer, Inc.
(Information Technology) 173,430
72,557 AUO Corp. (Information
Technology)* 53,273
1,824 Bizlink Holding, Inc.
(Industrials) 121,404
12,458 Caliway Biopharmaceuticals
Co. Ltd. (Health Care)* 39,968
5,691 Catcher Technology Co. Ltd.
(Information Technology) 36,970
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
98,399 Cathay Financial Holding Co.
Ltd. (Financials) $ 269,199
15,269 Chailease Holding Co. Ltd.
(Financials) 52,399
73,176 Chang Hwa Commercial Bank
Ltd. (Financials) 47,304
9,786 Cheng Shin Rubber Industry
Co. Ltd. (Consumer
Discretionary) 10,122
4,291 Chicony Electronics Co. Ltd.
(Information Technology) 18,561
34,390 China Airlines Ltd. (Industrials) 20,968
95,421 China Steel Corp. (Materials) 58,181
4,043 Chroma ATE, Inc. (Information
Technology) 325,242
40,901 Chunghwa Telecom Co. Ltd.
(Communication Services) 178,878
42,920 Compal Electronics, Inc.
(Information Technology) 50,284
11,709 Compeq Manufacturing Co.
Ltd. (Information Technology) 106,342
169,329 CTBC Financial Holding Co.
Ltd. (Financials) 327,031
20,241 Delta Electronics, Inc.
(Information Technology) 1,579,839
8,535 E Ink Holdings, Inc.
(Information Technology) 59,942
152,264 E.Sun Financial Holding Co.
Ltd. (Financials) 150,439
830 Eclat Textile Co. Ltd.
(Consumer Discretionary) 9,075
3,466 Elite Material Co. Ltd.
(Information Technology) 566,501
733 eMemory Technology, Inc.
(Information Technology) 79,792
30,387 Eva Airways Corp. (Industrials) 34,970
11,908 Evergreen Marine Corp. Taiwan
Ltd. (Industrials) 80,969
33,770 Far Eastern New Century Corp.
(Industrials) 27,652
20,099 Far EasTone
Telecommunications Co. Ltd.
(Communication Services) 60,697
123,810 First Financial Holding Co. Ltd.
(Financials) 108,493
18,687 FIT Hon Teng Ltd. (Information
Technology)*
(a)
21,221
34,403 Formosa Chemicals & Fibre
Corp. (Materials) 54,802
10,025 Formosa Petrochemical Corp.
(Energy) 16,449
38,253 Formosa Plastics Corp.
(Materials) 57,943
1,542 Fortune Electric Co. Ltd.
(Industrials) 43,023
83,032 Fubon Financial Holding Co.
Ltd. (Financials) 291,568
5,478 Gigabyte Technology Co. Ltd.
(Information Technology) 64,703

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
996 Global Unichip Corp.
(Information Technology) $ 148,483
2,491 Globalwafers Co. Ltd.
(Information Technology) 80,713
3,832 Gold Circuit Electronics Ltd.
(Information Technology) 161,474
128,880 Hon Hai Precision Industry Co.
Ltd. (Information Technology) 1,189,010
1,034 Hon Precision, Inc. (Information
Technology) 272,648
2,775 Hotai Motor Co. Ltd.
(Consumer Discretionary) 42,787
94,063 Hua Nan Financial Holdings
Co. Ltd. (Financials) 91,584
85,468 Innolux Corp. (Information
Technology)* 139,148
2,901 International Games System Co.
Ltd. (Communication Services) 69,827
27,068 Inventec Corp. (Information
Technology) 60,659
1,170 Jentech Precision Industrial Co.
Ltd. (Information Technology) 132,405
175,318 KGI Financial Holding Co. Ltd.
(Financials) 125,925
886 King Slide Works Co. Ltd.
(Information Technology) 143,257
11,935 King Yuan Electronics Co. Ltd.
(Information Technology) 125,158
1,089 Largan Precision Co. Ltd.
(Information Technology) 122,195
21,096 Lite-On Technology Corp.
(Information Technology) 157,923
1,062 Lotes Co. Ltd. (Information
Technology) 89,841
15,470 MediaTek, Inc. (Information
Technology) 2,128,480
121,024 Mega Financial Holding Co.
Ltd. (Financials) 154,537
976 MPI Corp. (Information
Technology) 185,694
59,819 Nan Ya Plastics Corp.
(Materials) 187,331
2,572 Nan Ya Printed Circuit Board
Corp. (Information Technology) 69,626
12,212 Nanya Technology Corp.
(Information Technology)* 135,275
2,368 Nien Made Enterprise Co. Ltd.
(Consumer Discretionary) 24,001
5,502 Novatek Microelectronics Corp.
(Information Technology) 83,780
19,272 Pegatron Corp. (Information
Technology) 54,447
3,351 PharmaEssentia Corp. (Health
Care) 99,485
1,996 Phison Electronics Corp.
(Information Technology) 164,074
17,848 Pou Chen Corp. (Consumer
Discretionary) 14,500
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
35,578 Powerchip Semiconductor
Manufacturing Corp.
(Information Technology)* $ 100,741
7,195 Powertech Technology, Inc.
(Information Technology) 87,051
4,341 President Chain Store Corp.
(Consumer Staples) 29,656
27,957 Quanta Computer, Inc.
(Information Technology) 302,547
5,196 Realtek Semiconductor Corp.
(Information Technology) 96,205
28,796 Shanghai Commercial &
Savings Bank Ltd. (The)
(Financials) 36,540
2,090 Shihlin Electric & Engineering
Corp. (Industrials) 14,611
138,981 SinoPac Financial Holdings Co.
Ltd. (Financials) 133,100
14,377 Synnex Technology
International Corp. (Information
Technology) 39,424
25,991 TA Chen Stainless Pipe
(Materials) 34,557
50,610 Taichung Commercial Bank Co.
Ltd. (Financials) 29,808
238,748 Taishin Financial Holding Co.
Ltd. (Financials) 177,963
83,958 Taiwan Business Bank
(Financials) 43,553
91,226 Taiwan Cooperative Financial
Holding Co. Ltd. (Financials) 66,544
677 Taiwan High Speed Rail Corp.
(Industrials) 537
18,988 Taiwan Mobile Co. Ltd.
(Communication Services) 67,586
254,349 Taiwan Semiconductor
Manufacturing Co. Ltd.
(Information Technology) 19,121,543
38,372 TCC Group Holdings Co. Ltd.
(Materials) 29,889
17,442 Teco Electric and Machinery
Co. Ltd. (Industrials) 41,760
5,711 Tripod Technology Corp.
(Information Technology) 94,984
14,164 Unimicron Technology Corp.
(Information Technology) 477,024
47,798 Uni-President Enterprises Corp.
(Consumer Staples) 109,556
125,145 United Microelectronics Corp.
(Information Technology) 577,276
11,960 Vanguard International
Semiconductor Corp.
(Information Technology) 64,142
1,183 VisEra Technologies Co. Ltd.
(Information Technology) 19,864
26,254 Walsin Lihwa Corp.
(Industrials) 32,476
15,705 Wan Hai Lines Ltd. (Industrials) 41,111

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
34,420 Winbond Electronics Corp.
(Information Technology) $ 173,608
31,780 Wistron Corp. (Information
Technology) 160,800
1,072 Wiwynn Corp. (Information
Technology) 186,335
17,918 WPG Holdings Ltd.
(Information Technology) 67,209
8,916 WT Microelectronics Co. Ltd.
(Information Technology) 82,114
17,723 Yageo Corp. (Information
Technology) 417,538
19,977 Yang Ming Marine Transport
Corp. (Industrials) 33,608
111,249 Yuanta Financial Holding Co.
Ltd. (Financials) 211,663
7,790 Zhen Ding Technology Holding
Ltd. (Information Technology) 128,070
36,968,759
Thailand – 1.3%
12,288 Advanced Info Service PCL,
NVDR (Communication
Services) 133,282
46,993 Airports of Thailand PCL,
NVDR (Industrials) 79,778
119,844 Bangkok Dusit Medical
Services PCL, NVDR (Health
Care) 67,020
99,340 Banpu PCL, NVDR (Energy) 17,399
7,600 Bumrungrad Hospital PCL,
NVDR (Health Care) 41,917
35,600 Cal-Comp Electronics Thailand
PCL, NVDR (Information
Technology) 9,626
38,811 Central Pattana PCL, NVDR
(Real Estate) 76,918
54,977 Charoen Pokphand Foods PCL,
NVDR (Consumer Staples) 32,096
23,351 Com7 PCL, NVDR (Consumer
Discretionary) 18,655
65,727 CP ALL PCL, NVDR
(Consumer Staples) 95,425
49,900 Delta Electronics Thailand
PCL, NVDR (Information
Technology) 541,241
4,458 Electricity Generating PCL,
NVDR (Utilities) 15,958
1,851 Global Power Synergy PCL,
NVDR (Utilities) 2,303
48,687 Gulf Development PCL, NVDR
(Utilities) 92,751
29,263 Indorama Ventures PCL, NVDR
(Materials) 20,950
7,694 Kasikornbank PCL, NVDR
(Financials) 47,519
39,875 Krung Thai Bank PCL, NVDR
(Financials) 42,577
Shares Description Value
a
Common Stocks – (continued)
Thailand – (continued)
48,903 Minor International
PCL, NVDR (Consumer
Discretionary) $ 33,809
16,161 PTT Exploration & Production
PCL, NVDR (Energy) 70,265
26,125 PTT Global Chemical PCL,
NVDR (Materials) 26,892
147,662 PTT PCL, NVDR (Energy) 164,472
19,470 Ratch Group PCL, NVDR
(Utilities) 18,396
10,781 SCB X PCL, NVDR
(Financials) 44,555
1,342 SCG Packaging PCL, NVDR
(Materials) 973
8,323 Siam Cement PCL (The),
NVDR (Materials) 58,053
86,600 Thai Airways International PCL,
NVDR (Industrials) 17,828
68,522 Thai Beverage PCL (Consumer
Staples) 24,178
29,056 Thai Life Insurance PCL,
NVDR (Financials) 9,910
12,677 Thai Oil PCL, NVDR (Energy) 18,015
8,771 Thai Union Group PCL, NVDR
(Consumer Staples) 3,019
4,189 Tisco Financial Group PCL,
NVDR (Financials) 14,545
375,750 TMBThanachart Bank PCL,
NVDR (Financials) 26,324
115,763 True Corp. PCL, NVDR
(Communication Services) 49,087
1,915,736
Turkey – 0.8%
19,834 AG Anadolu Grubu Holding AS
(Industrials) 14,522
392 Agesa Hayat ve Emeklilik AS
(Financials) 1,970
7,920 Ahlatci Dogal Gaz Dagitim
Enerji VE Yatirim AS
(Utilities)* 5,681
30,324 Akbank TAS (Financials) 42,289
455 Akcansa Cimento AS
(Materials)* 2,256
3,676 Akfen Yenilenebilir Enerji AS
(Utilities)* 1,714
57,944 Aksa Akrilik Kimya Sanayii AS
(Consumer Discretionary) 13,157
2,373 Aksa Enerji Uretim AS
(Utilities)* 4,137
8,177 Anadolu Anonim Turk Sigorta
Sirketi (Financials) 4,886
22,250 Anadolu Efes Biracilik Ve Malt
Sanayii AS (Consumer Staples) 9,357
12,701 Aselsan Elektronik Sanayi Ve
Ticaret AS (Industrials) 105,238
4,225 Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret AS (Industrials) 28,793

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
974 Avrupakent Gayrimenkul
Yatirim Ortakligi AS REIT
(Real Estate) $ 1,329
901 Aygaz AS (Utilities) 4,665
21,340 Balsu Gida Sanayi Ve Ticaret
AS (Consumer Staples) 6,208
74,230 Baticim Bati Anadolu Cimento
Sanayii AS (Materials)* 9,851
4,570 BatiSoke Soke Cimento Sanayii
TAS (Materials)* 3,830
9,113 BIM Birlesik Magazalar AS
(Consumer Staples) 74,069
43 Borusan Yatirim ve Pazarlama
AS (Financials) 1,813
238,558 Can2 Termik AS (Utilities)* 7,901
38 Celebi Hava Servisi AS
(Industrials) 1,372
4,651 Cimsa Cimento Sanayi VE
Ticaret AS (Materials) 5,133
9,456 Coca-Cola Icecek AS
(Consumer Staples) 16,494
8,622 CVK Maden Isletmeleri Sanayi
VE Ticaret AS (Materials)* 8,875
29,548 DAP Gayrimenkul Gelistirme
AS (Real Estate)* 6,117
942 Destek Finans Faktoring AS
(Financials)* 43,208
24,818 Dogan Sirketler Grubu Holding
AS (Consumer Discretionary) 12,719
16 EGE Endustri VE Ticaret AS
(Consumer Discretionary)* 1,965
1,835 EIS Eczacibasi Ilac ve Sinai ve
Finansal Yatirimlar Sanayi ve
Ticaret AS (Consumer Staples) 3,555
24,113 Emlak Konut Gayrimenkul
Yatirim Ortakligi AS REIT
(Real Estate) 10,036
2,942 Enerjisa Enerji AS (Utilities)
(a)
7,039
28,043 Enerya Enerji AS (Utilities) 5,383
6,319 Enka Insaat ve Sanayi AS
(Industrials) 13,838
39,409 Eregli Demir ve Celik
Fabrikalari TAS (Materials) 33,645
1,733 Ford Otomotiv Sanayi AS
(Consumer Discretionary) 3,178
16,465 GEN Ilac VE Saglik Urunleri
Sanayi VE Ticaret AS (Health
Care) 3,358
377 Gubre Fabrikalari TAS
(Materials)* 4,518
15,669 Haci Omer Sabanci Holding AS
(Financials) 31,412
2,137 Hedef Holdings AS
(Financials)* 6,640
28,064 IC Enterra Yenilenebilir Enerji
AS (Utilities)* 6,250
543 Investco Holding AS
(Financials)* 7,277
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
36,397 Izdemir Enerji Elektrik Uretim
AS (Utilities)* $ 9,279
15,090 Kardemir Karabuk Demir Celik
Sanayi ve Ticaret AS, Class A
(Materials)* 12,449
9,341 Kardemir Karabuk Demir Celik
Sanayi ve Ticaret AS, Class D
(Materials)* 8,089
7,648 Katilimevim Tasarruf
Finansman AS (Financials) 21,032
3,666 Kiler Holding AS (Industrials)* 7,058
7,371 KOC Holding AS (Industrials) 30,373
5,451 Kocaer Celik Sanayi Ve Ticaret
AS (Materials) 1,545
4,452 Kuyumcukent Gayrimenkul
Yatirimlari AS REIT (Real
Estate)* 7,431
2,809 LDR Turizm AS (Industrials) 7,033
1,591 LYDIA HOLDING AS (Real
Estate)* 6,941
8,054 Margun Enerji Uretim Sanayi
VE Ticaret AS (Utilities)* 10,723
19,570 Mavi Giyim Sanayi Ve Ticaret
AS, Class B (Consumer
Discretionary)
(a)
17,578
1,104 Migros Ticaret AS (Consumer
Staples) 15,853
1,274 MLP Saglik Hizmetleri AS
(Health Care)*
(a)
12,576
19,449 Mogan Enerji Yatirim Holding
AS (Utilities)* 5,285
12,226 NET Holding AS (Consumer
Discretionary)* 10,006
1,268 Nuh Cimento Sanayi AS
(Materials) 6,217
5,905 OBA Makarnacilik Sanayi VE
Ticaret AS (Consumer Staples) 1,024
314 Odine Solutions Teknoloji
Ticaret VE Sanayi AS
(Information Technology)* 8,649
2,430 Pasifik Eurasia Lojistik Dis
Ticaret AS (Industrials)* 6,132
208,033 Pasifik Holding AS
(Industrials)* 7,661
739 Pegasus Hava Tasimaciligi AS
(Industrials)* 2,739
46,111 Peker Gayrimenkul Yatirim
Ortakligi AS REIT (Real
Estate)* 13,454
37 Petkim Petrokimya Holding AS
(Materials)* 18
58 Politeknik Metal Sanayi ve
Ticaret AS (Materials)* 6,401
1,384 Ral Yatirim Holding AS
(Industrials)* 7,539
6,660 Reysas Gayrimenkul Yatirim
Ortakligi AS REIT (Real
Estate)* 4,569

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
6,254 Reysas Tasimacilik ve Lojistik
Ticaret AS (Industrials)* $ 3,025
1,689 Ronesans Gayrimenkul Yatirim
AS (Real Estate) 7,074
1,117 Sasa Polyester Sanayi AS
(Materials)* 64
1,472 Selcuk Ecza Deposu Ticaret ve
Sanayi A.S. (Health Care) 3,317
8,333 SUN Tekstil Sanayi Ve Ticaret
AS (Consumer Discretionary) 6,036
598 TAB Gida Sanayi Ve Ticaret AS
(Consumer Discretionary) 3,479
19,915 Tatlipinar Enerji Uretim AS
(Utilities)* 6,206
2,167 TAV Havalimanlari Holding AS
(Industrials)* 11,888
2,290 Tekfen Holding AS (Industrials) 7,026
2,459 Tera Yatirim Menkul Degerler
AS (Financials)* 11,260
440 Tofas Turk Otomobil Fabrikasi
AS (Consumer Discretionary) 2,838
2,248 Torunlar Gayrimenkul Yatirim
Ortakligi AS REIT (Real Estate) 4,401
2,327 TR Anadolu Metal Madencilik
Isletmeleri AS (Materials)* 5,471
12,037 Turk Altin Isletmeleri AS
(Materials)* 11,420
4,735 Turk Hava Yollari AO
(Industrials) 30,618
6,284 Turk Telekomunikasyon AS
(Communication Services)* 8,387
12,817 Turkcell Iletisim Hizmetleri AS
(Communication Services) 28,208
7,755 Turkiye Halk Bankasi AS
(Financials)* 7,114
89,043 Turkiye Is Bankasi AS, Class C
(Financials) 25,495
9,627 Turkiye Petrol Rafinerileri AS
(Energy) 49,549
22,150 Turkiye Sigorta AS (Financials) 6,091
12,817 Turkiye Sinai Kalkinma Bankasi
AS (Financials) 3,094
1,231 Turkiye Sise ve Cam Fabrikalari
AS (Industrials)* 1,228
184 Ufuk Yatirim Yonetim ve
Gayrimenkul AS (Real Estate)* 5,553
1,758 Ulker Biskuvi Sanayi AS
(Consumer Staples) 4,436
36,117 Yapi ve Kredi Bankasi AS
(Financials)* 26,097
1,102,707
United Arab Emirates – 1.8%
34,867 Abu Dhabi Commercial Bank
PJSC (Financials) 130,057
16,858 Abu Dhabi Islamic Bank PJSC
(Financials) 93,909
14,973 Abu Dhabi National Energy Co.
PJSC (Utilities) 9,662
Shares Description Value
a
Common Stocks – (continued)
United Arab Emirates – (continued)
39,506 Abu Dhabi National Oil Co. for
Distribution PJSC (Consumer
Discretionary) $ 42,272
34,008 ADNOC Drilling Co. PJSC
(Energy) 55,185
74,234 Adnoc Gas PLC (Energy) 69,326
42,694 Aldar Properties PJSC (Real
Estate) 90,669
1,878 Alpha Dhabi Holding PJSC
(Industrials) 3,748
35,573 Borouge PLC (Materials) 24,504
108,374 Dubai Electricity & Water
Authority PJSC (Utilities) 77,013
37,863 Dubai Islamic Bank PJSC
(Financials) 76,286
10,907 Emaar Development PJSC (Real
Estate) 42,881
69,184 Emaar Properties PJSC (Real
Estate) 221,895
26,552 Emirates NBD Bank PJSC
(Financials) 199,672
35,605 Emirates Telecommunications
Group Co. PJSC
(Communication Services) 174,882
49,169 First Abu Dhabi Bank PJSC
(Financials) 224,904
8,961 International Holding Co. PJSC
(Industrials)* 949,080
26,069 Modon Holding PSC
(Industrials)* 21,577
39,627 Two Point Zero Group PJSC
(Industrials)* 22,981
2,530,503
United States – 0.2%
195 BeOne Medicines Ltd., Class A
(Health Care)* 7,034
9,997 BeOne Medicines Ltd., Class H
(Health Care)* 225,517
3,827 JBS NV, Class A (Consumer
Staples) 47,723
280,274
TOTAL COMMON STOCKS
(Cost $74,704,854)
139,842,194
Shares Description Rate Value
a
Preferred Stocks – 2.1%
Brazil – 1.0%
6,245 Axia Energia SA
(Utilities)* 0.00% 62,163
2,818 Axia Energia SA
(Utilities) 7.05 31,716
55,863 Banco Bradesco
SA (Financials) 8.51 195,480
19,929 Cia Energetica
de Minas Gerais
(Utilities) 10.44 42,394

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Rate Value
a
Preferred Stocks – (continued)
Brazil – (continued)
13,957 Gerdau SA
(Materials) 2.99% $ 62,829
58,049 Itau Unibanco
Holding SA
(Financials) 8.52 459,508
63,429 Itausa SA
(Financials) 9.50 162,015
46,586 Petroleo
Brasileiro
SA - Petrobras
(Energy) 8.52 386,820
1,402,925
Chile – 0.1%
1,535 Sociedad
Quimica y
Minera de Chile
SA, Class B
(Materials) 1.21 131,432
Colombia – 0.1%
3,083 Grupo Argos SA
(Materials) 5.67 10,434
37,265 Grupo Aval
Acciones y
Valores SA
(Financials) 3.49 8,351
4,859 Grupo Cibest SA
(Financials) 7.28 82,227
1,711 Grupo de
Inversiones
Suramericana SA
(Financials) 3.78 20,081
121,093
Russia – 0.0%
4,252 Sberbank of
Russia PJSC,
1/1/1901
(Financials)*
(c)
0.00 —
31,665 Surgutneftegas
PJSC, 1/1/1901
(Energy)*
(c)
0.00 —
640 Tatneft PJSC,
1/1/1901
(Energy)*
(c)
0.00 —
—
South Korea – 0.9%
28 Doosan Co. Ltd.
(Industrials) 0.77 12,244
180 Hanwha Corp.
(Industrials) 2.42 5,685
370 Hyundai Motor
Co. (Consumer
Discretionary) 3.72 66,782
209 Hyundai Motor
Co. (Consumer
Discretionary) 3.68 38,000
Shares Description Rate Value
a
Preferred Stocks – (continued)
South Korea – (continued)
24 Hyundai Motor
Co. (Consumer
Discretionary) 3.88% $ 4,117
61 Korea Investment
Holdings Co. Ltd.
(Financials) 5.29 6,695
87 LG Chem Ltd.
(Materials) 1.22 9,670
189 LG Electronics,
Inc. (Consumer
Discretionary) 1.88 12,002
1,457 Mirae Asset
Securities Co.
Ltd., 1/1/1901
(Financials) 1.91 15,092
8,580 Samsung
Electronics Co.
Ltd., 1/1/1901
(Information
Technology) 0.83 1,152,920
28 Samsung Fire &
Marine Insurance
Co. Ltd.
(Financials) 5.32 6,800
1,330,007
TOTAL PREFERRED STOCKS
(Cost $1,607,200)
2,985,457
Shares Description Value
Exchange-Traded Fund – 0.5%
United States – 0.5%
23,978 iShares MSCI Malaysia ETF
(Cost $568,898)
685,051
Shares Dividend Rate Value
aa a
Investment Company – 0.9%
(d)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
1,348,021 3.519% 1,348,021
(Cost $1,348,021)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $78,228,973)
144,860,723

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Additional Investment Information
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.7%
(d)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
1,058,878 3.532% $ 1,058,878
(Cost $1,058,878)
TOTAL INVESTMENTS – 101.0%
(Cost $79,287,851)
$ 145,919,601
LIABILITIES IN EXCESS OF OTHER ASSETS
– (1.0)%
(1,461,363)
NET ASSETS – 100.0%
$ 144,458,238
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)
All or a portion of security is on loan.
(c)
Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)
Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
NVDR — Non-Voting Depository Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Information Technology 42.0%
Financials 16.8
Consumer Discretionary 8.4
Industrials 8.2
Communication Services 5.7
Materials 5.4
Energy 3.2
Health Care 2.5
Consumer Staples 2.5
Utilities 2.1
Real Estate 1.1
Investment Company 0.9
Exchange-Traded Fund 0.5
Securities Lending Reinvestment Vehicle 0.7
TOTAL INVESTMENTS
100.0%
FUTURES CONTRACTS
— At May 31, 2026, the Portfolio had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
MSCI Emerging Markets Index 7 06/19/26 $ 611,975 $ 86,411

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – 98.2%
Australia – 7.9%
27,223 AGL Energy Ltd. (Utilities) $ 167,664
22,586 ALS Ltd. (Industrials) 383,352
10,808 Ampol Ltd. (Energy) 260,975
140,860 ANZ Group Holdings Ltd.
(Financials) 3,567,478
58,197 APA Group (Utilities) 422,077
26,171 Aristocrat Leisure Ltd.
(Consumer Discretionary) 943,385
8,698 ASX Ltd. (Financials) 289,317
48,660 Atlas Arteria Ltd. (Industrials) 172,604
83,297 Aurizon Holdings Ltd.
(Industrials) 251,116
233,216 BHP Group Ltd. (Materials) 10,455,554
20,597 BlueScope Steel Ltd.
(Materials) 470,076
63,986 Brambles Ltd. (Industrials) 762,849
15,294 CAR Group Ltd.
(Communication Services) 273,340
21,088 Charter Hall Group REIT (Real
Estate) 309,222
2,973 Cochlear Ltd. (Health Care) 214,977
59,726 Coles Group Ltd. (Consumer
Staples) 933,371
78,077 Commonwealth Bank of
Australia (Financials) 9,270,234
23,872 Computershare Ltd.
(Industrials) 594,115
22,293 CSL Ltd. (Health Care) 1,549,607
48,131 Dexus REIT (Real Estate) 194,276
8,909 EBOS Group Ltd. (Health Care) 104,116
66,721 Endeavour Group Ltd.
(Consumer Staples) 138,257
89,760 Evolution Mining Ltd.
(Materials) 784,030
72,420 Fortescue Ltd. (Materials) 1,162,490
440,459 Glencore PLC (Materials)* 3,371,127
91,630 Goodman Group REIT (Real
Estate) 2,087,934
86,825 GPT Group (The) REIT (Real
Estate) 302,982
110,592 Insurance Australia Group Ltd.
(Financials) 609,514
14,561 IREN Ltd. (Information
Technology)* 925,206
4,965 JB Hi-Fi Ltd. (Consumer
Discretionary) 266,102
100,968 Lottery Corp. Ltd. (The)
(Consumer Discretionary) 393,744
41,970 Lynas Rare Earths Ltd.
(Materials)* 579,489
16,714 Macquarie Group Ltd.
(Financials) 2,868,737
124,899 Medibank Pvt Ltd. (Financials) 431,351
7,820 Mineral Resources Ltd.
(Materials)* 413,378
178,504 Mirvac Group REIT (Real
Estate) 217,053
142,821 National Australia Bank Ltd.
(Financials) 3,836,022
Shares Description Value
a
Common Stocks – (continued)
Australia – (continued)
35,371 NEXTDC Ltd. (Information
Technology)* $ 387,850
63,030 Northern Star Resources Ltd.
(Materials) 853,035
22,105 Orica Ltd. (Materials) 364,055
77,501 Origin Energy Ltd. (Utilities) 606,133
137,304 PLS Group Ltd. (Materials)* 638,185
2,213 Pro Medicus Ltd. (Health Care) 210,592
68,907 Qantas Airways Ltd.
(Industrials) 468,022
68,712 QBE Insurance Group Ltd.
(Financials) 1,119,283
8,216 Ramsay Health Care Ltd.
(Health Care) 219,254
2,283 REA Group Ltd.
(Communication Services) 244,750
13,373 Reece Ltd. (Industrials) 132,782
17,000 Rio Tinto Ltd. (Materials) 2,270,534
50,138 Rio Tinto PLC (Materials) 5,385,060
149,567 Santos Ltd. (Energy) 840,461
235,274 Scentre Group REIT (Real
Estate) 648,341
15,531 SEEK Ltd. (Communication
Services) 138,676
9,142 SGH Ltd. (Industrials) 271,000
205,397 Sigma Healthcare Ltd. (Health
Care) 434,483
21,374 Sonic Healthcare Ltd. (Health
Care) 300,190
205,010 South32 Ltd. (Materials) 709,498
108,221 Stockland REIT (Real Estate) 319,247
49,560 Suncorp Group Ltd. (Financials) 619,744
13,316 Technology One Ltd.
(Information Technology) 285,893
519,909 Telstra Group Ltd.
(Communication Services) 1,948,929
17,767 TPG Telecom Ltd.
(Communication Services) 49,855
143,667 Transurban Group (Industrials) 1,548,459
174,136 Vicinity Ltd. REIT (Real Estate) 316,986
16,000 Washington H Soul Pattinson &
Co. Ltd. (Financials) 500,772
52,600 Wesfarmers Ltd. (Consumer
Discretionary) 3,019,710
159,308 Westpac Banking Corp.
(Financials) 4,126,398
37,754 Whitehaven Coal Ltd. (Energy) 237,685
8,299 WiseTech Global Ltd.
(Information Technology) 215,021
87,041 Woodside Energy Group Ltd.
(Energy) 1,920,114
55,696 Woolworths Group Ltd.
(Consumer Staples) 1,411,782
22,027 Worley Ltd. (Industrials) 205,079
82,944,979
Austria – 0.4%
3,232 ANDRITZ AG (Industrials) 294,561
3,545 BAWAG Group AG
(Financials)
(a)
637,487

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Austria – (continued)
13,910 Erste Group Bank AG
(Financials) $ 1,671,926
1,614 EVN AG (Utilities) 53,208
6,420 OMV AG (Energy) 461,871
5,779 Raiffeisen Bank International
AG (Financials) 333,279
689 Strabag SE (Industrials) 76,463
3,052 Verbund AG (Utilities) 204,966
1,605 Vienna Insurance Group AG
Wiener Versicherung Gruppe
(Financials) 118,184
5,073 voestalpine AG (Materials) 286,525
4,835 Wienerberger AG (Materials) 136,541
4,275,011
Belgium – 1.0%
998 Ackermans & van Haaren NV
(Industrials) 316,543
3,904 Aedifica SA REIT (Real Estate) 322,549
8,252 Ageas SA/NV (Financials) 641,337
44,186 Anheuser-Busch InBev SA/NV
(Consumer Staples) 3,557,840
948 D’ieteren Group (Consumer
Discretionary) 189,615
1,999 Elia Group SA/NV (Utilities) 310,954
870 Financiere de Tubize SA (Health
Care) 228,228
3,444 Groupe Bruxelles Lambert NV
(Financials) 325,135
11,511 KBC Group NV (Financials) 1,530,664
17 Lotus Bakeries NV (Consumer
Staples)
(b)
218,220
679 Sofina SA (Financials) 176,696
3,298 Syensqo SA (Materials) 258,626
5,556 UCB SA (Health Care) 1,631,917
7,990 Warehouses De Pauw CVA
REIT (Real Estate) 207,364
9,915,688
Brazil – 0.0%
6,976 Yara International ASA
(Materials) 379,800
Chile – 0.1%
15,940 Antofagasta PLC (Materials) 880,510
China – 0.6%
228,434 Alibaba Health Information
Technology Ltd. (Consumer
Staples)*
(b)
105,802
76,781 Budweiser Brewing Co. APAC
Ltd. (Consumer Staples)
(a)
68,479
34,080 BYD Electronic International
Co. Ltd. (Information
Technology) 126,886
122,327 China Gas Holdings Ltd.
(Utilities) 108,164
134,899 China Mengniu Dairy Co. Ltd.
(Consumer Staples) 291,919
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
79,225 Chow Tai Fook Jewellery Group
Ltd. (Consumer Discretionary) $ 111,093
378,615 CSPC Pharmaceutical Group
Ltd. (Health Care) 362,316
94,623 Fosun International Ltd.
(Industrials) 46,965
299,210 Geely Automobile Holdings
Ltd. (Consumer Discretionary) 718,495
57,197 Prosus NV (Consumer
Discretionary)* 2,604,433
38,613 Qingdao Port International Co.
Ltd., Class H (Industrials)
(a)
35,374
444,757 Sino Biopharmaceutical Ltd.
(Health Care) 283,173
61,455 SITC International Holdings
Co. Ltd. (Industrials) 271,464
43,370 Wharf Holdings Ltd. (The)
(Real Estate) 122,738
80,653 Wilmar International Ltd.
(Consumer Staples) 227,031
71,621 Xinyi Glass Holdings Ltd.
(Industrials)
(b)
90,470
120,313 Yangzijiang Shipbuilding
Holdings Ltd. (Industrials) 343,388
5,918,190
Denmark – 1.5%
2,194 Ascendis Pharma A/S (Health
Care)* 491,697
4,223 Carlsberg AS, Class B
(Consumer Staples) 568,008
5,915 Coloplast A/S, Class B (Health
Care) 365,560
29,712 Danske Bank A/S (Financials) 1,565,328
8,713 DSV A/S (Industrials) 2,189,712
2,849 Genmab A/S (Health Care)* 758,037
147,301 Novo Nordisk A/S, Class B
(Health Care) 6,737,946
16,700 Novonesis Novozymes B, Class
B (Materials) 971,340
21,388 Orsted AS (Utilities)*
(a)
548,201
15,498 Tryg A/S (Financials) 364,926
46,187 Vestas Wind Systems A/S
(Industrials) 1,298,498
15,859,253
Faroe Islands – 0.0%
2,254 Bakkafrost P/F (Consumer
Staples) 111,880
Finland – 1.2%
6,367 Elisa OYJ (Communication
Services) 305,521
19,542 Fortum OYJ (Utilities) 457,231
12,213 Kesko OYJ, Class B (Consumer
Staples) 296,156
15,295 Kone OYJ, Class B (Industrials) 914,915
29,421 Metso Oyj (Industrials) 562,372
19,462 Neste OYJ (Energy) 639,548

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Finland – (continued)
237,414 Nokia OYJ (Information
Technology) $ 3,460,361
143,967 Nordea Bank Abp (Financials) 2,767,000
4,817 Orion OYJ, Class B (Health
Care) 402,478
113,784 Sampo OYJ, Class A
(Financials) 1,203,521
25,873 Stora Enso OYJ, Class R
(Materials) 303,284
24,331 UPM-Kymmene OYJ
(Materials)
(b)
710,963
22,010 Wartsila OYJ Abp (Industrials) 896,392
12,919,742
France – 7.2%
26,379 Air Liquide SA (Materials) 5,481,837
27,458 Airbus SE (Industrials) 5,757,973
77,931 AXA SA (Financials) 3,613,112
46,348 BNP Paribas SA (Financials) 5,027,279
31,777 Bollore SE (Energy) 201,727
8,838 Bouygues SA (Industrials) 520,420
7,260 Capgemini SE (Information
Technology)* 863,727
20,913 Cie de Saint-Gobain SA
(Industrials) 1,909,892
29,398 Cie Generale des Etablissements
Michelin SCA (Consumer
Discretionary) 1,080,983
45,215 Credit Agricole SA (Financials) 875,877
29,254 Danone SA (Consumer Staples) 2,080,369
31,148 Dassault Systemes (Information
Technology)
(b)
683,528
80,359 Engie SA (Utilities) 2,482,225
13,700 EssilorLuxottica SA (Health
Care) 2,800,163
1,494 Hermes International SCA
(Consumer Discretionary) 2,824,348
3,246 Kering (Consumer
Discretionary) 967,246
11,575 Legrand SA (Industrials) 1,994,376
10,439 L'Oreal SA (Consumer Staples) 4,660,148
12,051 LVMH Moet Hennessy
Louis Vuitton SE (Consumer
Discretionary) 6,652,467
86,291 Orange SA (Communication
Services) 1,806,007
8,902 Pernod Ricard SA (Consumer
Staples) 658,820
10,500 Publicis Groupe SA
(Communication Services) 1,026,065
16,232 Safran SA (Industrials) 5,790,554
1,271 Sartorius Stedim Biotech
(Health Care) 264,157
29,614 Societe Generale SA
(Financials) 2,475,396
3,989 Thales SA (Industrials) 1,114,865
93,825 TotalEnergies SE (Energy) 8,231,396
22,134 Vinci SA (Industrials) 3,229,953
75,074,910
Shares Description Value
a
Common Stocks – (continued)
Germany – 8.1%
7,668 adidas AG (Consumer
Discretionary) $ 1,490,767
17,799 Allianz SE (Financials) 7,926,046
41,760 BASF SE (Materials) 2,476,554
45,100 Bayer AG (Health Care) 1,922,555
12,720 Bayerische Motoren Werke AG
(Consumer Discretionary) 1,109,709
4,425 Beiersdorf AG (Consumer
Staples)
(b)
357,229
4,939 BioNTech SE ADR (Health
Care)* 472,325
32,016 Commerzbank AG
(Financials)
(b)
1,384,603
4,906 Continental AG (Consumer
Discretionary) 408,540
22,872 Daimler Truck Holding AG
(Industrials) 1,125,005
81,684 Deutsche Bank AG (Financials) 2,655,649
8,438 Deutsche Boerse AG
(Financials) 2,438,051
42,096 Deutsche Post AG (Industrials) 2,515,147
164,722 Deutsche Telekom AG
(Communication Services) 5,547,541
101,597 E.ON SE (Utilities) 2,157,769
9,704 Fresenius Medical Care AG
(Health Care) 421,143
18,952 Fresenius SE & Co. KGaA
(Health Care) 802,149
2,769 Hannover Rueck SE
(Financials) 750,951
286 Hapag-Lloyd AG (Industrials)
(a)
37,046
5,832 Heidelberg Materials AG
(Materials) 1,298,520
4,370 Henkel AG & Co. KGaA
(Consumer Staples) 317,704
766 HOCHTIEF AG (Industrials) 434,964
60,931 Infineon Technologies AG
(Information Technology) 5,767,204
3,001 Knorr-Bremse AG (Industrials) 363,159
31,805 Mercedes-Benz Group AG
(Consumer Discretionary) 1,937,025
5,956 Merck KGaA (Health Care) 909,455
2,440 MTU Aero Engines AG
(Industrials) 892,078
6,110 Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
(Financials) 3,224,931
2,170 Rheinmetall AG (Industrials) 3,275,256
30,982 RWE AG (Utilities) 1,972,588
47,887 SAP SE (Information
Technology) 8,676,206
33,594 Siemens AG (Industrials) 10,576,849
34,680 Siemens Energy AG
(Industrials) 6,606,300
17,002 Siemens Healthineers AG
(Health Care)
(a)
692,830
2,749 Talanx AG (Financials) 330,419

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Germany – (continued)
1,284 Volkswagen AG (Consumer
Discretionary)* $ 140,622
32,790 Vonovia SE (Real Estate) 820,004
84,234,893
Hong Kong – 1.7%
491,075 AIA Group Ltd. (Financials) 5,153,612
55,533 Cathay Pacific Airways Ltd.
(Industrials) 94,239
86,065 CK Asset Holdings Ltd. (Real
Estate) 519,856
27,546 CK Infrastructure Holdings Ltd.
(Utilities) 208,597
83,853 CLP Holdings Ltd. (Utilities) 818,480
2,654 Futu Holdings Ltd. ADR
(Financials) 276,202
78,925 Hang Lung Properties Ltd.
(Real Estate) 80,965
59,714 Henderson Land Development
Co. Ltd. (Real Estate) 235,888
102,626 HK Electric Investments &
HK Electric Investments Ltd.
(Utilities) 84,459
163,794 HKT Trust & HKT Ltd.
(Communication Services) 252,878
502,430 Hong Kong & China Gas Co.
Ltd. (Utilities) 459,645
55,799 Hong Kong Exchanges &
Clearing Ltd. (Financials) 2,846,408
46,859 Hongkong Land Holdings Ltd.
(Real Estate) 357,066
37,500 Kingboard Laminates Holdings
Ltd. (Information Technology) 261,247
120,108 Link REIT (Real Estate) 618,823
71,009 MTR Corp. Ltd. (Industrials) 285,761
61,867 Power Assets Holdings Ltd.
(Utilities) 474,418
119,148 Prudential PLC (Financials) 1,720,890
1,400 Regencell Bioscience Holdings
Ltd. (Health Care)*
(b)
33,460
167,787 Sino Land Co. Ltd. (Real
Estate) 252,834
61,476 Sun Hung Kai Properties Ltd.
(Real Estate) 1,033,045
18,579 Swire Pacific Ltd., Class A
(Industrials) 193,437
30,000 Swire Pacific Ltd., Class B
(Industrials) 49,915
47,720 Swire Properties Ltd. (Real
Estate) 135,414
62,793 Techtronic Industries Co. Ltd.
(Industrials) 931,792
344,417 WH Group Ltd. (Consumer
Staples)
(a)
397,705
70,220 Wharf Real Estate Investment
Co. Ltd. (Real Estate) 215,389
18,730 Zijin Gold International Co.
Ltd. (Materials)* 309,960
18,302,385
Shares Description Value
a
Common Stocks – (continued)
Indonesia – 0.1%
9,275 Jardine Matheson Holdings Ltd.
(Industrials) $ 615,675
Ireland – 0.4%
94,838 AIB Group PLC (Financials) 1,117,780
43,829 Bank of Ireland Group PLC
(Financials) 891,736
6,757 Kerry Group PLC, Class A
(Consumer Staples) 579,160
6,953 Kingspan Group PLC
(Industrials) 637,745
3,226,421
Israel – 1.7%
2,617 Airport City Ltd. (Real Estate)* 50,465
9,795 Amot Investments Ltd. (Real
Estate) 66,175
1,929 Azrieli Group Ltd. (Real Estate) 322,228
60,039 Bank Hapoalim BM
(Financials) 1,552,668
69,163 Bank Leumi Le-Israel BM
(Financials) 1,764,200
126,426 Bezeq The Israeli
Telecommunication Corp. Ltd.
(Communication Services) 361,224
743 Big Shopping Centers Ltd.
(Real Estate) 203,464
1,272 Camtek Ltd. (Information
Technology)* 225,502
5,386 Cellebrite DI Ltd. (Information
Technology)* 79,336
3,911 Check Point Software
Technologies Ltd. (Information
Technology)* 528,181
2,956 Clal Insurance Enterprises
Holdings Ltd. (Financials) 298,716
421 Delek Group Ltd. (Energy) 130,154
5,258 Doral Group Renewable Energy
Resources Ltd. (Utilities)* 194,869
1,233 Elbit Systems Ltd. (Industrials) 1,114,052
11,765 Energix-Renewable Energies
Ltd. (Utilities) 121,576
5,968 Enlight Renewable Energy Ltd.
(Utilities)* 646,731
2,358 Etoro Group Ltd., Class A
(Financials)* 98,989
299 Fattal Holdings 1998 Ltd.
(Consumer Discretionary)* 91,083
794 FIBI Holdings Ltd. (Financials) 87,912
2,349 First International Bank Of
Israel Ltd. (The) (Financials) 200,927
4,472 Global-e Online Ltd. (Consumer
Discretionary)* 137,022
4,996 Harel Insurance Investments
& Financial Services Ltd.
(Financials) 318,994
31,628 ICL Group Ltd. (Materials) 209,842
167 Israel Corp. Ltd. (Materials) 55,417
56,126 Israel Discount Bank Ltd., Class
A (Financials) 626,837

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Israel – (continued)
1,090 Mega Or Holdings Ltd. (Real
Estate) $ 265,360
1,131 Melisron Ltd. (Real Estate) 179,325
819 Menora Mivtachim Holdings
Ltd. (Financials) 152,818
21,780 Migdal Insurance & Financial
Holdings Ltd. (Financials)* 148,466
26,575 Mivne Real Estate KD Ltd.
(Real Estate) 136,788
6,828 Mizrahi Tefahot Bank Ltd.
(Financials) 527,788
3,260 Next Vision Stabilized Systems
Ltd. (Information Technology) 348,856
2,872 Nice Ltd. (Information
Technology)* 256,215
1,352 Nova Ltd. (Information
Technology)* 710,373
7,819 OPC Energy Ltd. (Utilities)*
(b)
345,286
423 Paz Retail And Energy Ltd.
(Energy) 125,507
10,541 Phoenix Financial Ltd.
(Financials) 704,626
3,563 Plus500 Ltd. (Financials) 212,858
6,439 Shapir Engineering and Industry
Ltd. (Industrials)* 105,056
16,343 Shikun & Binui Ltd.
(Industrials)* 126,561
12,206 Shufersal Ltd. (Consumer
Staples) 212,341
2,279 Strauss Group Ltd. (Consumer
Staples) 98,527
3,155 Tel Aviv Stock Exchange Ltd.
(Financials) 190,755
54,271 Teva Pharmaceutical Industries
Ltd. (Health Care)* 1,904,891
5,201 Tower Semiconductor Ltd.
(Information Technology)* 1,494,746
2,487 Wix.com Ltd. (Information
Technology)* 139,421
17,873,128
Italy – 3.1%
70,549 A2A SpA (Utilities) 185,154
9,198 Banca Mediolanum SpA
(Financials) 212,633
84,694 Banca Monte dei Paschi di
Siena SpA (Financials)
(b)
912,038
50,794 Banco BPM SpA (Financials) 799,311
65,223 BPER Banca SpA (Financials) 884,270
26,267 Davide Campari-Milano NV
(Consumer Staples) 171,714
359,283 Enel SpA (Utilities) 4,035,432
83,729 Eni SpA (Energy) 2,201,353
5,621 Ferrari NV (Consumer
Discretionary) 1,936,344
27,675 FinecoBank Banca Fineco SpA
(Financials) 676,911
41,102 Generali (Financials)
(b)
1,856,687
Shares Description Value
a
Common Stocks – (continued)
Italy – (continued)
15,908 Infrastrutture Wireless
Italiane SpA (Communication
Services)
(a)(b)
$ 124,007
665,844 Intesa Sanpaolo SpA
(Financials) 4,512,082
18,526 Leonardo SpA (Industrials) 1,176,502
9,864 Moncler SpA (Consumer
Discretionary) 642,994
20,671 Poste Italiane SpA (Financials) 611,735
23,244 PRADA SpA (Consumer
Discretionary) 108,785
12,928 Prysmian SpA (Industrials) 2,232,779
5,004 Recordati Industria Chimica
e Farmaceutica SpA (Health
Care) 300,730
22,469 Ryanair Holdings PLC ADR
(Industrials) 1,365,666
92,890 Snam SpA (Utilities) 679,222
762,125 Telecom Italia SpA
(Communication Services)*
(b)
648,167
63,667 Terna - Rete Elettrica Nazionale
(Utilities) 731,967
64,962 UniCredit SpA (Financials) 5,627,947
14,940 Unipol Assicurazioni SpA
(Financials) 370,303
33,004,733
Japan – 25.5%
4,146 ABC-Mart, Inc. (Consumer
Discretionary) 68,549
17,227 Acom Co. Ltd. (Financials) 50,591
33,993 Advantest Corp. (Information
Technology) 5,588,271
109,507 Aeon Co. Ltd. (Consumer
Staples) 957,215
9,249 AGC, Inc. (Industrials) 403,100
9,170 Air Water, Inc. (Materials) 149,713
23,089 Aisin Corp. (Consumer
Discretionary) 350,055
39,730 Ajinomoto Co., Inc. (Consumer
Staples) 1,285,815
8,501 Alfresa Holdings Corp. (Health
Care) 119,353
16,052 ALSOK Co. Ltd. (Industrials) 113,541
13,940 Amada Co. Ltd. (Industrials) 263,931
20,258 ANA Holdings, Inc.
(Industrials)
(b)
380,307
68,321 Asahi Group Holdings Ltd.
(Consumer Staples) 653,854
9,681 Asahi Intecc Co. Ltd. (Health
Care) 229,026
57,117 Asahi Kasei Corp. (Materials) 641,171
29,038 Asics Corp. (Consumer
Discretionary) 883,416
82,298 Astellas Pharma, Inc. (Health
Care) 1,180,265
21,179 Azbil Corp. (Information
Technology) 221,183
26,299 Bandai Namco Holdings, Inc.
(Consumer Discretionary) 601,512

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
5,864 BayCurrent, Inc. (Industrials) $ 206,874
50,485 Bridgestone Corp. (Consumer
Discretionary) 1,091,902
11,394 Brother Industries Ltd.
(Information Technology) 268,620
41,352 Canon, Inc. (Information
Technology) 1,098,287
15,171 Capcom Co. Ltd.
(Communication Services) 287,428
39,892 Central Japan Railway Co.
(Industrials) 871,815
29,011 Chiba Bank Ltd. (The)
(Financials) 423,893
29,994 Chubu Electric Power Co., Inc.
(Utilities) 551,118
29,469 Chugai Pharmaceutical Co. Ltd.
(Health Care) 1,460,955
6,367 Coca-Cola Bottlers Japan
Holdings, Inc. (Consumer
Staples) 141,467
1,695 Cosmos Pharmaceutical Corp.
(Consumer Staples) 64,014
18,751 CyberAgent, Inc.
(Communication Services) 152,361
19,715 Dai Nippon Printing Co. Ltd.
(Industrials) 343,115
15,505 Daifuku Co. Ltd. (Industrials) 712,087
161,412 Daiichi Life Group, Inc.
(Financials) 1,658,836
78,986 Daiichi Sankyo Co. Ltd. (Health
Care) 1,339,919
12,534 Daikin Industries Ltd.
(Industrials) 1,833,370
13,599 Daito Trust Construction Co.
Ltd. (Real Estate) 270,972
26,548 Daiwa House Industry Co. Ltd.
(Real Estate) 722,778
210 Daiwa House REIT Investment
Corp. REIT (Real Estate) 159,093
60,553 Daiwa Securities Group, Inc.
(Financials) 570,763
75,950 Denso Corp. (Consumer
Discretionary) 910,312
9,023 Dentsu Group, Inc.
(Communication Services)* 170,382
4,125 Disco Corp. (Information
Technology) 1,686,640
48,350 East Japan Railway Co.
(Industrials) 1,036,310
20,957 Ebara Corp. (Industrials) 748,154
11,902 Eisai Co. Ltd. (Health Care) 297,868
7,625 Electric Power Development Co.
Ltd. (Utilities) 192,409
121,866 ENEOS Holdings, Inc. (Energy) 999,410
42,242 FANUC Corp. (Industrials) 2,094,188
8,231 Fast Retailing Co. Ltd.
(Consumer Discretionary) 4,256,915
4,924 Food & Life Cos. Ltd.
(Consumer Discretionary) 336,381
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
6,173 Fuji Electric Co. Ltd.
(Industrials) $ 598,726
3,493 Fuji Media Holdings, Inc.
(Communication Services)
(b)
82,810
53,819 FUJIFILM Holdings Corp.
(Information Technology) 1,123,103
66,710 Fujikura Ltd. (Industrials) 1,999,330
79,608 Fujitsu Ltd. (Information
Technology) 1,684,275
8,304 Fukuoka Financial Group, Inc.
(Financials) 341,988
3,100 Furukawa Electric Co. Ltd.
(Industrials) 1,013,795
224 GLP J REIT (Real Estate) 188,132
1,995 GMO Payment Gateway, Inc.
(Financials) 109,769
18,700 Hachijuni Nagano Bank Ltd.
(Financials) 272,941
12,652 Hamamatsu Photonics KK
(Information Technology) 227,544
10,702 Hankyu Hanshin Holdings, Inc.
(Industrials) 314,828
11,540 Haseko Corp. (Consumer
Discretionary) 196,635
663 Hikari Tsushin, Inc. (Industrials) 152,225
1,334 Hirose Electric Co. Ltd.
(Information Technology) 236,523
4,682 Hitachi Construction Machinery
Co. Ltd. (Industrials) 152,910
201,763 Hitachi Ltd. (Industrials) 6,547,570
175,924 Honda Motor Co. Ltd.
(Consumer Discretionary) 1,605,186
4,912 Hoshizaki Corp. (Industrials) 162,551
15,427 Hoya Corp. (Health Care) 2,624,305
25,849 Hulic Co. Ltd. (Real Estate) 275,881
11,278 Ibiden Co. Ltd. (Information
Technology) 1,629,462
36,681 Idemitsu Kosan Co. Ltd.
(Energy) 322,246
46,447 IHI Corp. (Industrials) 807,184
7,255 Iida Group Holdings Co. Ltd.
(Consumer Discretionary) 97,165
38,908 Inpex Corp. (Energy) 880,862
15,364 Isetan Mitsukoshi Holdings Ltd.
(Consumer Discretionary) 327,760
26,453 Isuzu Motors Ltd. (Consumer
Discretionary) 390,256
287,256 ITOCHU Corp. (Industrials) 3,492,581
11,305 J Front Retailing Co. Ltd.
(Consumer Discretionary) 153,962
19,482 Japan Airlines Co. Ltd.
(Industrials) 335,266
47,942 Japan Exchange Group, Inc.
(Financials) 587,567
312 Japan Metropolitan Fund Invest
REIT (Real Estate) 220,491
63,321 Japan Post Bank Co. Ltd.
(Financials) 1,220,756

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
79,851 Japan Post Holdings Co. Ltd.
(Financials) $ 1,037,326
24,857 Japan Post Insurance Co. Ltd.
(Financials) 223,212
322 Japan Real Estate Investment
Corp. REIT (Real Estate) 231,199
50,868 Japan Tobacco, Inc. (Consumer
Staples) 1,970,620
27,151 JFE Holdings, Inc. (Materials)
(b)
290,033
24,485 JX Advanced Metals Corp.
(Materials) 604,319
20,053 Kajima Corp. (Industrials) 744,099
4,674 Kandenko Co. Ltd. (Industrials) 191,963
41,327 Kansai Electric Power Co., Inc.
(The) (Utilities)
(b)
606,315
20,851 Kao Corp. (Consumer Staples) 800,954
35,473 Kawasaki Heavy Industries Ltd.
(Industrials) 699,031
16,701 Kawasaki Kisen Kaisha Ltd.
(Industrials)
(b)
264,379
140,133 KDDI Corp. (Communication
Services) 2,410,668
24,864 Keio Corp. (Industrials) 115,253
21,491 Keisei Electric Railway Co. Ltd.
(Industrials) 147,287
4,670 Kewpie Corp. (Consumer
Staples) 118,136
8,640 Keyence Corp. (Information
Technology) 4,347,951
34,879 Kikkoman Corp. (Consumer
Staples) 305,210
5,033 Kinden Corp. (Industrials) 226,973
8,578 Kintetsu Group Holdings Co.
Ltd. (Industrials) 193,287
7,857 Kioxia Holdings Corp.
(Information Technology)* 3,250,100
37,004 Kirin Holdings Co. Ltd.
(Consumer Staples) 631,920
6,416 Kobe Bussan Co. Ltd.
(Consumer Staples) 109,264
5,114 Koei Tecmo Holdings Co. Ltd.
(Communication Services) 47,577
9,406 Koito Manufacturing Co. Ltd.
(Consumer Discretionary) 165,265
9,209 Kokusai Electric Corp.
(Information Technology) 474,999
40,175 Komatsu Ltd. (Industrials) 1,659,847
4,346 Konami Group Corp.
(Communication Services) 516,802
43,281 Kubota Corp. (Industrials) 772,691
14,728 Kuraray Co. Ltd. (Materials) 151,776
5,095 Kurita Water Industries Ltd.
(Industrials) 280,147
61,316 Kyocera Corp. (Information
Technology) 1,341,564
13,495 Kyoto Financial Group, Inc.
(Financials) 374,611
11,282 Kyowa Kirin Co. Ltd. (Health
Care) 177,533
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
20,945 Kyushu Electric Power Co., Inc.
(Utilities) $ 215,647
6,380 Kyushu Railway Co.
(Industrials) 141,154
3,646 Lasertec Corp. (Information
Technology) 919,115
12,616 Lixil Corp. (Industrials) 133,657
118,584 LY Corp. (Communication
Services) 310,856
18,540 M3, Inc. (Health Care) 165,846
11,058 Makita Corp. (Industrials) 384,415
67,219 Marubeni Corp. (Industrials) 2,194,044
8,067 Marui Group Co. Ltd.
(Financials) 138,242
16,120 MatsukiyoCocokara & Co.
(Consumer Staples) 229,917
26,098 Mazda Motor Corp. (Consumer
Discretionary) 188,288
3,864 McDonald's Holdings Co. Japan
Ltd. (Consumer Discretionary) 189,086
42,748 Mebuki Financial Group, Inc.
(Financials) 357,017
8,330 Medipal Holdings Corp. (Health
Care) 143,743
11,275 MEIJI Holdings Co. Ltd.
(Consumer Staples) 266,877
15,449 MINEBEA MITSUMI, Inc.
(Industrials) 442,731
12,901 MISUMI Group, Inc.
(Industrials) 305,770
59,586 Mitsubishi Chemical Group
Corp. (Materials) 429,331
157,228 Mitsubishi Corp. (Industrials) 5,002,574
90,251 Mitsubishi Electric Corp.
(Industrials) 3,717,985
52,607 Mitsubishi Estate Co. Ltd. (Real
Estate) 1,340,373
8,217 Mitsubishi Gas Chemical Co.,
Inc. (Materials) 286,219
37,755 Mitsubishi HC Capital, Inc.
(Financials) 308,676
145,535 Mitsubishi Heavy Industries
Ltd. (Industrials) 3,479,529
29,415 Mitsubishi Motors Corp.
(Consumer Discretionary) 68,645
529,467 Mitsubishi UFJ Financial
Group, Inc. (Financials) 9,974,694
110,244 Mitsui & Co. Ltd. (Industrials) 3,663,489
16,138 Mitsui Chemicals, Inc.
(Materials) 221,151
125,170 Mitsui Fudosan Co. Ltd. (Real
Estate) 1,203,422
2,498 Mitsui Kinzoku Co. Ltd.
(Materials) 810,175
16,391 Mitsui OSK Lines Ltd.
(Industrials)
(b)
563,836
115,298 Mizuho Financial Group, Inc.
(Financials) 5,211,189

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
11,194 MonotaRO Co. Ltd.
(Industrials) $ 132,832
60,181 MS&AD Insurance Group
Holdings, Inc. (Financials) 1,620,679
77,625 Murata Manufacturing Co. Ltd.
(Information Technology) 4,693,389
56,841 NEC Corp. (Information
Technology) 1,465,033
14,622 Nexon Co. Ltd.
(Communication Services) 205,750
10,782 NGK Corp. (Industrials) 427,785
4,399 NH Foods Ltd. (Consumer
Staples) 168,731
11,501 Nichirei Corp. (Consumer
Staples) 131,634
41,389 NIDEC Corp. (Industrials)* 725,913
12,153 Nikon Corp. (Consumer
Discretionary) 140,814
52,818 Nintendo Co. Ltd.
(Communication Services) 2,371,651
369 Nippon Building Fund, Inc.
REIT (Real Estate) 295,311
11,223 NIPPON EXPRESS
HOLDINGS, Inc. (Industrials) 370,763
40,328 Nippon Paint Holdings Co. Ltd.
(Materials) 267,646
301 Nippon Prologis REIT, Inc.
REIT (Real Estate) 161,287
8,470 Nippon Sanso Holdings Corp.
(Materials) 329,031
230,183 Nippon Steel Corp.
(Materials)
(b)
819,283
7,340 Nippon Television Holdings,
Inc. (Communication Services) 130,925
18,671 Nippon Yusen KK
(Industrials)
(b)
623,149
5,915 Nissan Chemical Corp.
(Materials) 279,011
101,268 Nissan Motor Co. Ltd.
(Consumer Discretionary)*
(b)
252,423
11,608 Nisshin Seifun Group, Inc.
(Consumer Staples) 143,286
8,262 Nissin Foods Holdings Co. Ltd.
(Consumer Staples) 138,885
7,216 Niterra Co. Ltd. (Consumer
Discretionary) 460,774
17,446 Nitori Holdings Co. Ltd.
(Consumer Discretionary) 286,967
32,639 Nitto Denko Corp. (Materials) 613,147
138,936 Nomura Holdings, Inc.
(Financials) 1,121,507
23,402 Nomura Real Estate Holdings,
Inc. (Real Estate) 133,717
181 Nomura Real Estate Master
Fund, Inc. REIT (Real Estate) 173,507
18,343 Nomura Research Institute Ltd.
(Information Technology) 578,670
2,480,541 NTT, Inc. (Communication
Services) 2,329,549
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
29,353 Obayashi Corp. (Industrials) $ 598,345
1,296 OBIC Business Consultants Co.
Ltd. (Information Technology) 49,800
14,787 Obic Co. Ltd. (Information
Technology) 370,534
14,392 Odakyu Electric Railway Co.
Ltd. (Industrials) 146,234
36,651 Oji Holdings Corp. (Materials) 180,089
50,400 Olympus Corp. (Health Care) 565,294
8,495 Omron Corp. (Information
Technology) 306,522
18,473 Ono Pharmaceutical Co. Ltd.
(Health Care) 277,635
3,399 Open House Group Co. Ltd.
(Consumer Discretionary) 184,608
1,510 Oracle Corp. Japan (Information
Technology) 81,737
50,530 Oriental Land Co. Ltd.
(Consumer Discretionary) 728,636
52,140 ORIX Corp. (Financials) 2,042,824
254 Orix JREIT, Inc. REIT (Real
Estate) 153,335
16,896 Osaka Gas Co. Ltd. (Utilities) 569,002
9,959 Otsuka Corp. (Information
Technology) 180,737
20,161 Otsuka Holdings Co. Ltd.
(Health Care) 1,483,674
86,607 Pan Pacific International
Holdings Corp. (Consumer
Discretionary) 477,783
102,416 Panasonic Holdings Corp.
(Consumer Discretionary) 2,380,421
83,508 Persol Holdings Co. Ltd.
(Industrials) 127,158
4,060 Rakuten Bank Ltd. (Financials)* 118,671
64,398 Rakuten Group, Inc. (Consumer
Discretionary)* 301,500
59,545 Recruit Holdings Co. Ltd.
(Industrials) 3,953,707
75,125 Renesas Electronics Corp.
(Information Technology) 2,123,642
101,129 Resona Holdings, Inc.
(Financials) 1,295,638
8,509 Resonac Holdings Corp.
(Materials) 1,000,619
25,657 Ricoh Co. Ltd. (Information
Technology) 235,070
4,941 Rinnai Corp. (Consumer
Discretionary) 105,313
15,928 Rohm Co. Ltd. (Information
Technology) 546,109
8,917 Rohto Pharmaceutical Co. Ltd.
(Consumer Staples) 133,371
23,335 Ryohin Keikaku Co. Ltd.
(Consumer Discretionary) 569,193
46,544 Sanrio Co. Ltd. (Consumer
Discretionary) 250,336
15,508 Santen Pharmaceutical Co. Ltd.
(Health Care) 186,605

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
8,812 Sanwa Holdings Corp.
(Industrials) $ 201,770
27,251 SBI Holdings, Inc. (Financials) 498,149
11,900 SBI Shinsei Bank Ltd
(Financials) 104,505
7,448 SCREEN Holdings Co. Ltd.
(Information Technology) 520,270
19,218 Secom Co. Ltd. (Industrials) 766,595
7,005 Sega Sammy Holdings, Inc.
(Consumer Discretionary) 101,671
10,118 Seibu Holdings, Inc.
(Industrials) 179,205
12,468 Seiko Epson Corp. (Information
Technology) 229,286
17,100 Sekisui Chemical Co. Ltd.
(Industrials) 246,096
27,547 Sekisui House Ltd. (Consumer
Discretionary) 580,219
105,026 Seven & i Holdings Co. Ltd.
(Consumer Staples) 1,226,810
14,131 SG Holdings Co. Ltd.
(Industrials) 128,581
10,803 Shimadzu Corp. (Information
Technology) 256,180
6,427 Shimamura Co. Ltd. (Consumer
Discretionary) 132,908
3,649 Shimano, Inc. (Consumer
Discretionary) 378,332
24,591 Shimizu Corp. (Industrials) 414,227
78,348 Shin-Etsu Chemical Co. Ltd.
(Materials) 3,818,228
34,954 Shionogi & Co. Ltd. (Health
Care) 658,722
17,758 Shiseido Co. Ltd. (Consumer
Staples) 313,518
20,829 Shizuoka Financial Group, Inc.
(Financials) 375,652
2,662 SMC Corp. (Industrials) 1,155,668
1,298,791 SoftBank Corp.
(Communication Services) 1,756,578
165,896 SoftBank Group Corp.
(Communication Services) 7,806,564
10,136 Sojitz Corp. (Industrials) 343,258
41,682 Sompo Holdings, Inc.
(Financials) 1,560,031
274,879 Sony Financial Group, Inc.
(Financials) 241,743
279,942 Sony Group Corp. (Consumer
Discretionary) 6,056,412
11,986 Square Enix Holdings Co. Ltd.
(Communication Services) 192,564
26,078 Subaru Corp. (Consumer
Discretionary) 400,041
4,638 Sugi Holdings Co. Ltd.
(Consumer Staples) 80,194
64,941 Sumitomo Chemical Co. Ltd.
(Materials) 248,929
49,205 Sumitomo Corp. (Industrials) 2,194,273
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
34,069 Sumitomo Electric Industries
Ltd. (Consumer Discretionary) $ 2,693,375
22,602 Sumitomo Forestry Co. Ltd.
(Consumer Discretionary) 185,357
5,201 Sumitomo Heavy Industries
Ltd. (Industrials) 170,611
11,628 Sumitomo Metal Mining Co.
Ltd. (Materials) 664,196
176,860 Sumitomo Mitsui Financial
Group, Inc. (Financials) 6,464,906
29,540 Sumitomo Mitsui Trust Group,
Inc. (Financials) 1,015,780
7,072 Sumitomo Pharma Co. Ltd.
(Health Care)*
(b)
72,102
38,582 Sumitomo Realty &
Development Co. Ltd. (Real
Estate) 900,869
7,940 Sumitomo Rubber Industries
Ltd. (Consumer Discretionary) 103,795
3,082 Sundrug Co. Ltd. (Consumer
Staples) 70,221
5,682 Suntory Beverage & Food Ltd.
(Consumer Staples) 154,516
73,130 Suzuki Motor Corp. (Consumer
Discretionary) 906,603
21,588 Sysmex Corp. (Health Care) 189,449
24,503 T&D Holdings, Inc. (Financials) 645,553
6,919 Taisei Corp. (Industrials) 608,928
71,042 Takeda Pharmaceutical Co. Ltd.
(Health Care) 2,284,019
6,103 TBS Holdings, Inc.
(Communication Services) 222,704
87,416 TDK Corp. (Information
Technology) 2,255,826
62,103 Terumo Corp. (Health Care) 936,675
9,983 TIS, Inc. (Information
Technology) 212,027
9,460 Tobu Railway Co. Ltd.
(Industrials) 165,382
2,101 Toei Animation Co. Ltd.
(Communication Services) 31,227
24,427 Toho Co. Ltd. (Communication
Services) 188,585
20,940 Tohoku Electric Power Co., Inc.
(Utilities) 132,396
81,685 Tokio Marine Holdings, Inc.
(Financials) 3,648,860
7,479 Tokyo Century Corp.
(Financials) 110,971
67,618 Tokyo Electric Power Co.
Holdings, Inc. (Utilities)* 239,864
21,199 Tokyo Electron Ltd.
(Information Technology) 6,980,662
14,801 Tokyo Gas Co. Ltd. (Utilities) 593,193
13,300 Tokyo Metro Co. Ltd.
(Industrials) 122,147
4,700 Tokyo Ohka Kogyo Co. Ltd.
(Materials) 325,064
22,760 Tokyu Corp. (Industrials) 228,329

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
24,791 Tokyu Fudosan Holdings Corp.
(Real Estate) $ 205,411
12,241 TOPPAN Holdings, Inc.
(Industrials) 350,797
62,842 Toray Industries, Inc.
(Materials) 470,555
13,585 Tosoh Corp. (Materials) 234,680
6,926 TOTO Ltd. (Industrials) 334,053
4,136 Toyo Suisan Kaisha Ltd.
(Consumer Staples) 289,954
493,076 Toyota Motor Corp. (Consumer
Discretionary) 9,422,308
30,423 Toyota Tsusho Corp.
(Industrials) 1,324,401
6,006 Trend Micro, Inc. (Information
Technology) 226,748
11,301 Tsuruha Holdings, Inc.
(Consumer Staples) 139,958
51,946 Unicharm Corp. (Consumer
Staples) 309,411
140 United Urban Investment Corp.
REIT (Real Estate) 142,647
17,955 USS Co. Ltd. (Consumer
Discretionary) 198,228
19,932 West Japan Railway Co.
(Industrials) 329,112
12,038 Yakult Honsha Co. Ltd.
(Consumer Staples) 202,776
29,444 Yamada Holdings Co. Ltd.
(Consumer Discretionary) 115,508
17,645 Yamaha Corp. (Consumer
Discretionary) 128,134
41,615 Yamaha Motor Co. Ltd.
(Consumer Discretionary)
(b)
342,718
12,502 Yamato Holdings Co. Ltd.
(Industrials) 142,777
6,012 Yamazaki Baking Co. Ltd.
(Consumer Staples) 118,284
11,086 Yaskawa Electric Corp.
(Industrials) 501,966
10,850 Yokogawa Electric Corp.
(Information Technology) 340,856
50,857 Yokohama Financial Group, Inc.
(Financials) 518,665
5,938 Yokohama Rubber Co. Ltd.
(The) (Consumer Discretionary) 267,786
4,263 Zensho Holdings Co. Ltd.
(Consumer Discretionary) 215,627
18,428 ZOZO, Inc. (Consumer
Discretionary) 114,627
266,962,642
Luxembourg – 0.2%
19,507 ArcelorMittal (Materials) 1,350,344
29,709 CVC Capital Partners PLC
(Financials)
(a)
476,351
1,826,695
Shares Description Value
a
Common Stocks – (continued)
Macau – 0.0%
98,545 Galaxy Entertainment Group
Ltd. (Consumer Discretionary) $ 393,808
37,071 MGM China Holdings Ltd.
(Consumer Discretionary) 50,848
110,013 Sands China Ltd. (Consumer
Discretionary) 215,186
659,842
Mexico – 0.0%
8,359 Fresnillo PLC (Materials) 370,251
Netherlands – 4.6%
26,258 ABN AMRO Bank NV
(Financials) 1,045,498
1,277 Adyen NV (Financials)*
(a)
1,399,742
2,890 Argenx SE ADR (Health Care)* 2,416,011
2,103 ASM International NV
(Information Technology) 2,204,762
17,776 ASML Holding NV
(Information Technology) 28,725,905
3,438 EXOR NV (Financials) 268,602
5,689 Heineken Holding NV
(Consumer Staples) 410,941
13,186 Heineken NV (Consumer
Staples) 1,031,880
128,550 ING Groep NV (Financials) 4,005,308
41,105 Koninklijke Ahold Delhaize NV
(Consumer Staples) 1,734,985
152,566 Koninklijke KPN NV
(Communication Services) 795,113
37,723 Koninklijke Philips NV (Health
Care) 1,006,758
9,563 Nebius Group NV (Information
Technology)* 2,209,914
43,515 Universal Music Group NV
(Communication Services) 990,208
48,245,627
New Zealand – 0.3%
30,652 a2 Milk Co. Ltd. (The)
(Consumer Staples) 120,201
78,123 Auckland International Airport
Ltd. (Industrials) 386,807
45,451 Contact Energy Ltd. (Utilities) 259,598
25,666 Fisher & Paykel Healthcare
Corp. Ltd. (Health Care) 573,007
41,589 Infratil Ltd. (Financials) 392,414
3,743 Mainfreight Ltd. (Industrials) 145,101
29,585 Mercury NZ Ltd. (Utilities) 123,102
57,382 Meridian Energy Ltd. (Utilities) 201,662
82,866 Spark New Zealand Ltd.
(Communication Services) 97,239
7,384 Xero Ltd. (Information
Technology)* 399,362
2,698,493
Nigeria – 0.0%
26,477 Airtel Africa PLC
(Communication Services)
(a)
125,842

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Norway – 0.8%
998 Aker ASA, Class A (Industrials) $ 134,649
13,922 Aker BP ASA (Energy) 501,392
33,441 AutoStore Holdings Ltd.
(Industrials)*
(a)
47,617
37,728 DNB Bank ASA (Financials) 1,174,098
6,505 DOF Group ASA (Energy) 84,243
34,321 Equinor ASA (Energy) 1,245,340
6,472 Frontline PLC (Energy) 221,452
8,215 Gjensidige Forsikring ASA
(Financials) 227,186
18,993 Kongsberg Gruppen ASA
(Industrials) 682,993
18,993 Kongsberg Maritime AS
(Industrials)* 119,940
12,176 Leroy Seafood Group ASA
(Consumer Staples) 57,616
20,088 Mowi ASA (Consumer Staples) 443,732
7,601 Nordic Semiconductor ASA
(Information Technology)* 164,939
59,284 Norsk Hydro ASA (Materials) 726,671
36,068 Orkla ASA (Consumer Staples) 381,371
2,467 Protector Forsikring ASA
(Financials) 122,025
2,922 Salmar ASA (Consumer
Staples) 181,771
5,693 SpareBank 1 SMN (Financials) 118,345
9,476 SpareBank 1 Sor-Norge ASA
(Financials) 197,006
6,618 Sparebanken Norge (Financials) 136,370
18,684 Storebrand ASA (Financials) 355,868
29,158 Telenor ASA (Communication
Services) 477,063
10,572 TOMRA Systems ASA
(Industrials) 111,155
40,484 Var Energi ASA (Energy) 199,588
7,432 Vend Marketplaces ASA, Class
B (Communication Services) 197,485
4,604 Wallenius Wilhelmsen ASA
(Industrials) 59,175
8,369,090
Poland – 0.6%
26,161 Allegro.eu SA (Consumer
Discretionary)*
(a)
251,115
2,579 Asseco Poland SA (Information
Technology) 140,101
28,020 Bank Millennium SA
(Financials)* 153,608
7,994 Bank Polska Kasa Opieki SA
(Financials)* 533,919
1,733 BNPP Bank Polska SA
(Financials) 69,094
574 Budimex SA (Industrials) 110,844
3,140 CD Projekt SA (Communication
Services) 201,658
21,751 Dino Polska SA (Consumer
Staples)*
(a)
184,972
1,788 Erste Bank Polska SA
(Financials) 302,920
10,960 InPost SA (Industrials)* 196,451
Shares Description Value
a
Common Stocks – (continued)
Poland – (continued)
6,185 KGHM Polska Miedz SA
(Materials)* $ 596,932
51 LPP SA (Consumer
Discretionary) 317,958
588 mBank SA (Financials)* 207,808
30,289 Orange Polska SA
(Communication Services) 135,898
26,399 ORLEN SA (Energy) 1,033,277
39,862 PGE Polska Grupa
Energetyczna SA (Utilities)* 116,445
38,915 Powszechna Kasa Oszczednosci
Bank Polski SA (Financials) 1,106,700
25,777 Powszechny Zaklad
Ubezpieczen SA (Financials) 458,346
19,369 Zabka Group SA (Consumer
Staples)* 136,906
6,254,952
Portugal – 0.2%
404,054 Banco Comercial Portugues SA,
Class R (Financials) 458,498
137,137 EDP SA (Utilities) 698,860
19,218 Galp Energia SGPS SA
(Energy) 417,917
12,464 Jeronimo Martins SGPS SA
(Consumer Staples) 264,135
1,839,410
Russia – –%
12,172 Evraz PLC (Materials)*
(c)
—
Singapore – 1.8%
106,879 CapitaLand Ascendas REIT
(Real Estate) 209,509
259,728 CapitaLand Integrated
Commercial Trust REIT (Real
Estate) 462,291
108,898 CapitaLand Investment Ltd.
(Real Estate) 216,882
20,009 City Developments Ltd. (Real
Estate) 134,612
93,979 DBS Group Holdings Ltd.
(Financials) 4,630,604
257,252 Genting Singapore Ltd.
(Consumer Discretionary) 121,027
123,120 Grab Holdings Ltd., Class A
(Industrials)* 435,845
3,281 Jardine Cycle & Carriage Ltd.
(Industrials) 76,150
7,298 Keppel REIT (Real Estate) 4,950
62,908 Keppel Ltd. (Industrials) 530,748
93,200 Mapletree Industrial Trust REIT
(Real Estate) 141,771
149,374 Mapletree Logistics Trust REIT
(Real Estate) 140,549
104,124 Mapletree Pan Asia Commercial
Trust REIT (Real Estate) 104,504
150,235 Oversea-Chinese Banking Corp.
Ltd. (Financials) 2,756,497
39,416 SATS Ltd. (Industrials) 118,988

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Singapore – (continued)
14,676 Sea Ltd. ADR (Consumer
Discretionary)* $ 1,328,618
146,418 Seatrium Ltd. (Industrials) 243,389
40,668 Sembcorp Industries Ltd.
(Utilities) 203,762
60,055 Singapore Airlines Ltd.
(Industrials) 319,264
37,094 Singapore Exchange Ltd.
(Financials) 636,387
68,880 Singapore Technologies
Engineering Ltd. (Industrials) 614,619
329,310 Singapore Telecommunications
Ltd. (Communication Services) 1,120,638
29,994 STMicroelectronics NV
(Information Technology) 2,063,340
58,321 United Overseas Bank Ltd.
(Financials) 1,719,426
23,832 UOL Group Ltd. (Real Estate) 189,669
18,524,039
South Africa – 0.2%
46,070 Anglo American PLC
(Materials) 2,476,553
Spain – 3.3%
7,923 ACS Actividades de
Construccion y Servicios SA
(Industrials) 1,149,247
33,845 Aena SME SA (Industrials)
(a)
983,437
20,624 Amadeus IT Group SA
(Consumer Discretionary) 1,317,438
263,344 Banco Bilbao Vizcaya
Argentaria SA (Financials) 6,179,995
677,342 Banco Santander SA
(Financials) 8,479,679
159,175 CaixaBank SA (Financials) 2,154,693
26,781 Cellnex Telecom SA
(Communication Services)*
(a)
900,686
14,348 Endesa SA (Utilities) 600,419
287,990 Iberdrola SA (Utilities) 6,553,369
51,127 Industria de Diseno Textil SA
(Consumer Discretionary) 3,180,022
11,490 Naturgy Energy Group SA
(Utilities) 382,672
51,507 Repsol SA (Energy) 1,324,740
182,890 Telefonica SA (Communication
Services)
(b)
840,462
34,046,859
Sweden – 3.3%
7,954 AAK AB (Consumer Staples) 213,812
10,827 AddTech AB, Class B
(Industrials) 386,258
12,808 Alfa Laval AB (Industrials) 720,491
44,571 Assa Abloy AB, Class B
(Industrials) 1,606,019
116,224 Atlas Copco AB, Class A
(Industrials) 2,233,661
69,329 Atlas Copco AB, Class B
(Industrials) 1,178,854
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
5,370 Avanza Bank Holding AB
(Financials) $ 201,406
4,918 Axfood AB (Consumer Staples) 140,510
18,816 Beijer Ref AB (Industrials) 262,272
12,903 Boliden AB (Materials) 804,651
16,129 Castellum AB (Real Estate) 219,228
28,183 Epiroc AB, Class A (Industrials) 838,477
17,103 Epiroc AB, Class B (Industrials) 437,890
23,804 EQT AB (Financials)
(b)
823,695
27,775 Essity AB, Class B (Consumer
Staples) 780,916
6,459 Evolution AB (Consumer
Discretionary)*
(a)
487,437
29,817 Fastighets AB Balder, Class B
(Real Estate)* 171,218
9,860 Getinge AB, Class B (Health
Care) 202,737
25,370 H & M Hennes & Mauritz
AB, Class B (Consumer
Discretionary)
(b)
451,031
95,377 Hexagon AB, Class B
(Information Technology) 882,366
3,457 Holmen AB, Class B (Materials) 115,018
4,463 Industrivarden AB, Class A
(Financials) 253,765
8,132 Industrivarden AB, Class C
(Financials) 445,825
12,126 Indutrade AB (Industrials) 254,123
6,100 Investment AB Latour, Class B
(Industrials) 131,834
23,278 Investor AB, Class A
(Financials) 946,171
81,269 Investor AB, Class B
(Financials) 3,351,276
2,043 L E Lundbergforetagen AB,
Class B (Financials) 120,590
10,221 Lifco AB, Class B (Industrials) 329,215
66,906 Nibe Industrier AB, Class B
(Industrials) 262,820
6,528 Nordnet AB publ (Financials) 228,364
2,292 Norion Bank AB (Financials)* 14,398
13,944 Saab AB, Class B (Industrials) 859,754
9,796 Sagax AB, Class B (Real Estate) 176,754
4,914 Sagax AB, Class D (Real Estate) 18,893
48,238 Sandvik AB (Industrials) 1,966,979
6,059 Sectra AB, Class B (Health
Care) 182,559
22,779 Securitas AB, Class B
(Industrials) 380,421
69,419 Skandinaviska Enskilda Banken
AB, Class A (Financials) 1,390,147
15,034 Skanska AB, Class B
(Industrials) 407,713
15,606 SKF AB, Class B (Industrials) 410,549
9,991 SSAB AB, Class A (Materials) 103,099
26,540 SSAB AB, Class B (Materials) 273,585
27,090 Svenska Cellulosa AB SCA,
Class B (Materials)
(b)
298,677

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
64,417 Svenska Handelsbanken AB,
Class A (Financials) $ 951,962
1,605 Svenska Handelsbanken AB,
Class B (Financials)
(b)
39,841
8,207 Sweco AB, Class B (Industrials) 119,995
39,708 Swedbank AB, Class A
(Financials) 1,468,206
8,562 Swedish Orphan Biovitrum AB
(Health Care)* 410,052
25,069 Tele2 AB, Class B
(Communication Services) 470,523
134,149 Telefonaktiebolaget LM
Ericsson, Class B (Information
Technology) 1,744,921
102,246 Telia Co. AB (Communication
Services) 548,258
9,484 Trelleborg AB, Class B
(Industrials) 414,355
8,619 Volvo AB, Class A (Industrials) 303,752
68,525 Volvo AB, Class B (Industrials) 2,415,714
21,404 Volvo Car AB, Class B
(Consumer Discretionary)* 55,427
34,908,464
Switzerland – 5.3%
74,107 ABB Ltd. (Industrials) 7,930,924
46 Chocoladefabriken Lindt &
Spruengli AG (Consumer
Staples) 547,808
24,672 Cie Financiere Richemont SA
(Consumer Discretionary) 5,333,206
11,544 DSM-Firmenich AG (Materials) 972,088
7,146 Galderma Group AG (Health
Care)* 1,523,218
1,523 Geberit AG (Industrials) 1,000,714
426 Givaudan SA (Materials) 1,581,110
2,358 Kuehne + Nagel International
AG (Industrials)
(b)
544,270
3,220 Lonza Group AG (Health Care) 2,062,185
120,370 Nestle SA (Consumer Staples) 12,238,040
990 Partners Group Holding AG
(Financials) 1,048,094
18,569 Sandoz Group AG (Health Care) 1,559,002
904 Schindler Holding AG
(Industrials) 296,763
1,871 Schindler Holding AG
Participation Certificates
(Industrials) 632,167
7,676 SGS SA (Industrials) 873,159
7,004 Sika AG (Materials) 1,374,177
4,909 Straumann Holding AG (Health
Care) 595,099
1,313 Swiss Life Holding AG
(Financials) 1,429,706
1,166 Swisscom AG (Communication
Services) 997,595
147,142 UBS Group AG (Financials) 6,975,286
Shares Description Value
a
Common Stocks – (continued)
Switzerland – (continued)
6,989 Zurich Insurance Group AG
(Financials) $ 4,982,240
54,496,851
United Kingdom – 10.5%
47,134 3i Group PLC (Financials) 1,445,406
10,756 Admiral Group PLC
(Financials) 477,873
13,879 Associated British Foods PLC
(Consumer Staples) 340,864
70,127 AstraZeneca PLC (Health Care) 13,046,725
141,000 Aviva PLC (Financials) 1,165,455
140,553 BAE Systems PLC (Industrials) 3,832,748
640,913 Barclays PLC (Financials) 3,956,320
96,288 British American Tobacco PLC
(Consumer Staples) 5,958,730
276,797 BT Group PLC
(Communication Services) 779,051
15,475 Bunzl PLC (Industrials) 491,034
217,030 Centrica PLC (Utilities) 548,524
122,303 CK Hutchison Holdings Ltd.
(Industrials) 1,099,376
9,464 Coca-Cola Europacific Partners
PLC (Consumer Staples) 862,374
78,548 Compass Group PLC
(Consumer Discretionary) 2,526,889
102,839 Diageo PLC (Consumer
Staples) 2,128,540
189,765 GSK PLC (Health Care) 4,812,764
17,105 Halma PLC (Information
Technology) 1,079,515
803,464 HSBC Holdings PLC
(Financials) 15,093,112
13,113 ICG PLC (Financials) 330,005
34,348 Imperial Brands PLC
(Consumer Staples) 1,248,233
59,430 Informa PLC (Communication
Services) 649,842
79,636 International Consolidated
Airlines Group SA ADR
(Industrials) 923,778
7,612 Intertek Group PLC
(Industrials) 545,864
79,674 J Sainsbury PLC (Consumer
Staples) 318,216
79,956 Kingfisher PLC (Consumer
Discretionary) 309,858
263,680 Legal & General Group PLC
(Financials) 964,631
2,708,656 Lloyds Banking Group PLC
(Financials) 3,720,508
21,083 London Stock Exchange Group
PLC (Financials) 2,563,950
100,125 M&G PLC (Financials) 426,485
92,717 Marks & Spencer Group PLC
(Consumer Staples) 444,797
57,391 Melrose Industries PLC
(Industrials) 364,135
232,505 National Grid PLC (Utilities)
(b)
3,746,762

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
355,668 NatWest Group PLC
(Financials) $ 2,873,663
5,210 Next PLC (Consumer
Discretionary) 928,067
29,673 Pearson PLC (Consumer
Discretionary) 444,775
29,669 Reckitt Benckiser Group PLC
(Consumer Staples) 1,836,050
83,432 RELX PLC (Industrials) 2,755,326
116,311 Rentokil Initial PLC
(Industrials) 703,636
393,060 Rolls-Royce Holdings PLC
(Industrials) 7,085,890
44,504 Sage Group PLC (The)
(Information Technology) 505,349
36,726 Schroders PLC (Financials) 289,108
56,455 Segro PLC REIT (Real Estate) 549,889
11,968 Severn Trent PLC (Utilities) 479,129
38,924 Smith & Nephew PLC (Health
Care) 582,916
14,976 Smiths Group PLC (Industrials) 497,406
3,323 Spirax Group PLC (Industrials) 311,979
55,461 SSE PLC (Utilities) 1,742,626
85,395 Standard Chartered PLC
(Financials) 2,294,684
33,930 Standard Life PLC (Financials) 354,911
298,706 Tesco PLC (Consumer Staples) 1,732,162
100,699 Unilever PLC (Consumer
Staples) 5,708,435
30,927 United Utilities Group PLC
(Utilities) 560,288
6,153 Verisure PLC (Industrials)* 82,070
868,214 Vodafone Group PLC
(Communication Services) 1,303,726
11,765 Weir Group PLC (The)
(Industrials) 387,903
31,223 Wise Group PLC, Class A
(Financials)* 393,093
110,605,445
United States – 6.6%
22,744 Alcon AG (Health Care) 1,516,558
124 AP Moller – Maersk A/S, Class
A (Industrials) 300,498
204 AP Moller – Maersk A/S, Class
B (Industrials) 503,605
667,330 BP PLC (Energy) 4,693,739
42,196 Experian PLC (Industrials) 1,463,475
21,785 Ferrovial NV (Industrials) 1,492,273
408,737 Haleon PLC (Health Care) 1,855,074
22,282 Holcim AG (Materials)* 2,207,810
3,545 ICON PLC (Health Care)* 482,368
6,522 InterContinental Hotels Group
PLC (Consumer Discretionary) 1,005,366
1,820 Monday.com Ltd. (Information
Technology)* 152,189
84,704 Novartis AG (Health Care) 12,772,541
9,537 Octave Intelligence PLC
(Information Technology)* 162,578
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
1,319 Roche Holding AG (Health
Care) $ 568,216
32,872 Roche Holding AG (Health
Care) 13,853,906
49,536 Sanofi SA (Health Care) 4,352,220
25,333 Schneider Electric SE
(Industrials) 7,980,362
262,458 Shell PLC (Energy) 11,030,880
90,297 Stellantis NV (Consumer
Discretionary)* 723,380
12,374 Swiss Re AG (Financials) 1,863,979
14,122 Tenaris SA (Energy) 429,955
69,410,972
TOTAL COMMON STOCKS
(Cost $792,271,131)
1,027,359,225
Shares Description Rate Value
a
Preferred Stocks – 0.3%
Germany – 0.3%
2,650 Bayerische
Motoren Werke
AG (Consumer
Discretionary) 5.89% 230,849
5,173 Dr. Ing hc F
Porsche AG
(Consumer
Discretionary)* 3.18 283,058
7,602 Henkel AG
& Co. KGaA
(Consumer
Staples) 3.10 591,529
1,114 Sartorius AG
(Health Care) 0.30 318,626
9,546 Volkswagen
AG (Consumer
Discretionary)* 6.92 1,022,849
TOTAL PREFERRED STOCKS
(Cost $3,208,601)
2,446,911
Shares Dividend Rate Value
aa a
Investment Company – 1.0%
(d)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
10,753,245 3.519% 10,753,245
(Cost $10,753,245)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $806,232,977)
1,040,559,381

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Additional Investment Information
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 1.5%
(d)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
15,475,095 3.532% $ 15,475,095
(Cost $15,475,095)
TOTAL INVESTMENTS – 101.0%
(Cost $821,708,072)
$ 1,056,034,476
LIABILITIES IN EXCESS OF OTHER ASSETS
– (1.0)%
(10,023,616)
NET ASSETS – 100.0%
$ 1,046,010,860
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)
All or a portion of security is on loan.
(c)
Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)
Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
CVA — Dutch Certification
PLC — Public Limited Company
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt
Sector Name
% of
Market
Value
Financials 23.9%
Industrials 18.9
Information Technology 10.6
Health Care 9.7
Consumer Discretionary 8.4
Consumer Staples 6.5
Materials 6.4
Communication Services 3.9
Energy 3.7
Utilities 3.6
Real Estate 1.9
Investment Company 1.0
Securities Lending Reinvestment Vehicle 1.5
TOTAL INVESTMENTS
100.0%
FUTURES CONTRACTS
— At May 31, 2026, the Portfolio had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
MSCI EAFE E-Mini Index 97 06/19/26 $ 15,089,805 $ 661,629

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 GROWTH EQUITY ETF
Schedule of Investments
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – 99.8%
Communication Services – 10.0%
26,697 Alphabet, Inc., Class A $ 10,153,937
21,738 Alphabet, Inc., Class C 8,182,835
3,500 AST SpaceMobile, Inc.* 396,935
1,219 DoubleVerify Holdings, Inc.* 11,824
129 Iridium Communications, Inc. 6,680
89 Liberty Broadband Corp., Class
A* 3,006
422 Liberty Broadband Corp., Class
C* 14,247
9 Liberty Capital Corp.* 201
109 Liberty Capital Corp., Class C* 2,438
125 Liberty Media Corp.-Liberty
Formula One, Class A* 10,497
1,143 Liberty Media Corp.-Liberty
Formula One, Class C* 103,773
2,782 Live Nation Entertainment, Inc.* 468,517
27,177 Meta Platforms, Inc., Class A 17,189,724
75,655 Netflix, Inc.* 6,507,843
27 Nexstar Media Group, Inc. 4,818
415 NIQ Global Intelligence PLC* 3,461
5,173 Pinterest, Inc., Class A* 103,719
2,311 Reddit, Inc., Class A* 406,736
10,934 ROBLOX Corp., Class A* 515,538
293 Roku, Inc.* 38,143
2,746 Spotify Technology SA* 1,366,629
1,089 Take-Two Interactive Software,
Inc.* 244,110
520 TKO Group Holdings, Inc. 106,694
7,842 Trade Desk, Inc. (The), Class A* 169,073
1,518 Trump Media & Technology
Group Corp.* 14,133
46,025,511
Consumer Discretionary – 13.1%
7,455 Airbnb, Inc., Class A* 993,826
65,303 Amazon.com, Inc.* 17,673,604
46 AutoZone, Inc.* 135,019
275 Birkenstock Holding PLC
(Germany)*
(a)
12,394
13,635 Booking Holdings, Inc. 2,282,908
130 Bright Horizons Family
Solutions, Inc.* 8,141
1,106 Burlington Stores, Inc.* 358,156
6,309 Carnival Corp. Ltd. 177,030
12,065 Carvana Co.* 880,745
1,760 Cava Group, Inc.*
(a)
136,682
3,850 Chewy, Inc., Class A* 86,779
23,208 Chipotle Mexican Grill, Inc.* 739,407
141 Choice Hotels International,
Inc.
(a)
15,352
979 Churchill Downs, Inc. 85,379
23,065 Coupang, Inc. (South Korea)* 382,879
1,914 Darden Restaurants, Inc. 390,284
2,561 Deckers Outdoor Corp.* 291,570
165 Domino's Pizza, Inc. 51,246
6,527 DoorDash, Inc., Class A* 1,039,686
8,472 DraftKings, Inc., Class A* 207,479
676 Duolingo, Inc.* 75,279
2,065 Dutch Bros, Inc., Class A* 119,770
979 Etsy, Inc.* 66,494
Shares Description Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
2,034 Expedia Group, Inc. $ 459,257
585 Floor & Decor Holdings, Inc.,
Class A* 30,069
2,304 Flutter Entertainment PLC* 223,442
141 Grand Canyon Education, Inc.* 21,129
380 H&R Block, Inc. 14,626
4,071 Hilton Worldwide Holdings, Inc. 1,333,904
13,544 Home Depot, Inc. (The) 4,295,344
5,406 Las Vegas Sands Corp. 273,381
43 Lithia Motors, Inc. 12,508
1,058 Lululemon Athletica, Inc.* 138,788
3,040 Marriott International, Inc.,
Class A 1,141,824
710 McDonald's Corp. 198,232
297 Murphy USA, Inc. 150,291
7,140 Norwegian Cruise Line Holdings
Ltd.* 130,948
3,935 On Holding AG, Class A
(Switzerland)* 160,627
13,819 O'Reilly Automotive, Inc.* 1,200,595
1,481 Planet Fitness, Inc., Class A* 79,248
111 Pool Corp. 20,135
44 Ralph Lauren Corp. 16,012
3,882 Restaurant Brands International,
Inc. (Canada) 289,985
44 RH* 6,534
1,119 Ross Stores, Inc. 259,306
4,524 Royal Caribbean Cruises Ltd. 1,287,666
245 SharkNinja, Inc.* 29,863
3,563 Somnigroup International, Inc. 252,296
2,649 Starbucks Corp. 262,675
3,288 Tapestry, Inc. 478,272
41,876 Tesla, Inc.* 18,249,142
1,174 Texas Roadhouse, Inc. 212,048
9,984 TJX Cos., Inc. (The) 1,545,024
32 TopBuild Corp.* 13,359
9,350 Tractor Supply Co. 294,805
360 Travel + Leisure Co. 24,480
194 Ulta Beauty, Inc.* 98,717
501 Vail Resorts, Inc.
(a)
66,934
1,990 Valvoline, Inc.* 67,162
3,079 Viking Holdings Ltd.* 283,607
306 Wayfair, Inc., Class A* 22,112
1,232 Wendy's Co. (The)
(a)
9,486
308 Williams-Sonoma, Inc. 62,700
495 Wingstop, Inc. 77,695
1,172 Wyndham Hotels & Resorts, Inc. 94,065
1,650 Yum! Brands, Inc. 244,117
60,342,519
Consumer Staples – 3.1%
347 BJ's Wholesale Club Holdings,
Inc.* 29,592
101 Casey's General Stores, Inc. 77,481
2,895 Celsius Holdings, Inc.* 96,317
33,923 Coca-Cola Co. (The) 2,680,256
137 Coca-Cola Consolidated, Inc. 23,737
6,706 Colgate-Palmolive Co. 604,412
7,924 Costco Wholesale Corp. 7,577,880
298 Darling Ingredients, Inc.* 17,612

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 GROWTH EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Consumer Staples – (continued)
236 Freshpet, Inc.* $ 12,177
302 Hershey Co. (The) 58,597
2,125 Kimberly-Clark Corp. 207,400
12,452 Monster Beverage Corp.* 1,096,772
3,310 PepsiCo, Inc. 477,269
320 Performance Food Group Co.* 31,421
1,736 Sprouts Farmers Market, Inc.* 143,428
4,525 Sysco Corp. 343,040
7,761 Walmart, Inc. 898,336
14,375,727
Energy – 0.4%
1,688 Cheniere Energy, Inc. 379,564
278 HF Sinclair Corp. 19,429
518 Phillips 66 91,106
2,083 SLB Ltd. 113,628
3,791 Targa Resources Corp. 966,970
1,015 Texas Pacific Land Corp. 398,895
1,134 Williams Cos., Inc. (The) 80,956
2,050,548
Financials – 6.7%
2,880 Affirm Holdings, Inc.* 212,112
570 Ally Financial, Inc. 24,402
3,161 American Express Co. 1,000,362
1,480 Ameriprise Financial, Inc. 659,651
3,463 Aon PLC, Class A 1,094,516
5,206 Apollo Global Management, Inc. 670,064
3,316 Ares Management Corp., Class A 426,106
270 Arthur J Gallagher & Co. 54,300
9,153 Bank of America Corp. 472,295
899 Bank of New York Mellon Corp.
(The) 125,347
13,240 Blackstone, Inc. 1,548,683
3,494 Block, Inc.* 264,566
11,272 Blue Owl Capital, Inc. 115,876
2,325 Brookfield Asset Management
Ltd., Class A (Canada)
(a)
112,995
539 Brown & Brown, Inc. 30,319
95 Bullish (Cayman Islands)*
(a)
3,316
2,559 Charles Schwab Corp. (The) 223,529
5,523 Citigroup, Inc. 695,346
386 Coinbase Global, Inc., Class A* 72,966
1,201 Corpay, Inc.* 434,522
9 Credit Acceptance Corp.* 5,163
5,008 Equitable Holdings, Inc. 207,081
108 Everest Group Ltd. 34,995
39 FactSet Research Systems, Inc. 9,573
112 Figure Technology Solutions,
Inc., Class A* 3,959
2,609 Fiserv, Inc.* 147,565
264 Freedom Holding Corp.
(Kazakhstan)*
(a)
37,704
278 Goldman Sachs Group, Inc.
(The) 285,106
460 Hamilton Lane, Inc., Class A 40,080
368 Houlihan Lokey, Inc. 52,131
398 Interactive Brokers Group, Inc.,
Class A 34,614
644 Jefferies Financial Group, Inc. 33,952
392 Kinsale Capital Group, Inc. 119,470
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
2,982 KKR & Co., Inc. $ 286,093
310 Lazard, Inc. 14,672
1,401 LPL Financial Holdings, Inc. 383,552
41 Markel Group, Inc.* 74,439
1,037 Marsh & McLennan Cos., Inc. 165,889
14,361 Mastercard, Inc., Class A 7,094,047
2,776 Moody's Corp. 1,258,222
271 Morningstar, Inc. 49,327
619 MSCI, Inc. 390,824
59,711 NU Holdings Ltd., Class A
(Brazil)* 784,005
107 Popular, Inc. (Puerto Rico) 15,893
521 Progressive Corp. (The) 99,198
83 RLI Corp. 4,153
1,749 Robinhood Markets, Inc., Class
A* 164,931
1,866 Ryan Specialty Holdings, Inc. 59,432
1,153 Shift4 Payments, Inc., Class A*
(a)
51,378
510 SLM Corp. 11,281
2,927 SoFi Technologies, Inc.* 53,330
8,169 Toast, Inc., Class A* 212,639
2,187 TPG, Inc. 93,101
160 Tradeweb Markets, Inc., Class A 16,040
342 UWM Holdings Corp. 1,046
30,050 Visa, Inc., Class A 9,807,118
397 Western Alliance Bancorp 31,621
44 WEX, Inc.* 6,378
622 XP, Inc., Class A (Brazil) 10,369
30,391,644
Health Care – 8.9%
31,625 AbbVie, Inc. 6,885,395
2,232 Alnylam Pharmaceuticals, Inc.* 674,019
7,084 Amgen, Inc. 2,385,820
4,476 Boston Scientific Corp.* 216,236
6,918 Bristol-Myers Squibb Co. 395,571
2,110 Cardinal Health, Inc. 415,248
808 Caris Life Sciences, Inc.* 13,510
3,268 Cencora, Inc. 880,269
20 Chemed Corp. 8,528
373 Cigna Group (The) 103,470
1,655 Corcept Therapeutics, Inc.* 115,006
625 DaVita, Inc.* 121,475
6,889 Dexcom, Inc.* 507,995
2,351 Doximity, Inc., Class A* 50,311
14,301 Eli Lilly & Co. 15,802,605
3,768 Exelixis, Inc.* 190,209
5,985 Gilead Sciences, Inc. 804,564
2,045 Halozyme Therapeutics, Inc.* 136,074
599 HCA Healthcare, Inc. 226,746
1,423 IDEXX Laboratories, Inc.* 801,903
727 Incyte Corp.* 70,330
3,458 Insmed, Inc.* 369,695
484 Inspire Medical Systems, Inc.* 20,018
1,235 Insulet Corp.* 179,001
6,302 Intuitive Surgical, Inc.* 2,676,081
2,590 Ionis Pharmaceuticals, Inc.* 198,135
794 Masimo Corp.* 141,689
2,036 McKesson Corp. 1,511,608
395 Medpace Holdings, Inc.* 176,608

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 GROWTH EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Health Care – (continued)
497 Molina Healthcare, Inc.* $ 86,279
2,357 Natera, Inc.* 526,483
1,464 Neurocrine Biosciences, Inc.* 231,751
661 Penumbra, Inc.* 210,396
117 Repligen Corp.* 14,502
603 ResMed, Inc. 114,914
1,361 Sarepta Therapeutics, Inc.* 24,321
293 Sotera Health Co.* 4,583
1,557 Stryker Corp. 475,025
2,012 Summit Therapeutics, Inc.* 35,291
1,691 Tempus AI, Inc., Class A* 85,345
1,628 Ultragenyx Pharmaceutical, Inc.* 38,974
2,070 Veeva Systems, Inc., Class A* 360,884
4,532 Vertex Pharmaceuticals, Inc.* 2,028,251
145 Viking Therapeutics, Inc.* 4,747
549 Waters Corp.* 210,580
6,279 Zoetis, Inc. 487,816
41,018,261
Industrials – 7.9%
1,505 3M Co. 230,461
1,188 AAON, Inc. 166,558
356 Alaska Air Group, Inc.* 16,383
255 Allison Transmission Holdings,
Inc. 28,950
757 American Airlines Group, Inc.* 11,082
227 Armstrong World Industries, Inc. 35,843
6,673 Automatic Data Processing, Inc. 1,480,338
106 Avis Budget Group, Inc.* 18,639
1,350 Axon Enterprise, Inc.* 605,772
1,857 Boeing Co. (The)* 429,246
2,125 Booz Allen Hamilton Holding
Corp. 168,258
1,870 Broadridge Financial Solutions,
Inc. 287,456
278 BWX Technologies, Inc. 54,455
91 Carlisle Cos., Inc. 31,378
149 Carpenter Technology Corp. 69,878
1,019 Caterpillar, Inc. 892,512
6,138 Cintas Corp. 1,051,194
622 Comfort Systems USA, Inc. 1,137,147
14,519 Copart, Inc.* 475,788
1,944 Core & Main, Inc., Class A* 96,131
270 EMCOR Group, Inc. 223,241
377 Equifax, Inc. 62,503
2,734 ExlService Holdings, Inc.* 79,368
16,620 Fastenal Co. 734,604
192 Ferguson Enterprises, Inc. 43,386
1,793 FTAI Aviation Ltd. 466,790
4,820 GE Vernova, Inc. 4,667,302
18,569 General Electric Co. 6,011,899
757 HEICO Corp. 263,572
1,326 HEICO Corp., Class A 344,508
7,158 Howmet Aerospace, Inc. 1,848,554
1,669 Illinois Tool Works, Inc. 412,710
902 Karman Holdings, Inc.* 51,865
164 KBR, Inc. 5,732
558 Lennox International, Inc. 280,205
525 Leonardo DRS, Inc. 25,599
688 Loar Holdings, Inc.* 44,362
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
1,007 Lockheed Martin Corp. $ 534,163
1,102 Lyft, Inc., Class A* 15,549
235 MasTec, Inc.* 88,917
180 Old Dominion Freight Line, Inc. 40,527
1,779 Paychex, Inc. 172,527
499 Paycom Software, Inc. 69,695
706 Paylocity Holding Corp.* 81,141
2,036 Quanta Services, Inc. 1,449,082
197 RB Global, Inc. (Canada) 20,951
113 RBC Bearings, Inc.* 64,632
8,739 Rocket Lab Corp.* 1,253,872
158 Rockwell Automation, Inc. 71,267
5,351 Rollins, Inc. 254,708
55 Simpson Manufacturing Co., Inc. 10,436
253 SiteOne Landscape Supply, Inc.* 27,476
858 Southwest Airlines Co. 36,851
234 StandardAero, Inc.* 6,702
856 Tetra Tech, Inc. 23,531
3,981 Trane Technologies PLC 1,796,625
167 TransDigm Group, Inc. 210,139
35,941 Uber Technologies, Inc.* 2,530,246
40 U-Haul Holding Co.* 2,316
679 U-Haul Holding Co. 35,321
831 Union Pacific Corp. 218,254
1,665 Veralto Corp. 136,913
1,482 Verisk Analytics, Inc. 259,335
6,791 Vertiv Holdings Co., Class A 2,143,987
660 W.W. Grainger, Inc. 814,598
6,604 Waste Management, Inc. 1,396,482
800 WillScot Holdings Corp. 20,584
410 XPO, Inc.* 87,843
36,728,339
Information Technology – 48.5%
7,317 Adobe, Inc.* 1,896,640
16,817 Advanced Micro Devices, Inc.* 8,679,254
21,783 Amphenol Corp., Class A 3,240,439
390 Appfolio, Inc., Class A* 62,856
159,712 Apple, Inc. 49,839,727
4,017 Applied Materials, Inc. 1,807,891
4,257 AppLovin Corp., Class A* 2,609,924
18,417 Arista Networks, Inc.* 2,936,959
2,303 Astera Labs, Inc.* 789,584
2,921 Atlassian Corp., Class A* 314,329
3,802 Autodesk, Inc.* 879,441
2,771 Bentley Systems, Inc., Class B 90,445
42,406 Broadcom, Inc. 18,945,729
4,870 Cadence Design Systems, Inc.* 1,825,909
165 CDW Corp. 20,699
308 Circle Internet Group, Inc.* 34,804
5,597 Cloudflare, Inc., Class A* 1,353,467
4,415 Crowdstrike Holdings, Inc.,
Class A* 3,227,365
5,501 Datadog, Inc., Class A* 1,360,672
767 Dell Technologies, Inc., Class C 322,838
2,680 Docusign, Inc.* 140,754
853 Dropbox, Inc., Class A* 22,929
5,177 Dynatrace, Inc.* 220,488
1,627 Elastic NV* 105,267
2,240 Enphase Energy, Inc.* 153,126

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 GROWTH EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
419 Entegris, Inc. $ 58,153
4,690 Everpure, Inc., Class A* 372,902
333 Fair Isaac Corp.* 416,446
11,046 Fortinet, Inc.* 1,524,017
1,229 Gartner, Inc.* 199,344
1,023 Gen Digital, Inc. 26,383
2,461 Gitlab, Inc., Class A* 76,414
92 Globant SA* 3,713
2,368 GoDaddy, Inc., Class A* 203,245
1,496 Guidewire Software, Inc.* 228,394
902 HubSpot, Inc.* 199,008
4,873 Intuit, Inc. 1,615,546
1,188 Jabil, Inc. 433,097
2,348 KLA Corp. 4,512,175
268 Kyndryl Holdings, Inc.* 3,342
22,414 Lam Research Corp. 7,131,687
2,039 Lattice Semiconductor Corp.* 299,896
98 Lumentum Holdings, Inc.* 83,786
273 MACOM Technology Solutions
Holdings, Inc.* 99,547
1,060 Manhattan Associates, Inc.* 159,053
1,066 Marvell Technology, Inc. 218,530
47,855 Microsoft Corp. 21,546,235
132 MongoDB, Inc.* 44,293
826 Monolithic Power Systems, Inc. 1,293,689
1,238 Motorola Solutions, Inc. 499,261
264 nCino, Inc.* 4,245
1,383 NetApp, Inc. 241,043
1,120 Nutanix, Inc., Class A* 58,318
255,643 NVIDIA Corp. 53,976,463
1,168 Okta, Inc.* 143,979
186 Onto Innovation, Inc.* 48,033
30,050 Oracle Corp. 6,784,689
38,993 Palantir Technologies, Inc., Class
A* 6,103,964
14,280 Palo Alto Networks, Inc.* 4,022,533
512 Pegasystems, Inc. 18,294
2,237 Procore Technologies, Inc.* 110,709
249 PTC, Inc.* 34,544
4,364 QUALCOMM, Inc. 1,095,451
1,408 RingCentral, Inc., Class A 60,980
1,403 Rubrik, Inc., Class A* 110,318
1,790 Salesforce, Inc. 342,069
5,500 Samsara, Inc., Class A* 192,445
3,761 SentinelOne, Inc., Class A* 62,245
18,642 ServiceNow, Inc.* 2,318,506
5,920 Snowflake, Inc.* 1,512,856
261 Strategy, Inc.* 41,522
4,146 Super Micro Computer, Inc.* 191,089
2,503 Synopsys, Inc.* 1,190,477
386 Teradata Corp.* 13,143
6,638 Texas Instruments, Inc. 2,029,104
430 Twilio, Inc., Class A* 81,975
634 Tyler Technologies, Inc.* 198,537
79 Ubiquiti, Inc. 46,125
306 Unity Software, Inc.* 9,324
3,711 Workday, Inc., Class A* 542,511
1,762 Zscaler, Inc.* 246,204
223,961,387
Shares Description Value
Common Stocks – (continued)
Materials – 0.4%
1,071 Anglogold Ashanti PLC
(Australia) $ 103,716
31 Eagle Materials, Inc. 6,857
1,079 Ecolab, Inc. 276,224
1,648 James Hardie Industries PLC* 38,365
3,734 Sherwin-Williams Co. (The) 1,134,538
238 Steel Dynamics, Inc. 61,916
1,621,616
Real Estate – 0.5%
8,350 American Tower Corp. REIT 1,561,116
573 CBRE Group, Inc., Class A* 71,648
916 CoStar Group, Inc.* 29,495
229 Jones Lang LaSalle, Inc.* 64,649
1,514 Lamar Advertising Co., Class
A REIT 230,825
370 Public Storage REIT 112,365
1,264 Simon Property Group, Inc.
REIT 259,006
417 Sun Communities, Inc. REIT 51,566
305 UDR, Inc. REIT 11,255
2,391,925
Utilities – 0.3%
3,591 NRG Energy, Inc. 481,481
6,039 Vistra Corp. 967,629
1,449,110
TOTAL COMMON STOCKS
(Cost $376,237,586)
460,356,587
Shares Dividend Rate Value
aa
Investment Company – 0.1%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
682,111 3.519% 682,111
(Cost $682,111)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $376,919,697)
461,038,698
a
Securities Lending Reinvestment Vehicle – 0.1%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
322,494 3.532% 322,494
(Cost $322,494)
TOTAL INVESTMENTS – 100.0%
(Cost $377,242,191)
$ 461,361,192
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.0)%
(190,348)
NET ASSETS – 100.0%
$ 461,170,844
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 GROWTH EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
**End swaps header**
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – 99.4%
Communication Services – 8.0%
25,015 Alphabet, Inc., Class A $ 9,514,205
20,367 Alphabet, Inc., Class C 7,666,750
150 AST SpaceMobile, Inc.* 17,012
83,788 AT&T, Inc. 2,077,942
1,007 Charter Communications, Inc.,
Class A* 145,058
43,808 Comcast Corp., Class A 1,089,505
883 DoubleVerify Holdings, Inc.* 8,565
3,041 Electronic Arts, Inc. 613,431
2,591 Fox Corp., Class A 165,617
1,798 Fox Corp., Class B 103,187
990 IAC, Inc.* 44,441
1,050 Iridium Communications, Inc. 54,369
133 Liberty Broadband Corp., Class
A* 4,493
1,062 Liberty Broadband Corp., Class
C* 35,853
30 Liberty Capital Corp.* 669
208 Liberty Capital Corp., Class C* 4,653
2,283 Liberty Global Ltd., Class A
(Belgium)* 28,560
1,678 Liberty Global Ltd., Class C
(Belgium)* 20,405
169 Liberty Media Corp.-Liberty
Formula One, Class A* 14,192
1,744 Liberty Media Corp.-Liberty
Formula One, Class C* 158,338
213 Madison Square Garden Sports
Corp.* 79,724
2,941 Match Group, Inc. 106,258
4,698 Meta Platforms, Inc., Class A 2,971,532
1,229 Millicom International Cellular
SA (Guatemala) 104,907
1,935 New York Times Co. (The),
Class A 145,531
4,556 News Corp., Class A 118,911
1,563 News Corp., Class B 46,609
323 Nexstar Media Group, Inc. 57,633
3,870 Omnicom Group, Inc. 281,388
3,585 Pinterest, Inc., Class A* 71,879
1,350 Roku, Inc.* 175,743
2,275 Sirius XM Holdings, Inc. 67,158
1,445 Take-Two Interactive Software,
Inc.* 323,911
481 TKO Group Holdings, Inc. 98,692
5,836 T-Mobile US, Inc. 1,094,425
890 Trump Media & Technology
Group Corp.* 8,286
51,205 Verizon Communications, Inc. 2,448,111
1,743 Versant Media Group, Inc. 75,193
21,585 Walt Disney Co. (The) 2,198,001
28,129 Warner Bros Discovery, Inc.* 759,764
3,562 ZoomInfo Technologies, Inc.* 11,862
33,012,763
Consumer Discretionary – 6.8%
6,165 ADT, Inc. 41,367
31,973 Amazon.com, Inc.* 8,653,173
1,790 Amer Sports, Inc. (Finland)* 63,688
2,621 Aptiv PLC* 178,071
Shares Description Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
3,173 Aramark $ 169,375
335 AutoNation, Inc.* 62,886
160 AutoZone, Inc.* 469,630
2,554 Bath & Body Works, Inc. 51,131
2,320 Best Buy Co., Inc. 180,844
530 Birkenstock Holding PLC
(Germany)*
(a)
23,887
605 Booking Holdings, Inc. 101,295
2,618 BorgWarner, Inc. 188,025
692 Boyd Gaming Corp. 57,215
600 Bright Horizons Family
Solutions, Inc.* 37,572
787 Brunswick Corp. 65,919
2,489 Caesars Entertainment, Inc.* 72,305
1,832 CarMax, Inc.* 81,744
8,987 Carnival Corp. Ltd. 252,175
223 Choice Hotels International,
Inc.
(a)
24,280
126 Churchill Downs, Inc. 10,988
422 Columbia Sportswear Co. 27,928
680 Crocs, Inc.* 80,696
3,216 D.R. Horton, Inc. 473,041
95 Darden Restaurants, Inc. 19,371
763 Dick's Sporting Goods, Inc. 173,636
38 Dillard's, Inc., Class A 22,428
266 Domino's Pizza, Inc. 82,614
5,481 eBay, Inc. 598,909
555 Etsy, Inc.* 37,696
656 Five Below, Inc.* 149,148
936 Floor & Decor Holdings, Inc.,
Class A* 48,110
371 Flutter Entertainment PLC* 35,980
46,980 Ford Motor Co. 819,331
5,171 GameStop Corp., Class A* 109,522
2,741 Gap, Inc. (The) 57,972
1,967 Garmin Ltd. 460,121
10,988 General Motors Co. 914,641
2,725 Gentex Corp. 65,836
1,674 Genuine Parts Co. 165,224
267 Grand Canyon Education, Inc.* 40,010
1,326 H&R Block, Inc. 51,038
1,322 Harley-Davidson, Inc. 31,966
1,589 Hasbro, Inc. 136,924
2,844 Home Depot, Inc. (The) 901,946
493 Hyatt Hotels Corp., Class A 89,410
650 Lear Corp. 93,028
2,496 Lennar Corp., Class A 224,091
126 Lennar Corp., Class B 11,098
318 Liberty Live Holdings, Inc.,
Class A* 30,630
636 Liberty Live Holdings, Inc.,
Class C* 63,027
274 Lithia Motors, Inc. 79,704
3,116 LKQ Corp. 84,506
6,806 Lowe’s Cos., Inc. 1,458,934
1,202 Lucid Group, Inc.*
(a)
7,873
537 Lululemon Athletica, Inc.* 70,444
3,264 Macy’s, Inc. 71,025
645 Marriott International, Inc.,
Class A 242,262

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
3,872 Mattel, Inc.* $ 57,848
8,161 McDonald's Corp. 2,278,551
2,469 MGM Resorts International* 107,821
623 Mohawk Industries, Inc.* 66,923
6,079 Newell Brands, Inc. 20,669
13,924 NIKE, Inc., Class B 643,707
517 Norwegian Cruise Line Holdings
Ltd.* 9,482
36 NVR, Inc.* 219,773
732 Ollie's Bargain Outlet Holdings,
Inc.* 59,753
847 O'Reilly Automotive, Inc.* 73,587
2,317 Penn Entertainment, Inc.* 43,629
241 Penske Automotive Group, Inc.
(a)
40,336
358 Pool Corp. 64,941
2,403 PulteGroup, Inc. 283,987
635 PVH Corp. 59,233
4,616 QuantumScape Corp.* 41,452
446 Ralph Lauren Corp. 162,299
1,417 Restaurant Brands International,
Inc. (Canada) 105,850
125 RH* 18,561
9,324 Rivian Automotive, Inc., Class
A* 151,981
3,094 Ross Stores, Inc. 716,973
1,681 Service Corp. International 126,394
830 SharkNinja, Inc.* 101,169
11,884 Starbucks Corp. 1,178,417
202 Tapestry, Inc. 29,383
618 Thor Industries, Inc. 48,871
6,733 TJX Cos., Inc. (The) 1,041,932
1,199 Toll Brothers, Inc. 166,109
330 TopBuild Corp.* 137,768
506 Travel + Leisure Co. 34,408
398 Ulta Beauty, Inc.* 202,522
3,036 Under Armour, Inc., Class A* 17,821
2,679 Under Armour, Inc., Class C* 15,351
125 Vail Resorts, Inc.
(a)
16,700
880 Versigent PLC* 38,826
4,239 VF Corp. 72,826
934 Wayfair, Inc., Class A* 67,491
1,228 Wendy's Co. (The)
(a)
9,456
681 Whirlpool Corp. 29,569
1,203 Williams-Sonoma, Inc. 244,895
102 Wyndham Hotels & Resorts, Inc. 8,187
1,000 Wynn Resorts Ltd. 101,220
814 YETI Holdings, Inc.* 39,048
2,233 Yum! Brands, Inc. 330,372
28,101,781
Consumer Staples – 6.7%
4,977 Albertsons Cos., Inc., Class A 77,691
20,297 Altria Group, Inc. 1,412,265
5,757 Archer-Daniels-Midland Co. 459,293
1,522 BellRing Brands, Inc.* 12,724
1,357 BJ's Wholesale Club Holdings,
Inc.* 115,725
105 Boston Beer Co., Inc. (The),
Class A* 18,614
679 Brown-Forman Corp., Class A 18,150
Shares Description Value
Common Stocks – (continued)
Consumer Staples – (continued)
1,770 Brown-Forman Corp., Class B $ 45,524
1,598 Bunge Global SA 197,033
2,328 Campbell's Company (The)
(a)
49,144
390 Casey's General Stores, Inc. 299,185
2,965 Church & Dwight Co., Inc. 283,543
1,474 Clorox Co. (The) 132,690
24,108 Coca-Cola Co. (The) 1,904,773
538 Coca-Cola Consolidated, Inc. 93,214
5,010 Colgate-Palmolive Co. 451,551
5,735 Conagra Brands, Inc. 76,161
1,739 Constellation Brands, Inc., Class
A 241,408
5,227 Coty, Inc., Class A* 11,134
1,676 Darling Ingredients, Inc.* 99,052
2,641 Dollar General Corp. 292,121
2,326 Dollar Tree, Inc.* 270,839
665 elf Beauty, Inc.* 37,240
2,973 Estee Lauder Cos., Inc. (The),
Class A 264,448
2,587 Flowers Foods, Inc. 19,765
414 Freshpet, Inc.* 21,362
6,582 General Mills, Inc. 222,537
1,537 Hershey Co. (The) 298,224
3,481 Hormel Foods Corp. 80,864
766 Ingredion, Inc. 77,703
1,241 J M Smucker Co. (The) 128,071
22,867 Kenvue, Inc. 395,142
15,589 Keurig Dr Pepper, Inc. 468,138
2,550 Kimberly-Clark Corp. 248,880
10,282 Kraft Heinz Co. (The) 246,871
7,064 Kroger Co. (The) 439,028
1,642 Lamb Weston Holdings, Inc. 70,902
2,069 Maplebear, Inc.* 82,346
3,054 McCormick & Co., Inc. 144,668
2,010 Molson Coors Beverage Co.,
Class B
(a)
79,455
15,596 Mondelez International, Inc.,
Class A 954,007
14,332 PepsiCo, Inc. 2,066,531
1,609 Performance Food Group Co.* 157,988
18,882 Philip Morris International, Inc. 3,349,289
489 Pilgrim's Pride Corp. 13,844
612 Post Holdings, Inc.* 56,206
3,081 Primo Brands Corp., Class A 76,409
28,485 Procter & Gamble Co. (The) 4,089,307
702 Reynolds Consumer Products,
Inc. 15,212
5 Seaboard Corp. 25,410
546 Smithfield Foods, Inc. 14,103
2,616 Sysco Corp. 198,319
5,478 Target Corp. 696,089
3,359 Tyson Foods, Inc., Class A 204,966
2,769 US Foods Holding Corp.* 226,643
47,471 Walmart, Inc. 5,494,768
27,526,569
Energy – 6.3%
4,025 Antero Midstream Corp. 84,364
3,522 Antero Resources Corp.* 125,912
4,266 APA Corp. 155,410

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Energy – (continued)
11,928 Baker Hughes Co. $ 761,961
1,468 Cheniere Energy, Inc. 330,094
22,705 Chevron Corp. 4,142,754
704 Chord Energy Corp. 92,836
15,043 ConocoPhillips 1,714,601
13,835 Devon Energy Corp. 615,519
2,287 Diamondback Energy, Inc. 437,915
1,213 DT Midstream, Inc. 169,796
6,643 EOG Resources, Inc. 886,043
7,506 EQT Corp. 412,305
2,766 Expand Energy Corp. 257,183
51,345 Exxon Mobil Corp. 7,458,375
10,309 Halliburton Co. 400,505
1,737 HF Sinclair Corp. 121,399
23,401 Kinder Morgan, Inc. 727,303
3,648 Marathon Petroleum Corp. 907,513
1,521 Matador Resources Co. 81,526
4,492 NOV, Inc. 89,660
8,515 Occidental Petroleum Corp. 482,204
7,522 ONEOK, Inc. 631,397
3,489 Ovintiv, Inc. 195,524
8,626 Permian Resources Corp., Class
A 165,878
4,555 Phillips 66 801,133
2,834 Range Resources Corp. 110,384
16,686 SLB Ltd. 910,221
4,863 TechnipFMC PLC (United
Kingdom) 332,726
3,677 Valero Energy Corp. 900,203
2,033 Viper Energy, Inc., Class A 92,502
860 Weatherford International PLC 89,130
13,876 Williams Cos., Inc. (The) 990,608
25,674,884
Financials – 18.7%
341 Affiliated Managers Group, Inc. 103,272
1,307 Affirm Holdings, Inc.* 96,261
5,860 Aflac, Inc. 658,781
11,959 AGNC Investment Corp. REIT 124,493
3,173 Allstate Corp. (The) 653,924
2,928 Ally Financial, Inc. 125,348
4,414 American Express Co. 1,396,899
795 American Financial Group, Inc. 103,191
6,716 American International Group,
Inc. 498,529
112 Ameriprise Financial, Inc. 49,920
8,283 Annaly Capital Management,
Inc. REIT 180,984
187 Aon PLC, Class A 59,103
1,499 Apollo Global Management, Inc. 192,936
4,398 Arch Capital Group Ltd.* 392,917
2,860 Arthur J Gallagher & Co. 575,175
615 Assurant, Inc. 153,055
562 Assured Guaranty Ltd. 41,706
935 Axis Capital Holdings Ltd. 88,760
73,480 Bank of America Corp. 3,791,568
7,897 Bank of New York Mellon Corp.
(The) 1,101,079
1,280 Bank OZK 61,939
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
22,412 Berkshire Hathaway, Inc., Class
B* $ 10,634,046
1,841 Blackrock, Inc. 1,927,306
4,136 Block, Inc.* 313,178
318 BOK Financial Corp. 40,717
679 Brighthouse Financial, Inc.* 42,471
3,019 Brookfield Asset Management
Ltd., Class A (Canada)
(a)
146,723
3,120 Brown & Brown, Inc. 175,500
347 Bullish (Cayman Islands)*
(a)
12,114
7,466 Capital One Financial Corp. 1,403,085
3,143 Carlyle Group, Inc. (The) 142,786
1,255 Cboe Global Markets, Inc. 418,618
18,528 Charles Schwab Corp. (The) 1,618,421
4,417 Chubb Ltd. 1,376,911
1,852 Cincinnati Financial Corp. 291,542
17,299 Citigroup, Inc. 2,177,944
5,226 Citizens Financial Group, Inc. 325,371
4,331 CME Group, Inc. 1,184,702
318 CNA Financial Corp. 13,375
2,441 Coinbase Global, Inc., Class A* 461,422
3,578 Columbia Banking System, Inc. 106,052
1,557 Commerce Bancshares, Inc. 81,307
3,265 Corebridge Financial, Inc. 88,155
50 Credit Acceptance Corp.* 28,682
709 Cullen/Frost Bankers, Inc. 96,084
1,648 East West Bancorp, Inc. 201,946
485 Euronet Worldwide, Inc.* 35,153
461 Evercore, Inc., Class A 157,136
427 Everest Group Ltd. 138,361
419 FactSet Research Systems, Inc. 102,852
3,122 Fidelity National Financial, Inc. 147,827
6,331 Fidelity National Information
Services, Inc. 272,170
10,941 Fifth Third Bancorp 546,284
355 Figure Technology Solutions,
Inc., Class A* 12,549
1,191 First American Financial Corp. 78,880
120 First Citizens BancShares, Inc.,
Class A 238,861
1,768 First Hawaiian, Inc. 47,701
6,042 First Horizon Corp. 146,398
4,724 Fiserv, Inc.* 267,189
4,271 FNB Corp. 74,657
3,982 Franklin Resources, Inc. 123,522
2,938 Global Payments, Inc. 221,848
993 Globe Life, Inc. 152,167
3,358 Goldman Sachs Group, Inc.
(The)
(b)
3,443,830
160 Hamilton Lane, Inc., Class A 13,941
457 Hanover Insurance Group, Inc.
(The) 85,093
3,411 Hartford Insurance Group, Inc.
(The) 433,640
403 Houlihan Lokey, Inc. 57,089
24,374 Huntington Bancshares, Inc. 398,759
4,825 Interactive Brokers Group, Inc.,
Class A 419,630
6,859 Intercontinental Exchange, Inc. 1,014,103
4,386 Invesco Ltd. 124,826

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
879 Jack Henry & Associates, Inc. $ 119,825
1,504 Janus Henderson Group PLC 77,772
1,396 Jefferies Financial Group, Inc. 73,597
33,024 JPMorgan Chase & Co. 9,884,413
830 Kemper Corp. 20,476
11,380 KeyCorp 242,735
6,125 KKR & Co., Inc. 587,633
900 Lazard, Inc. 42,597
2,043 Lincoln National Corp. 72,097
2,050 Loews Corp. 212,278
1,891 M&T Bank Corp. 408,664
129 Markel Group, Inc.* 234,211
432 MarketAxess Holdings, Inc. 56,177
5,227 Marsh & McLennan Cos., Inc. 836,163
6,776 MetLife, Inc. 560,307
2,808 MGIC Investment Corp. 70,818
13,788 Morgan Stanley 2,867,904
97 Morningstar, Inc. 17,656
454 MSCI, Inc. 286,647
5,485 Nasdaq, Inc. 507,472
2,345 Northern Trust Corp. 387,980
2,755 Old Republic International Corp. 102,569
1,531 OneMain Holdings, Inc. 84,680
11,370 PayPal Holdings, Inc. 508,808
1,739 Pinnacle Financial Partners, Inc. 169,970
4,751 PNC Financial Services Group,
Inc. (The) 1,050,541
736 Popular, Inc. (Puerto Rico) 109,318
406 Primerica, Inc. 109,608
2,672 Principal Financial Group, Inc. 276,873
6,753 Progressive Corp. (The) 1,285,771
1,103 Prosperity Bancshares, Inc. 76,063
4,267 Prudential Financial, Inc. 429,431
2,204 Raymond James Financial, Inc. 316,076
10,818 Regions Financial Corp. 302,904
793 Reinsurance Group of America,
Inc. 159,187
578 RenaissanceRe Holdings Ltd.
(Bermuda) 162,042
6,651 Rithm Capital Corp. REIT 61,987
934 RLI Corp. 46,737
7,984 Robinhood Markets, Inc., Class
A* 752,891
11,334 Rocket Cos., Inc., Class A* 164,456
3,666 S&P Global, Inc. 1,554,384
1,246 SEI Investments Co. 109,498
2,191 SLM Corp. 48,465
12,696 SoFi Technologies, Inc.* 231,321
1,208 SouthState Bank Corp. 114,458
4,153 Starwood Property Trust, Inc.
REIT 70,933
3,366 State Street Corp. 523,884
1,798 Stifel Financial Corp. 126,130
4,372 Synchrony Financial 312,336
2,819 T. Rowe Price Group, Inc. 294,670
935 TFS Financial Corp. 14,876
102 TPG, Inc. 4,342
1,281 Tradeweb Markets, Inc., Class A 128,420
2,635 Travelers Cos., Inc. (The) 769,130
15,764 Truist Financial Corp. 759,982
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
2,078 Unum Group $ 172,952
18,800 US Bancorp 1,031,180
407 UWM Holdings Corp. 1,245
1,111 Virtu Financial, Inc., Class A 55,717
1,163 Voya Financial, Inc. 94,459
2,736 W R Berkley Corp. 173,845
2,004 Webster Financial Corp. 145,731
37,633 Wells Fargo & Co. 2,918,063
1,023 Western Alliance Bancorp 81,482
3,812 Western Union Co. (The) 30,992
383 WEX, Inc.* 55,520
32 White Mountains Insurance
Group Ltd. 66,074
1,201 Willis Towers Watson PLC 299,854
845 Wintrust Financial Corp. 126,944
4,439 XP, Inc., Class A (Brazil) 73,998
1,736 Zions Bancorp NA 108,413
76,749,396
Health Care – 10.5%
20,914 Abbott Laboratories 1,790,238
1,274 Acadia Healthcare Co., Inc.* 29,557
3,425 Agilent Technologies, Inc. 464,190
826 Align Technology, Inc.* 144,509
1,705 Amgen, Inc. 574,227
7,944 Avantor, Inc.* 72,449
6,165 Baxter International, Inc. 115,779
3,440 Becton Dickinson & Co. 506,093
1,750 Biogen, Inc.* 343,000
2,279 BioMarin Pharmaceutical, Inc.* 130,564
224 Bio-Rad Laboratories, Inc., Class
A* 69,996
1,888 Bio-Techne Corp. 97,572
14,700 Boston Scientific Corp.* 710,157
19,807 Bristol-Myers Squibb Co. 1,132,564
1,236 Bruker Corp. 72,788
1,453 Cardinal Health, Inc. 285,950
5,981 Centene Corp.* 356,468
1,272 Certara, Inc.* 7,403
591 Charles River Laboratories
International, Inc.* 106,800
150 Chemed Corp. 63,962
2,928 Cigna Group (The) 812,227
2,396 Cooper Cos., Inc. (The)* 146,659
15,078 CVS Health Corp. 1,371,796
7,628 Danaher Corp. 1,393,407
2,395 DENTSPLY SIRONA, Inc. 25,076
6,924 Edwards Lifesciences Corp.* 598,718
5,924 Elanco Animal Health, Inc.* 141,287
2,725 Elevance Health, Inc. 1,071,443
1,208 Encompass Health Corp. 127,867
2,392 Envista Holdings Corp.* 56,332
681 Exelixis, Inc.* 34,377
5,500 GE HealthCare Technologies,
Inc. 342,870
10,951 Gilead Sciences, Inc. 1,472,143
1,350 Globus Medical, Inc., Class A* 110,539
1,542 HCA Healthcare, Inc. 583,709
1,317 Henry Schein, Inc.* 100,856
1,461 Humana, Inc. 446,219

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Health Care – (continued)
1,906 Illumina, Inc.* $ 310,602
1,417 Incyte Corp.* 137,081
135 Insmed, Inc.* 14,433
135 Ionis Pharmaceuticals, Inc.* 10,328
2,035 IQVIA Holdings, Inc.* 370,797
707 Jazz Pharmaceuticals PLC* 167,198
29,170 Johnson & Johnson 6,572,876
1,001 Labcorp Holdings, Inc. 260,320
125 McKesson Corp. 92,805
3,934 Medline, Inc., Class A* 143,827
15,426 Medtronic PLC 1,138,593
30,202 Merck & Co., Inc. 3,585,581
249 Mettler-Toledo International,
Inc.* 293,964
4,411 Moderna, Inc.* 208,155
302 Molina Healthcare, Inc.* 52,427
161 Neurocrine Biosciences, Inc.* 25,486
3,531 Organon & Co. 47,104
1,825 Perrigo Co. PLC 20,166
68,874 Pfizer, Inc. 1,803,121
2,442 QIAGEN NV 89,353
1,342 Quest Diagnostics, Inc. 261,556
1,218 Regeneron Pharmaceuticals, Inc. 748,802
557 Repligen Corp.* 69,040
1,342 ResMed, Inc. 255,745
2,082 REVOLUTION Medicines, Inc.* 327,873
1,453 Revvity, Inc. 151,911
4,560 Roivant Sciences Ltd.* 136,754
4,714 Royalty Pharma PLC, Class A 262,853
1,675 Solventum Corp.* 125,541
1,742 Sotera Health Co.* 27,245
1,189 STERIS PLC 252,936
3,086 Stryker Corp. 941,508
537 Teleflex, Inc. 69,080
1,051 Tenet Healthcare Corp.* 184,261
4,581 Thermo Fisher Scientific, Inc. 2,256,188
535 United Therapeutics Corp.* 297,899
11,037 UnitedHealth Group, Inc. 4,197,481
665 Universal Health Services, Inc.,
Class B 97,163
369 Veeva Systems, Inc., Class A* 64,331
14,278 Viatris, Inc. 232,160
1,208 Viking Therapeutics, Inc.* 39,550
795 Waters Corp.* 304,938
866 West Pharmaceutical Services,
Inc. 279,553
2,381 Zimmer Biomet Holdings, Inc. 196,028
1,092 Zoetis, Inc. 84,838
43,119,242
Industrials – 12.8%
5,447 3M Co. 834,099
1,395 A O Smith Corp. 79,124
379 Acuity, Inc. 115,637
853 Advanced Drainage Systems,
Inc. 118,704
1,591 AECOM 110,368
742 AGCO Corp. 83,312
1,210 Alaska Air Group, Inc.* 55,684
1,033 Allegion PLC 134,362
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
854 Allison Transmission Holdings,
Inc. $ 96,955
1,932 Amentum Holdings, Inc.* 44,880
7,357 American Airlines Group, Inc.* 107,707
2,779 AMETEK, Inc. 627,637
4,426 API Group Corp.* 181,466
453 Applied Industrial Technologies,
Inc. 137,626
404 Armstrong World Industries, Inc. 63,792
1,706 ATI, Inc.* 298,823
364 Automatic Data Processing, Inc. 80,750
133 Avis Budget Group, Inc.* 23,387
7,893 Boeing Co. (The)* 1,824,467
136 Broadridge Financial Solutions,
Inc. 20,906
1,344 Builders FirstSource, Inc.* 102,493
912 BWX Technologies, Inc. 178,643
1,419 C.H. Robinson Worldwide, Inc. 253,504
261 CACI International, Inc., Class
A* 134,026
450 Carlisle Cos., Inc. 155,165
473 Carpenter Technology Corp. 221,828
9,697 Carrier Global Corp. 619,347
4,934 Caterpillar, Inc. 4,321,543
5,516 Clarivate PLC* 13,956
615 Clean Harbors, Inc.* 172,833
10,561 CNH Industrial NV 107,828
636 Concentrix Corp. 17,992
804 Copart, Inc.* 26,347
950 Core & Main, Inc., Class A* 46,978
596 Crane Co. 109,068
22,599 CSX Corp. 1,022,831
1,660 Cummins, Inc. 1,073,406
453 Curtiss-Wright Corp. 338,667
2,940 Deere & Co. 1,594,009
7,854 Delta Air Lines, Inc. 647,798
1,440 Donaldson Co., Inc. 117,893
1,634 Dover Corp. 345,362
4,709 Eaton Corp. PLC 1,886,425
361 EMCOR Group, Inc. 298,482
6,789 Emerson Electric Co. 976,394
1,224 Equifax, Inc. 202,927
677 Esab Corp. 62,575
707 Everus Construction Group,
Inc.* 105,180
1,599 Expeditors International of
Washington, Inc. 252,626
2,539 Fastenal Co. 112,224
2,616 FedEx Corp. 1,077,138
2,197 Ferguson Enterprises, Inc. 496,456
1,565 Flowserve Corp. 118,173
3,857 Fortive Corp. 224,940
1,464 Fortune Brands Innovations, Inc. 57,008
403 FTI Consulting, Inc.* 61,732
2,809 Gates Industrial Corp. PLC* 72,809
696 Generac Holdings, Inc.* 193,425
3,048 General Dynamics Corp. 1,057,107
1,941 Genpact Ltd. 63,956
2,003 Graco, Inc. 151,126
1,385 GXO Logistics, Inc.* 69,402

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
2,110 Hayward Holdings, Inc.* $ 29,772
955 Hexcel Corp. 85,749
7,677 Honeywell International, Inc. 1,826,051
651 Hubbell, Inc. 308,320
465 Huntington Ingalls Industries,
Inc. 143,299
917 IDEX Corp. 193,331
2,369 Illinois Tool Works, Inc. 585,806
4,859 Ingersoll Rand, Inc. 348,099
963 ITT, Inc. 187,785
953 J.B. Hunt Transport Services, Inc. 263,438
1,470 Jacobs Solutions, Inc. 176,194
7,436 Johnson Controls International
PLC 996,870
1,559 KBR, Inc. 54,487
673 Kirby Corp.* 94,617
1,896 Knight-Swift Transportation
Holdings, Inc. 143,395
2,255 L3Harris Technologies, Inc. 710,731
454 Landstar System, Inc. 93,933
1,529 Leidos Holdings, Inc. 195,406
553 Leonardo DRS, Inc. 26,964
661 Lincoln Electric Holdings, Inc. 170,862
1,809 Lockheed Martin Corp. 959,584
4,022 Lyft, Inc., Class A* 56,750
705 ManpowerGroup, Inc. 22,299
2,543 Masco Corp. 178,646
604 MasTec, Inc.* 228,536
612 Middleby Corp. (The)* 94,866
484 MSA Safety, Inc. 80,247
528 MSC Industrial Direct Co., Inc.,
Class A 57,800
1,303 Mueller Industries, Inc. 167,566
657 Nordson Corp. 188,776
2,721 Norfolk Southern Corp. 829,796
1,634 Northrop Grumman Corp. 921,053
1,966 nVent Electric PLC 328,302
2,115 Old Dominion Freight Line, Inc. 476,192
767 Oshkosh Corp. 99,710
4,751 Otis Worldwide Corp. 336,561
1,018 Owens Corning 128,085
6,205 PACCAR, Inc. 684,846
1,525 Parker-Hannifin Corp. 1,288,061
663 Parsons Corp.* 39,183
2,667 Paychex, Inc. 258,646
249 Paycom Software, Inc. 34,778
48 Paylocity Holding Corp.* 5,517
1,975 Pentair PLC 139,909
399 Quanta Services, Inc. 283,980
7,157 QXO, Inc.*
(a)
123,458
2,092 RB Global, Inc. (Canada) 222,484
307 RBC Bearings, Inc.* 175,592
794 Regal Rexnord Corp. 160,197
2,440 Republic Services, Inc. 489,074
1,198 Robert Half, Inc. 35,269
1,267 Rockwell Automation, Inc. 571,493
16,215 RTX Corp. 2,913,187
480 Ryder System, Inc. 120,408
324 Saia, Inc.* 153,048
669 Schneider National, Inc., Class B 23,643
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
568 Science Applications
International Corp. $ 59,186
1,736 Sensata Technologies Holding
PLC 85,741
457 Simpson Manufacturing Co., Inc. 86,711
405 SiteOne Landscape Supply, Inc.* 43,983
622 Snap-on, Inc. 230,893
5,091 Southwest Airlines Co. 218,658
2,536 SS&C Technologies Holdings,
Inc. 171,231
2,541 StandardAero, Inc.* 72,774
1,859 Stanley Black & Decker, Inc. 147,642
2,612 Tetra Tech, Inc. 71,804
2,167 Textron, Inc. 198,844
749 Timken Co. (The) 95,857
1,202 Toro Co. (The) 108,036
550 TransDigm Group, Inc. 692,076
2,341 TransUnion 167,522
1,280 Trex Co., Inc.* 52,992
754 U-Haul Holding Co. 39,223
6,625 Union Pacific Corp. 1,739,990
3,910 United Airlines Holdings, Inc.* 448,868
8,833 United Parcel Service, Inc.,
Class B 942,393
779 United Rentals, Inc. 775,627
237 Valmont Industries, Inc. 123,195
1,736 Veralto Corp. 142,751
664 Verisk Analytics, Inc. 116,193
83 W.W. Grainger, Inc. 102,442
411 Watsco, Inc. 150,878
580 WESCO International, Inc. 209,479
2,033 Westinghouse Air Brake
Technologies Corp. 530,938
1,815 WillScot Holdings Corp. 46,700
718 Woodward, Inc. 251,322
1,097 XPO, Inc.* 235,032
2,927 Xylem, Inc. 320,624
52,393,564
Information Technology – 17.8%
7,477 Accenture PLC, Class A 1,398,722
8,111 Advanced Micro Devices, Inc.* 4,186,087
1,735 Akamai Technologies, Inc.* 259,452
1,688 Allegro MicroSystems, Inc.
(Japan)* 80,805
1,328 Amdocs Ltd. 83,624
1,562 Amkor Technology, Inc. 108,653
5,944 Analog Devices, Inc. 2,459,924
6,938 Applied Materials, Inc. 3,122,516
627 Arrow Electronics, Inc.* 134,573
11,865 Aurora Innovation, Inc.* 87,089
1,031 Avnet, Inc. 89,625
1,027 BILL Holdings, Inc.* 38,020
6,612 CCC Intelligent Solutions
Holdings, Inc.* 31,076
1,468 CDW Corp. 184,161
1,704 Ciena Corp.* 988,712
1,173 Circle Internet Group, Inc.* 132,549
644 Cirrus Logic, Inc.* 109,448
48,256 Cisco Systems, Inc. 5,810,987

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
2,021 Cognex Corp. $ 133,083
5,945 Cognizant Technology Solutions
Corp., Class A 331,463
2,124 Coherent Corp.* 767,762
9,398 Corning, Inc. 1,702,542
680 Crane NXT Co. 26,411
3,348 Dell Technologies, Inc., Class C 1,409,207
595 Docusign, Inc.* 31,249
786 Dolby Laboratories, Inc., Class A 43,867
1,785 Dropbox, Inc., Class A* 47,981
2,483 DXC Technology Co.* 24,607
1,503 Entegris, Inc. 208,601
678 EPAM Systems, Inc.* 69,468
565 Everpure, Inc., Class A* 44,923
695 F5, Inc.* 266,498
52 Fair Isaac Corp.* 65,031
1,213 First Solar, Inc.* 372,136
4,590 Flex Ltd.* 692,080
5,893 Gen Digital, Inc. 151,980
1,272 GLOBALFOUNDRIES, Inc.* 101,722
464 Globant SA* 18,727
15,779 Hewlett Packard Enterprise Co. 679,128
11,359 HP, Inc. 307,147
53,493 Intel Corp.* 6,134,577
11,282 International Business Machines
Corp. 3,359,780
303 IPG Photonics Corp.* 34,700
434 Jabil, Inc. 158,219
2,066 Keysight Technologies, Inc.* 698,990
2,737 Kyndryl Holdings, Inc.* 34,130
237 Lattice Semiconductor Corp.* 34,858
318 Littelfuse, Inc. 148,465
791 Lumentum Holdings, Inc.* 676,273
575 MACOM Technology Solutions
Holdings, Inc.* 209,668
9,680 Marvell Technology, Inc. 1,984,400
6,346 Microchip Technology, Inc. 600,649
13,532 Micron Technology, Inc. 13,139,572
878 MKS, Inc. 284,700
863 MongoDB, Inc.* 289,580
1,167 Motorola Solutions, Inc. 470,628
1,105 nCino, Inc.* 17,768
1,466 NetApp, Inc. 255,509
2,397 Nutanix, Inc., Class A* 124,812
1,200 Okta, Inc.* 147,924
5,072 ON Semiconductor Corp.* 611,785
471 Onto Innovation, Inc.* 121,631
692 Pegasystems, Inc. 24,725
1,264 PTC, Inc.* 175,355
2,528 Qnity Electronics, Inc. 394,368
1,022 Qorvo, Inc.* 105,838
10,060 QUALCOMM, Inc. 2,525,261
1,363 Ralliant Corp. 84,329
1,289 Roper Technologies, Inc. 419,608
667 Rubrik, Inc., Class A* 52,446
718 SailPoint, Inc.* 13,520
9,836 Salesforce, Inc. 1,879,660
1,738 Sandisk Corp.* 2,945,875
969 SentinelOne, Inc., Class A* 16,037
1,842 Skyworks Solutions, Inc. 143,400
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
3,589 Strategy, Inc.* $ 570,974
3,346 Super Micro Computer, Inc.* 154,217
589 Synopsys, Inc.* 280,140
938 TD SYNNEX Corp. 245,081
561 Teledyne Technologies, Inc.* 347,725
890 Teradata Corp.* 30,304
1,940 Teradyne, Inc. 726,161
6,465 Texas Instruments, Inc. 1,976,221
2,861 Trimble, Inc.* 161,389
1,441 Twilio, Inc., Class A* 274,712
102 Tyler Technologies, Inc.* 31,941
5,234 UiPath, Inc., Class A* 61,342
3,597 Unity Software, Inc.* 109,601
528 Universal Display Corp. 48,639
1,016 VeriSign, Inc. 289,946
1,773 Vontier Corp. 50,318
4,157 Western Digital Corp. 2,208,240
617 Zebra Technologies Corp., Class
A* 150,320
3,158 Zoom Communications, Inc.* 320,821
73,158,768
Materials – 4.0%
2,673 Air Products and Chemicals, Inc. 744,751
1,419 Albemarle Corp. 250,340
3,102 Alcoa Corp. 240,839
5,486 Amcor PLC 212,967
5,324 Anglogold Ashanti PLC
(Australia) 515,576
786 AptarGroup, Inc. 91,058
642 Ashland, Inc. 37,172
936 Avery Dennison Corp. 148,890
2,622 Axalta Coating Systems Ltd.* 80,679
3,393 Ball Corp. 185,495
1,343 Celanese Corp. 71,354
2,002 CF Industries Holdings, Inc. 224,925
6,804 Cleveland-Cliffs, Inc.* 92,534
8,228 Corteva, Inc. 644,088
8,162 CRH PLC 887,944
1,397 Crown Holdings, Inc. 132,827
8,511 Dow, Inc. 287,246
5,034 DuPont de Nemours, Inc. 243,746
380 Eagle Materials, Inc. 84,048
1,384 Eastman Chemical Co. 105,004
2,273 Ecolab, Inc. 581,888
2,712 Element Solutions, Inc. 115,070
1,485 FMC Corp. 20,285
17,218 Freeport-McMoRan, Inc. 1,131,395
3,591 Graphic Packaging Holding Co. 40,435
2,252 Huntsman Corp. 34,568
3,074 International Flavors &
Fragrances, Inc. 233,778
6,299 International Paper Co. 210,828
623 James Hardie Industries PLC* 14,503
5,674 Linde PLC 2,823,893
755 Louisiana-Pacific Corp. 57,667
3,073 LyondellBasell Industries NV,
Class A 204,815
716 Martin Marietta Materials, Inc. 416,454
3,800 Mosaic Co. (The) 90,820

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Materials – (continued)
1,538 MP Materials Corp.* $ 99,509
76 NewMarket Corp. 58,792
13,263 Newmont Corp. 1,456,410
2,770 Nucor Corp. 692,500
1,624 Olin Corp. 42,013
1,062 Packaging Corp. of America 232,482
2,739 PPG Industries, Inc. 309,452
642 Reliance, Inc. 244,454
987 Royal Gold, Inc. 221,562
1,524 RPM International, Inc. 161,498
596 Scotts Miracle-Gro Co. (The) 35,164
262 Sherwin-Williams Co. (The) 79,606
1,146 Silgan Holdings, Inc. 43,044
6,277 Smurfit Westrock PLC 258,299
1,925 Solstice Advanced Materials, Inc. 162,143
1,321 Sonoco Products Co. 64,306
1,015 Southern Copper Corp. (Mexico) 194,170
1,523 Steel Dynamics, Inc. 396,208
1,590 Vulcan Materials Co. 449,843
403 Westlake Corp. 34,992
16,494,329
Real Estate – 3.8%
1,352 Agree Realty Corp. REIT 100,251
2,059 Alexandria Real Estate Equities,
Inc. REIT 102,291
4,118 American Homes 4 Rent, Class
A REIT 132,105
3,427 Americold Realty Trust, Inc.
REIT 53,770
1,719 AvalonBay Communities, Inc.
REIT 313,735
3,658 Brixmor Property Group, Inc.
REIT 111,788
1,908 BXP, Inc. REIT 114,499
1,290 Camden Property Trust REIT 137,462
3,183 CBRE Group, Inc., Class A* 398,002
4,412 CoStar Group, Inc.* 142,066
2,111 Cousins Properties, Inc. REIT 56,596
5,221 Crown Castle, Inc. REIT 477,722
2,727 CubeSmart REIT 109,080
4,158 Digital Realty Trust, Inc. REIT 790,020
634 EastGroup Properties, Inc. REIT 128,011
993 EPR Properties REIT 56,651
1,184 Equinix, Inc. REIT 1,264,559
2,272 Equity LifeStyle Properties, Inc.
REIT 140,341
4,558 Equity Residential REIT 298,321
764 Essex Property Trust, Inc. REIT 208,297
2,540 Extra Space Storage, Inc. REIT 366,547
1,020 Federal Realty Investment Trust
REIT 122,023
1,535 First Industrial Realty Trust, Inc.
REIT 94,970
3,173 Gaming and Leisure Properties,
Inc. REIT 149,036
3,944 Healthcare Realty Trust, Inc.
REIT 78,565
8,344 Healthpeak Properties, Inc. REIT 159,788
1,271 Highwoods Properties, Inc. REIT 33,173
Shares Description Value
Common Stocks – (continued)
Real Estate – (continued)
8,249 Host Hotels & Resorts, Inc.
REIT $ 189,562
397 Howard Hughes Holdings, Inc.* 25,150
7,355 Invitation Homes, Inc. REIT 215,134
3,534 Iron Mountain, Inc. REIT 453,236
400 Jones Lang LaSalle, Inc.* 112,924
1,420 Kilroy Realty Corp. REIT 48,663
8,042 Kimco Realty Corp. REIT 193,651
848 Lineage, Inc. REIT 37,660
6,004 Medical Properties Trust, Inc.
REIT 30,680
1,405 Mid-America Apartment
Communities, Inc. REIT 181,343
1,853 Millrose Properties, Inc. REIT 52,292
960 National Storage Affiliates Trust
REIT 40,944
2,258 NNN REIT, Inc. REIT 100,504
3,391 Omega Healthcare Investors, Inc.
REIT 158,563
2,938 Park Hotels & Resorts, Inc. REIT 35,638
11,157 Prologis, Inc. REIT 1,600,695
1,654 Public Storage REIT 502,303
3,609 Rayonier, Inc. REIT 75,392
10,920 Realty Income Corp. REIT 669,178
2,176 Regency Centers Corp. REIT 168,314
2,962 Rexford Industrial Realty, Inc.
REIT 105,062
1,289 SBA Communications Corp.
REIT 261,873
3,040 Simon Property Group, Inc.
REIT 622,926
2,254 STAG Industrial, Inc. REIT 85,359
1,222 Sun Communities, Inc. REIT 151,113
3,759 UDR, Inc. REIT 138,707
5,682 Ventas, Inc. REIT 479,674
12,709 VICI Properties, Inc. REIT 358,648
2,121 Vornado Realty Trust REIT 71,584
2,603 W.P. Carey, Inc. REIT 193,715
8,339 Welltower, Inc. REIT 1,712,247
8,714 Weyerhaeuser Co. REIT 213,580
671 Zillow Group, Inc., Class A* 23,727
1,963 Zillow Group, Inc., Class C* 68,705
15,518,415
Utilities – 4.0%
8,542 AES Corp. (The) 125,311
3,082 Alliant Energy Corp. 220,702
3,250 Ameren Corp. 350,903
6,439 American Electric Power Co.,
Inc. 815,628
2,339 American Water Works Co., Inc. 288,329
1,907 Atmos Energy Corp. 322,531
1,848 Brookfield Renewable Corp.
(Canada)
(a)
73,883
7,923 CenterPoint Energy, Inc. 334,826
1,608 Clearway Energy, Inc., Class C 66,185
3,587 CMS Energy Corp. 260,309
4,342 Consolidated Edison, Inc. 458,645
3,771 Constellation Energy Corp. 1,085,105
10,278 Dominion Energy, Inc. 688,009

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Description Value
Common Stocks – (continued)
Utilities – (continued)
2,499 DTE Energy Co. $ 357,032
9,362 Duke Energy Corp. 1,148,998
4,589 Edison International 320,955
5,394 Entergy Corp. 588,216
3,496 Essential Utilities, Inc. 128,967
2,776 Evergy, Inc. 227,743
4,412 Eversource Energy 301,207
12,174 Exelon Corp. 555,621
6,597 FirstEnergy Corp. 306,035
707 IDACORP, Inc. 99,171
2,790 MDU Resources Group, Inc. 58,813
1,109 National Fuel Gas Co. 85,670
25,294 NextEra Energy, Inc. 2,200,831
5,665 NiSource, Inc. 261,836
2,418 OGE Energy Corp. 114,202
26,377 PG&E Corp. 431,000
1,440 Pinnacle West Capital Corp. 143,626
8,912 PPL Corp. 315,396
6,019 Public Service Enterprise Group,
Inc. 473,394
7,862 Sempra 700,740
13,252 Southern Co. (The) 1,219,847
547 Talen Energy Corp.* 211,580
2,581 UGI Corp. 90,129
3,939 WEC Energy Group, Inc. 437,426
7,144 Xcel Energy, Inc. 567,948
16,436,749
TOTAL COMMON STOCKS
(Cost $317,967,298)
408,186,460
Shares Dividend Rate Value
aa
Investment Company – 0.5%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
2,106,457 3.519% $ 2,106,457
(Cost $2,106,457)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $320,073,755)
410,292,917
a
Securities Lending Reinvestment Vehicle – 0.1%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
581,317 3.532% 581,317
(Cost $581,317)
TOTAL INVESTMENTS – 100.0%
(Cost $320,655,072)
$ 410,874,234
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.0%
132,381
NET ASSETS – 100.0%
$ 411,006,615
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At May 31, 2026, the Portfolio had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
E-Mini Russell 1000 Index 21 06/18/26 $ 2,457,525 $ 143,675

GOLDMAN SACHS MARKETBETA
®
U.S. EQUITY ETF
Schedule of Investments
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – 99.8%
Communication Services – 10.9%
287,982 Alphabet, Inc., Class A $ 109,531,074
250,747 Alphabet, Inc., Class C 94,388,693
345,925 AT&T, Inc. 8,578,940
4,099 Charter Communications, Inc.,
Class A* 590,461
176,601 Comcast Corp., Class A 4,392,067
11,261 Electronic Arts, Inc. 2,271,569
9,828 Fox Corp., Class A 628,206
7,251 Fox Corp., Class B 416,135
7,896 Live Nation Entertainment, Inc.* 1,329,765
108,193 Meta Platforms, Inc., Class A 68,433,155
209,116 Netflix, Inc.* 17,988,158
6,373 Reddit, Inc., Class A* 1,121,648
30,687 ROBLOX Corp., Class A* 1,446,892
7,678 Spotify Technology SA* 3,821,187
8,590 Take-Two Interactive Software,
Inc.* 1,925,535
23,289 T-Mobile US, Inc. 4,367,386
209,098 Verizon Communications, Inc. 9,996,975
87,782 Walt Disney Co. (The) 8,938,841
113,011 Warner Bros Discovery, Inc.* 3,052,427
343,219,114
Consumer Discretionary – 10.1%
20,231 Airbnb, Inc., Class A* 2,696,995
474,935 Amazon.com, Inc.* 128,536,408
812 AutoZone, Inc.* 2,383,374
38,933 Booking Holdings, Inc. 6,518,552
51,973 Carnival Corp. Ltd. 1,458,362
33,460 Carvana Co.* 2,442,580
64,108 Chipotle Mexican Grill, Inc.* 2,042,481
56,220 Coupang, Inc. (South Korea)* 933,252
12,882 D.R. Horton, Inc. 1,894,813
5,812 Darden Restaurants, Inc. 1,185,125
17,053 DoorDash, Inc., Class A* 2,716,372
23,829 DraftKings, Inc., Class A* 583,572
22,143 eBay, Inc. 2,419,566
5,804 Expedia Group, Inc. 1,310,485
7,065 Flutter Entertainment PLC* 685,164
194,313 Ford Motor Co. 3,388,819
7,643 Garmin Ltd. 1,787,851
44,744 General Motors Co. 3,724,491
11,144 Hilton Worldwide Holdings, Inc. 3,651,443
49,315 Home Depot, Inc. (The) 15,639,759
15,767 Las Vegas Sands Corp. 797,337
10,310 Lennar Corp., Class A 925,632
414 Lennar Corp., Class B 36,465
27,915 Lowe’s Cos., Inc. 5,983,859
5,212 Lululemon Athletica, Inc.* 683,710
11,434 Marriott International, Inc.,
Class A 4,294,610
35,205 McDonald's Corp. 9,829,236
2,344 MercadoLibre, Inc. (Brazil)* 3,974,604
57,906 NIKE, Inc., Class B 2,676,994
136 NVR, Inc.* 830,253
41,463 O'Reilly Automotive, Inc.* 3,602,306
9,437 PulteGroup, Inc. 1,115,265
15,677 Ross Stores, Inc. 3,632,831
12,506 Royal Caribbean Cruises Ltd. 3,559,583
55,514 Starbucks Corp. 5,504,768
Shares Description Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
165,311 Tesla, Inc.* $ 72,040,881
54,804 TJX Cos., Inc. (The) 8,480,919
26,374 Tractor Supply Co. 831,572
2,232 Ulta Beauty, Inc.* 1,135,753
13,843 Yum! Brands, Inc. 2,048,072
317,984,114
Consumer Staples – 4.4%
82,786 Altria Group, Inc. 5,760,250
23,771 Archer-Daniels-Midland Co. 1,896,450
11,709 Church & Dwight Co., Inc. 1,119,732
191,710 Coca-Cola Co. (The) 15,147,007
39,694 Colgate-Palmolive Co. 3,577,620
7,744 Constellation Brands, Inc., Class
A 1,075,022
21,953 Costco Wholesale Corp. 20,994,093
10,894 Dollar General Corp. 1,204,985
9,325 Dollar Tree, Inc.* 1,085,803
12,182 Estee Lauder Cos., Inc. (The),
Class A 1,083,589
26,944 General Mills, Inc. 910,977
7,356 Hershey Co. (The) 1,427,285
95,572 Kenvue, Inc. 1,651,484
64,067 Keurig Dr Pepper, Inc. 1,923,932
16,481 Kimberly-Clark Corp. 1,608,545
42,763 Kraft Heinz Co. (The) 1,026,740
27,828 Kroger Co. (The) 1,729,510
63,442 Mondelez International, Inc.,
Class A 3,880,747
34,512 Monster Beverage Corp.* 3,039,817
67,696 PepsiCo, Inc. 9,761,086
77,037 Philip Morris International, Inc. 13,664,823
115,047 Procter & Gamble Co. (The) 16,516,147
24,133 Sysco Corp. 1,829,523
22,601 Target Corp. 2,871,909
14,034 Tyson Foods, Inc., Class A 856,355
214,577 Walmart, Inc. 24,837,288
140,480,719
Energy – 3.1%
49,319 Baker Hughes Co. 3,150,498
10,350 Cheniere Energy, Inc. 2,327,301
92,639 Chevron Corp. 16,902,912
60,430 ConocoPhillips 6,887,811
54,757 Devon Energy Corp. 2,436,139
8,990 Diamondback Energy, Inc. 1,721,405
26,553 EOG Resources, Inc. 3,541,639
206,318 Exxon Mobil Corp. 29,969,753
41,360 Halliburton Co. 1,606,836
96,812 Kinder Morgan, Inc. 3,008,917
14,573 Marathon Petroleum Corp. 3,625,325
38,378 Occidental Petroleum Corp. 2,173,346
31,057 ONEOK, Inc. 2,606,925
19,817 Phillips 66 3,485,414
74,406 SLB Ltd. 4,058,847
10,655 Targa Resources Corp. 2,717,771
14,750 Valero Energy Corp. 3,611,095
60,733 Williams Cos., Inc. (The) 4,335,729
98,167,663

GOLDMAN SACHS MARKETBETA
®
U.S. EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Financials – 11.0%
22,865 Aflac, Inc. $ 2,570,483
12,796 Allstate Corp. (The) 2,637,128
26,733 American Express Co. 8,460,192
26,896 American International Group,
Inc. 1,996,490
4,621 Ameriprise Financial, Inc. 2,059,626
9,698 Aon PLC, Class A 3,065,150
21,104 Apollo Global Management, Inc. 2,716,296
17,334 Arch Capital Group Ltd.* 1,548,620
10,325 Ares Management Corp., Class A 1,326,762
12,634 Arthur J Gallagher & Co. 2,540,824
308,225 Bank of America Corp. 15,904,410
33,989 Bank of New York Mellon Corp.
(The) 4,739,086
68,613 Berkshire Hathaway, Inc., Class
B* 32,555,496
7,660 Blackrock, Inc. 8,019,101
36,614 Blackstone, Inc. 4,282,740
26,409 Block, Inc.* 1,999,689
30,611 Capital One Financial Corp. 5,752,725
5,190 Cboe Global Markets, Inc. 1,731,176
81,850 Charles Schwab Corp. (The) 7,149,597
17,966 Chubb Ltd. 5,600,541
7,657 Cincinnati Financial Corp. 1,205,365
86,623 Citigroup, Inc. 10,905,836
20,954 Citizens Financial Group, Inc. 1,304,596
17,713 CME Group, Inc. 4,845,214
10,662 Coinbase Global, Inc., Class A* 2,015,438
3,250 Corpay, Inc.* 1,175,850
2,095 Everest Group Ltd. 678,843
26,186 Fidelity National Information
Services, Inc. 1,125,736
44,533 Fifth Third Bancorp 2,223,533
26,677 Fiserv, Inc.* 1,508,851
12,054 Global Payments, Inc. 910,198
14,625 Goldman Sachs Group, Inc.
(The)
(a)
14,998,815
13,615 Hartford Insurance Group, Inc.
(The) 1,730,875
100,149 Huntington Bancshares, Inc. 1,638,438
20,620 Interactive Brokers Group, Inc.,
Class A 1,793,321
27,836 Intercontinental Exchange, Inc. 4,115,553
133,194 JPMorgan Chase & Co. 39,866,296
46,390 KeyCorp 989,499
33,874 KKR & Co., Inc. 3,249,872
8,611 Loews Corp. 891,669
7,359 M&T Bank Corp. 1,590,353
624 Markel Group, Inc.* 1,132,928
23,941 Marsh & McLennan Cos., Inc. 3,829,842
39,216 Mastercard, Inc., Class A 19,371,920
27,029 MetLife, Inc. 2,235,028
7,589 Moody's Corp. 3,439,714
60,222 Morgan Stanley 12,526,176
3,510 MSCI, Inc. 2,216,144
21,405 Nasdaq, Inc. 1,980,391
9,176 Northern Trust Corp. 1,518,169
44,306 PayPal Holdings, Inc. 1,982,693
19,660 PNC Financial Services Group,
Inc. (The) 4,347,219
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
11,153 Principal Financial Group, Inc. $ 1,155,674
29,129 Progressive Corp. (The) 5,546,162
17,614 Prudential Financial, Inc. 1,772,673
9,076 Raymond James Financial, Inc. 1,301,589
42,713 Regions Financial Corp. 1,195,964
37,627 Robinhood Markets, Inc., Class
A* 3,548,226
45,460 Rocket Cos., Inc., Class A* 659,625
14,793 S&P Global, Inc. 6,272,232
13,791 State Street Corp. 2,146,431
17,205 Synchrony Financial 1,229,125
10,550 T. Rowe Price Group, Inc. 1,102,791
10,692 Travelers Cos., Inc. (The) 3,120,888
61,830 Truist Financial Corp. 2,980,824
74,912 US Bancorp 4,108,923
83,275 Visa, Inc., Class A 27,177,629
14,916 W R Berkley Corp. 947,763
152,801 Wells Fargo & Co. 11,848,190
4,775 Willis Towers Watson PLC 1,192,174
347,307,390
Health Care – 8.4%
86,266 Abbott Laboratories 7,384,370
87,589 AbbVie, Inc. 19,069,877
14,127 Agilent Technologies, Inc. 1,914,632
6,468 Alnylam Pharmaceuticals, Inc.* 1,953,207
26,684 Amgen, Inc. 8,986,904
14,277 Becton Dickinson & Co. 2,100,432
7,255 Biogen, Inc.* 1,421,980
73,532 Boston Scientific Corp.* 3,552,331
101,341 Bristol-Myers Squibb Co. 5,794,678
11,891 Cardinal Health, Inc. 2,340,149
8,643 Cencora, Inc. 2,328,079
24,971 Centene Corp.* 1,488,272
12,815 Cigna Group (The) 3,554,881
62,999 CVS Health Corp. 5,731,649
31,379 Danaher Corp. 5,732,002
19,484 Dexcom, Inc.* 1,436,750
28,759 Edwards Lifesciences Corp.* 2,486,791
10,907 Elevance Health, Inc. 4,288,523
41,849 Eli Lilly & Co. 46,243,145
22,809 GE HealthCare Technologies,
Inc. 1,421,913
61,402 Gilead Sciences, Inc. 8,254,271
7,846 HCA Healthcare, Inc. 2,970,025
6,005 Humana, Inc. 1,834,047
3,972 IDEXX Laboratories, Inc.* 2,238,341
17,610 Intuitive Surgical, Inc.* 7,477,910
8,549 IQVIA Holdings, Inc.* 1,557,713
119,357 Johnson & Johnson 26,894,713
4,159 Labcorp Holdings, Inc. 1,081,590
6,064 McKesson Corp. 4,502,156
15,577 Medline, Inc., Class A* 569,495
63,892 Medtronic PLC 4,715,869
122,458 Merck & Co., Inc. 14,538,214
1,021 Mettler-Toledo International,
Inc.* 1,205,372
283,321 Pfizer, Inc. 7,417,344
5,531 Quest Diagnostics, Inc. 1,077,992
4,972 Regeneron Pharmaceuticals, Inc. 3,056,686

GOLDMAN SACHS MARKETBETA
®
U.S. EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Health Care – (continued)
7,221 ResMed, Inc. $ 1,376,106
19,111 Royalty Pharma PLC, Class A 1,065,629
4,889 STERIS PLC 1,040,037
17,138 Stryker Corp. 5,228,632
18,383 Thermo Fisher Scientific, Inc. 9,053,811
44,898 UnitedHealth Group, Inc. 17,075,158
7,439 Veeva Systems, Inc., Class A* 1,296,915
12,646 Vertex Pharmaceuticals, Inc.* 5,659,591
4,889 Waters Corp.* 1,875,274
3,585 West Pharmaceutical Services,
Inc. 1,157,274
9,848 Zimmer Biomet Holdings, Inc. 810,786
20,910 Zoetis, Inc. 1,624,498
265,886,014
Industrials – 8.0%
26,028 3M Co. 3,985,668
11,462 AMETEK, Inc. 2,588,693
19,924 Automatic Data Processing, Inc. 4,419,940
3,650 Axon Enterprise, Inc.* 1,637,828
37,618 Boeing Co. (The)* 8,695,401
5,809 Broadridge Financial Solutions,
Inc. 892,959
38,542 Carrier Global Corp. 2,461,677
23,153 Caterpillar, Inc. 20,279,018
17,096 Cintas Corp. 2,927,861
1,723 Comfort Systems USA, Inc. 3,150,006
42,743 Copart, Inc.* 1,400,688
91,941 CSX Corp. 4,161,250
6,845 Cummins, Inc. 4,426,182
12,219 Deere & Co. 6,624,897
32,442 Delta Air Lines, Inc. 2,675,816
6,611 Dover Corp. 1,397,301
19,143 Eaton Corp. PLC 7,668,686
27,943 Emerson Electric Co. 4,018,762
6,137 Equifax, Inc. 1,017,453
57,084 Fastenal Co. 2,523,113
10,770 FedEx Corp. 4,434,547
9,281 Ferguson Enterprises, Inc. 2,097,228
15,813 Fortive Corp. 922,214
13,312 GE Vernova, Inc. 12,890,276
10,999 General Dynamics Corp. 3,814,673
51,804 General Electric Co. 16,772,063
31,705 Honeywell International, Inc. 7,541,351
19,659 Howmet Aerospace, Inc. 5,076,937
14,175 Illinois Tool Works, Inc. 3,505,194
19,367 Ingersoll Rand, Inc. 1,387,452
30,435 Johnson Controls International
PLC 4,080,116
9,320 L3Harris Technologies, Inc. 2,937,478
6,387 Leidos Holdings, Inc. 816,259
11,397 Lockheed Martin Corp. 6,045,539
11,198 Norfolk Southern Corp. 3,414,942
7,017 Northrop Grumman Corp. 3,955,342
9,233 Old Dominion Freight Line, Inc. 2,078,810
19,683 Otis Worldwide Corp. 1,394,344
25,818 PACCAR, Inc. 2,849,533
6,333 Parker-Hannifin Corp. 5,349,042
16,026 Paychex, Inc. 1,554,201
7,301 Quanta Services, Inc. 5,196,341
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
10,149 Republic Services, Inc. $ 2,034,266
5,609 Rockwell Automation, Inc. 2,529,995
14,826 Rollins, Inc. 705,718
66,498 RTX Corp. 11,947,031
2,562 Snap-on, Inc. 951,040
21,814 Southwest Airlines Co. 936,911
10,721 SS&C Technologies Holdings,
Inc. 723,882
10,944 Trane Technologies PLC 4,939,027
2,747 TransDigm Group, Inc. 3,456,605
98,325 Uber Technologies, Inc.* 6,922,080
29,345 Union Pacific Corp. 7,707,171
16,206 United Airlines Holdings, Inc.* 1,860,449
36,554 United Parcel Service, Inc.,
Class B 3,899,946
3,109 United Rentals, Inc. 3,095,538
6,931 Verisk Analytics, Inc. 1,212,856
17,226 Vertiv Holdings Co., Class A 5,438,420
2,125 W.W. Grainger, Inc. 2,622,760
20,006 Waste Management, Inc. 4,230,469
8,452 Westinghouse Air Brake
Technologies Corp. 2,207,324
12,048 Xylem, Inc. 1,319,738
253,808,307
Information Technology – 38.7%
30,418 Accenture PLC, Class A 5,690,295
19,836 Adobe, Inc.* 5,141,690
80,213 Advanced Micro Devices, Inc.* 41,397,929
5,437 Amdocs Ltd. 342,368
60,060 Amphenol Corp., Class A 8,934,526
24,132 Analog Devices, Inc. 9,987,028
707,982 Apple, Inc. 220,932,863
39,188 Applied Materials, Inc. 17,636,951
12,545 AppLovin Corp., Class A* 7,691,214
51,369 Arista Networks, Inc.* 8,191,814
4,893 ARM Holdings PLC ADR* 1,728,648
10,441 Autodesk, Inc.* 2,415,108
229,912 Broadcom, Inc. 102,717,784
13,556 Cadence Design Systems, Inc.* 5,082,551
6,950 Ciena Corp.* 4,032,599
9,748 Circle Internet Group, Inc.* 1,101,524
195,859 Cisco Systems, Inc. 23,585,341
15,219 Cloudflare, Inc., Class A* 3,680,259
24,518 Cognizant Technology Solutions
Corp., Class A 1,367,001
9,266 Coherent Corp.* 3,349,381
12,283 CoreWeave, Inc., Class A* 1,345,357
38,577 Corning, Inc. 6,988,609
12,300 Crowdstrike Holdings, Inc.,
Class A* 8,991,300
15,426 Datadog, Inc., Class A* 3,815,621
13,799 Dell Technologies, Inc., Class C 5,808,137
1,186 Fair Isaac Corp.* 1,483,200
31,254 Fortinet, Inc.* 4,312,114
3,819 GLOBALFOUNDRIES, Inc.* 305,405
65,222 Hewlett Packard Enterprise Co. 2,807,155
46,718 HP, Inc. 1,263,255
218,816 Intel Corp.* 25,093,819

GOLDMAN SACHS MARKETBETA
®
U.S. EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
46,491 International Business Machines
Corp. $ 13,845,020
13,326 Intuit, Inc. 4,417,969
8,546 Keysight Technologies, Inc.* 2,891,368
6,490 KLA Corp. 12,471,898
61,736 Lam Research Corp. 19,643,161
3,518 Lumentum Holdings, Inc.* 3,007,749
43,258 Marvell Technology, Inc. 8,867,890
26,339 Microchip Technology, Inc. 2,492,986
55,737 Micron Technology, Inc. 54,120,627
362,819 Microsoft Corp. 163,355,627
3,956 MongoDB, Inc.* 1,327,436
2,299 Monolithic Power Systems, Inc. 3,600,717
8,182 Motorola Solutions, Inc. 3,299,637
9,949 NetApp, Inc. 1,734,011
1,156,231 NVIDIA Corp. 244,126,613
12,509 NXP Semiconductors NV
(Netherlands) 4,019,767
19,461 ON Semiconductor Corp.* 2,347,386
83,266 Oracle Corp. 18,799,797
105,318 Palantir Technologies, Inc., Class
A* 16,486,480
40,154 Palo Alto Networks, Inc.* 11,310,980
10,410 Qnity Electronics, Inc. 1,623,960
52,855 QUALCOMM, Inc. 13,267,662
5,078 Roper Technologies, Inc. 1,653,041
44,384 Salesforce, Inc. 8,481,782
6,788 Sandisk Corp.* 11,505,524
10,776 Seagate Technology Holdings
PLC 9,480,725
51,832 ServiceNow, Inc.* 6,446,346
16,064 Snowflake, Inc.* 4,105,155
16,133 Strategy, Inc.* 2,566,599
9,485 Synopsys, Inc.* 4,511,256
14,522 TE Connectivity PLC
(Switzerland) 3,099,140
7,756 Teradyne, Inc. 2,903,148
44,917 Texas Instruments, Inc. 13,730,229
204 Ubiquiti, Inc. 119,107
4,028 VeriSign, Inc. 1,149,511
16,755 Western Digital Corp. 8,900,424
10,321 Workday, Inc., Class A* 1,508,827
13,075 Zoom Communications, Inc.* 1,328,289
4,734 Zscaler, Inc.* 661,482
1,226,430,172
Materials – 1.6%
10,920 Air Products and Chemicals, Inc. 3,042,530
25,002 Anglogold Ashanti PLC
(Australia) 2,421,194
33,298 Corteva, Inc. 2,606,567
33,107 CRH PLC 3,601,711
20,820 DuPont de Nemours, Inc. 1,008,104
12,524 Ecolab, Inc. 3,206,144
71,282 Freeport-McMoRan, Inc. 4,683,940
25,933 International Paper Co. 867,978
22,921 Linde PLC 11,407,553
2,990 Martin Marietta Materials, Inc. 1,739,104
53,896 Newmont Corp. 5,918,320
11,260 Nucor Corp. 2,815,000
Shares Description Value
Common Stocks – (continued)
Materials – (continued)
4,422 Packaging Corp. of America $ 968,020
11,293 PPG Industries, Inc. 1,275,883
11,342 Sherwin-Williams Co. (The) 3,446,153
4,587 Southern Copper Corp. (Mexico) 877,493
6,557 Vulcan Materials Co. 1,855,106
51,740,800
Real Estate – 1.6%
23,307 American Tower Corp. REIT 4,357,477
7,075 AvalonBay Communities, Inc.
REIT 1,291,258
14,568 CBRE Group, Inc., Class A* 1,821,583
21,601 Crown Castle, Inc. REIT 1,976,492
17,149 Digital Realty Trust, Inc. REIT 3,258,310
4,860 Equinix, Inc. REIT 5,190,674
17,059 Equity Residential REIT 1,116,512
3,185 Essex Property Trust, Inc. REIT 868,358
10,456 Extra Space Storage, Inc. REIT 1,508,905
14,575 Iron Mountain, Inc. REIT 1,869,244
46,120 Prologis, Inc. REIT 6,616,836
7,856 Public Storage REIT 2,385,789
45,879 Realty Income Corp. REIT 2,811,465
5,288 SBA Communications Corp.
REIT 1,074,310
16,106 Simon Property Group, Inc.
REIT 3,300,281
23,360 Ventas, Inc. REIT 1,972,051
52,546 VICI Properties, Inc. REIT 1,482,848
34,237 Welltower, Inc. REIT 7,029,883
49,932,276
Utilities – 2.0%
13,414 Ameren Corp. 1,448,310
26,620 American Electric Power Co.,
Inc. 3,371,955
9,698 American Water Works Co., Inc. 1,195,473
7,887 Atmos Energy Corp. 1,333,928
32,463 CenterPoint Energy, Inc. 1,371,886
14,831 CMS Energy Corp. 1,076,286
17,956 Consolidated Edison, Inc. 1,896,692
14,379 Constellation Energy Corp. 4,137,557
42,433 Dominion Energy, Inc. 2,840,465
10,280 DTE Energy Co. 1,468,704
38,689 Duke Energy Corp. 4,748,301
19,177 Edison International 1,341,239
22,242 Entergy Corp. 2,425,490
18,290 Eversource Energy 1,248,658
50,221 Exelon Corp. 2,292,087
27,274 FirstEnergy Corp. 1,265,241
103,131 NextEra Energy, Inc. 8,973,428
109,356 PG&E Corp. 1,786,877
36,831 PPL Corp. 1,303,449
24,829 Public Service Enterprise Group,
Inc. 1,952,801
32,499 Sempra 2,896,636
54,640 Southern Co. (The) 5,029,612
16,655 Vistra Corp. 2,668,631
15,880 WEC Energy Group, Inc. 1,763,474

GOLDMAN SACHS MARKETBETA
®
U.S. EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
**End swaps header**
Shares Description Value
Common Stocks – (continued)
Utilities – (continued)
29,508 Xcel Energy, Inc. $ 2,345,886
62,183,066
TOTAL COMMON STOCKS
(Cost $2,319,453,329)
3,157,139,635
Shares Dividend Rate Value
aa
Investment Company – 0.1%
(a)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
4,006,455 3.519% 4,006,455
(Cost $4,006,455)
TOTAL INVESTMENTS – 99.9%
(Cost $2,323,459,784)
$ 3,161,146,090
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
2,504,650
NET ASSETS – 100.0%
$ 3,163,650,740
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

Goldman Sachs MarketBeta
®
ETFs
Schedule of Investments
May 31, 2026 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the
Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation
Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities— Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker or receivable for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Goldman Sachs MarketBeta
®
ETFs
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.
Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying
Fund’s shareholder report.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31,
2026:
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta
®
ETFs
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
MarketBeta
®
Emerging Markets Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 3,733,769 $ — $ —
Asia 125,312,961 3,250,280 —
Europe 1,442,307 — —
North America 2,692,162 — —
Oceania 25,305 — —
South America 4,855,202 1,515,667 —
Exchange-Traded Fund 685,051 — —
Investment Company 1,348,021 — —
Securities Lending Reinvestment Vehicle 2,117,756 — —
Total
$ 142,212,534 $ 4,765,947 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 86,411 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
MarketBeta
®
International Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 2,602,395 $ — $ —
Asia 328,855,901 — —
Europe 538,453,484 3,209,351 —
North America 69,781,223 — —
Oceania 85,643,472 — —
South America 1,260,310 — —
Investment Company 10,753,245 — —
Securities Lending Reinvestment Vehicle 15,475,095 — —
Total
$ 1,052,825,125 $ 3,209,351 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 661,629 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
MarketBeta
®
Russell 1000 Growth Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 420,583 $ — $ —
Europe 173,021 — —
North America 458,864,893 — —
Oceania 103,716 — —
South America 794,374 — —
Investment Company 682,111 — —
Securities Lending Reinvestment Vehicle 322,494 — —
Total
$ 461,361,192 $ — $ —
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta
®
ETFs
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon
(“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
€ 1.00 € 1.00 € 1.00
(a)
MarketBeta
®
Russell 1000 Value Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 80,805 $ — $ —
Europe 469,266 — —
North America 407,046,815 — —
Oceania 515,576 — —
South America 73,998 — —
Investment Company 2,106,457 — —
Securities Lending Reinvestment Vehicle 581,317 — —
Total
$ 410,874,234 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 143,675 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
MarketBeta
®
U.S. Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 933,252 $ — $ —
Europe 7,118,907 — —
North America 3,142,691,678 — —
Oceania 2,421,194 — —
South America 3,974,604 — —
Investment Company 4,006,455 — —
Total
$ 3,161,146,090 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
(b)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta
®
ETFs
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the
Index, (or a Reference Index if applicable) including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the
Index.
Diversification Risk — Each Fund is classified as a “diversified” fund; however, each Fund may become “non-diversified,” meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified funds, to the extent its respective Index is non-diversified. Each fund thus may invest a larger percentage of its assets in fewer issuers than diversified funds.
Index Risk — Solactive AG and FTSE Russell (the “Index Providers”) constructs each applicable Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its
Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Providers may utilize third party data in constructing each respective Index, but it does not guarantee the accuracy or availability of any such third party data.
Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Providers for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index
Providers can guarantee the availability or timeliness of the production of the Index. Furthermore, Solactive AG, the index provider
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta
®
ETFs
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
for Goldman Sachs MarketBeta
®
Emerging Markets Equity ETF, Goldman Sachs MarketBeta
®
International Equity ETF and Goldman
Sachs MarketBeta
®
U.S. Equity ETF, and FTSE Russell, the index provider for Goldman Sachs MarketBeta
®
Russell 1000 Growth ETF
and Goldman Sachs MarketBeta
®
Russell 1000 Value ETF may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion. In such circumstances, a Fund, in replicating the composition of its Index, may have more or less exposure to a particular sector or individual company than had the Index been constructed in accordance with its stated methodology.
Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.
Large Shareholder Transactions Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the
Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on Cboe BZX
Exchange, Inc. or NYSE Arca, Inc., as applicable, and may, therefore, have a material upward or downward effect on the market price of the Shares.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.
Mid-Cap Risk — Investments in mid-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta
®
ETFs
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a
Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.
Valuation Risk — The sale price a Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Funds rely on various sources to calculate their respective NAVs. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues or otherwise. NAV calculations may also be impacted by operational risks arising from factors such as failures in systems and technology.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)